SEMI-ANNUAL REPORT
AS OF JUNE 30, 1997

 .PACIFIC SELECT FUND
                                     [LOGO OF PACIFIC SELECT FUND APPEARS HERE]

                              PACIFIC SELECT FUND

Dear Shareholders:

  We are pleased to share with you the Pacific Select Fund (the "Fund") Semi-annual Report dated June 30, 1997. The Fund is the underlying investment vehicle for variable life insurance policies and variable annuity contracts offered by Pacific Mutual Life Insurance Company ("Pacific Mutual") and variable annuity contracts administered by Pacific Corinthian Life Insurance Company.

  Pacific Mutual, as adviser to the Fund, engaged other firms to serve as Portfolio Managers under Pacific Mutual's supervision for twelve of the Portfolios of the Fund. The Adviser, with input from each of these Portfolio Managers, has prepared the attached discussion of the results for each Portfolio for the period from January 1, 1997 to June 30, 1997 and the anticipated outlook for the last six months of 1997.

  Pacific Investment Management Company ("PIMCO") serves as Portfolio Manager for the Managed Bond Portfolio and the Government Securities Portfolio. Capital Guardian Trust Company ("Capital Guardian") serves as Portfolio Manager for the Growth Portfolio. Columbus Circle Investors ("CCI") serves as Portfolio Manager for the Aggressive Equity Portfolio. Janus Capital Corporation ("Janus") serves as Portfolio Manager for the Growth LT Portfolio. J.P. Morgan Investment Management Inc. ("JPMIM") serves as Portfolio Manager for the Equity Income Portfolio and Multi-Strategy Portfolio. Greenwich Street Advisors, a division of Smith Barney Mutual Funds Management Inc. ("Greenwich") serves as Portfolio Manager for the Equity Portfolio and the Bond and Income Portfolio. Bankers Trust Company ("Bankers Trust") serves as Portfolio Manager for the Equity Index Portfolio. Templeton Investment Counsel, Inc. ("Templeton") served as Portfolio Manager for the International Portfolio through May 31, 1997. Morgan Stanley Asset Management Inc. ("Morgan Stanley") served as Portfolio Manager for the International Portfolio from June 1, 1997 through June 30, 1997. Blairlogie Capital Management ("Blairlogie") serves as Portfolio Manager for the Emerging Markets Portfolio.

  We look forward to continued growth in assets in 1997 and beyond.

Sincerely,

/s/ THOMAS C. SUTTON

Thomas C. Sutton
Chairman and President
Pacific Select Fund


                  PACIFIC SELECT FUND PERFORMANCE DISCUSSION


MONEY MARKET PORTFOLIO
----------------------
  The total return for the Money Market Portfolio for the six months ended June 30, 1997 was 2.53%**. The yield, measured during the 7-day period ending June 30, 1997, was 5.16%**.

  After rising in the first three months of 1997, yields on short-term Treasury bills and commercial paper fell in the second quarter. At mid-year, the 3-month T-bill yield was 5.17% compared with 5.18% at year-end 1996. On March 25, 1997, the Federal Reserve raised interest rates, increasing the Federal funds rate 0.25% to 5.50%, Many investors expected to see another rate hike before the end of June, but the Fed decided to maintain this rate level based on evidence of low inflation, a moderating economy, and low unemployment.

  As yields have fallen, the Portfolio has extended its average maturity through the use of asset-backed money market tranches. This extension strategy provides
the Portfolio with a yield pickup.   At June 30, the average maturity of the
Portfolio was 64 days as compared with 47 days at year-end 1996.

  For the remainder of 1997, heavy demand for short-term securities should keep yields relatively low. In this environment, the Portfolio will actively seek to trade into higher-yielding instruments while maintaining liquidity.

HIGH YIELD PORTFOLIO
--------------------

  The total return for the High Yield Bond Portfolio for the six months ended June 30, 1997 was 4.97%** versus 5.86%* for the First Boston High Yield Bond Index and 2.74%* for the Lehman Brothers Government/Corporate Bond Index.

  The overall U.S. bond market rebounded from a poor-performing first quarter and posted strong gains in the second quarter as interest rates fell. The high-yield market continued to experience a heavy calendar of new issuance, with over $55 billion of debt offered year-to-date. Over the past six months, high-yield corporate bonds solidly outperformed investment-grade corporates, governments, and mortgage-backed securities. Within the high-yield sector, long-term issues had better performance than intermediate-term issues while securities rated B or lower generally outperformed securities rated BB. The Portfolio underperformed its high-yield benchmark over the twelve-month period primarily because the Portfolio's emphasis remained on the higher-quality tier of this market.

  For the balance of 1997, Pacific Mutual Life believes that the favorable environment for high-yield bonds will continue. Despite the compression in spreads between high-yield and investment-grade securities, there are still good opportunities for attractive returns. Momentum continues to be strong, driven by cash flows into mutual funds and a healthy economy with low inflation.

MANAGED BOND AND GOVERNMENT SECURITIES PORTFOLIOS
-------------------------------------------------

  The total returns for the six months ended June 30, 1997 for the Managed Bond Portfolio and the Government Securities Portfolio were 2.67%** and 2.24%**, respectively. The total returns for the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Government Bond Index for the corresponding period were 2.74%* and 2.62%*, respectively.

  After falling significantly toward the end of 1996, interest rates rose in the first quarter of 1997 as fears of an overheating economy and tighter monetary policy concerned investors. On signs that the surge in growth had subsided to a moderate pace of expansion in the second quarter, interest rates began to drop. At June 30, 1997, the 30-year Treasury yielded 6.78% compared with 6.64% at year-end 1996. Supporting the drop in bond yields was the continued absence of inflationary pressures at any stage of the production process.

  PIMCO's use of multiple strategies, ranging from sector rotation to in-depth analysis of individual securities, contributed to near-benchmark performance for both Portfolios. Although above-market durations detracted from returns throughout the first quarter and the beginning of the second quarter, higher-than-index duration was beneficial to both Portfolios in the latter part of the second quarter.

  PIMCO reported that the Managed Bond Portfolio's strong relative performance was the result of opportunities found in higher-yielding corporate bonds, mortgage pass-throughs, and a small position in currency-hedged, Canadian government securities. Mortgage pass-throughs provided yield premiums and price gains relative to Treasury issues while corporate bonds continued to fare extremely well amid strong economic growth.

  Performance of the Government Securities Portfolio was bolstered by holdings in pass-through mortgage securities as well as collateralized mortgage obligations. The Portfolio's short-term adjustable rate mortgages performed particularly well, and small positions in Canadian government bonds added value.

  For the remainder of 1997, PIMCO intends to maintain an average portfolio maturity for both Portfolios above that of the respective market indexes to reflect a moderately bullish opinion about the direction of interest rates. PIMCO expects that rates will trend downward later in 1997 as the growth rate of the economy slows to a more sustainable 3% level and inflation remains benign.

GROWTH PORTFOLIO
----------------

  The Growth Portfolio's total return for the six months ending June 30, 1997 was 17.93%** versus 10.20%* for the Russell 2000 Index, 11.26%* for the Russell 2500 Index, and 20.61%* for Standard & Poor's 500 Stock Index ("S&P 500 Index"). The Russell 2000 Index is the most comparable benchmark because the median and average market size of the stocks held in the Portfolio is relatively representative of the size of the stocks that comprise the Russell 2000.

  The U.S. stock market extended its remarkable winning streak during the first half of 1997. The combination of moderate economic growth and continued low inflation kept interest rates at reasonably low levels and bolstered stock prices. Most of the six-month gain occurred during the second quarter as stock valuations rose sharply, supported by the underlying fundamentals of solid revenues, earnings, and cash flows.

  In this environment, the Portfolio's holdings performed well, and areas of particular strength were semiconductor equipment and media firms. Areas that performed less well included technology (other than semiconductors) and several biotech firms. At mid-year, the Portfolio was relatively underweighted in finance, utilities, oil companies, and retailers.

  Looking ahead, Capital Guardian continues to be bullish on the long-term prospects for the stock market. Corrections are inevitable, but global and U.S. trends--economic, political, technical, and social--appear to be positive for the long-term growth of equity values. The market's sustained strong advance has led to full (if not over-) valuations of some issues, but Capital Guardian expects to be able to find enough attractive issues to remain fully invested.

AGGRESSIVE EQUITY PORTFOLIO
---------------------------

  For the six months ended June 30, 1997, the Aggressive Equity Portfolio returned -1.98%** compared with 10.20%* for the Russell 2000 Index, 11.26%* for the Russell 2500 Index and 20.61%* for the S&P 500 Index.

  The Portfolio's below-benchmark return is primarily the result of the extreme negative environment for small cap aggressive growth stocks that persisted through April of this year, a large bet on technology stocks, and some inevitable disadvantageous stock selection.

  Looking back, July 1996 marked a sea change in investor interest in small cap issues. Over the next three quarters, interest ebbed at an accelerating rate, with small growth stocks declining the most. In the first four months of 1997, small cap stocks declined by 5% while large cap issues as measured by the S&P 500 gained 9%. In May the tide changed, and interest in small and mid cap stocks rekindled. Investors started to reward companies with strong sales and earnings growth rates, improving business development, and positively surprising news events. The Portfolio responded well to this shift in environment, advancing over 10% in May and making further progress in June.

  The Portfolio's performance year-to-date was also hindered by the 30% allocation to the technology sector, which is heavily populated with the aggressive growth stocks that meet CCI's discipline. In the first half of the year, technology underperformed the broader small cap market, and the Portfolio's overweighting significantly detracted from performance. The Portfolio's technology holdings were concentrated in computer hardware and software, and in aggregate these stocks performed poorly despite having good fundamentals.

  CCI believes the outlook for the small cap segment of the market is attractive. Even with relative valuations well below their historical peak, CCI continues to build up defenses against

                                               See explanation of symbols on A-5
negative surprises because the penalty for missing expectations has become severe. The second quarter results have reinforced CCI's belief that a "Positive Surprise" discipline of investing in companies doing better than expected still works, and a portfolio inventory of vibrant companies can produce very attractive investment returns.

GROWTH LT PORTFOLIO
-------------------
  The total return of the Growth LT Portfolio for the six months ending June 30, 1997 was 5.33%** versus 11.26%* for the Russell 2500 Index and 20.61%* for the S&P 500 Index.

  At mid-year 1997, the Portfolio's asset allocation was approximately 60% in domestic stocks, 17% in foreign equities, and 23% in cash and equivalents. This allocation detracted from results as domestic equities outperformed their international counterparts and short-term yield levels were well below the gains enjoyed by major stock market indexes. In addition, over 60% of the Portfolio was invested in companies with capitalizations of less than $8.5 billion with an average weighted market capitalization of $16.52 billion.

  Although the market's narrow focus and a major sell-off in technology hurt performance in the first quarter, the Portfolio rebounded strongly in the second quarter. Small and mid cap stocks began to participate in the rally, giving the market greater breadth in its advance. Additionally, selected technology stocks came back into favor, allowing the Portfolio to make up for lost ground.

  The Portfolio's current mix is somewhat more eclectic than in the past, although several broad themes remain. These include health care, pharmaceuticals, technology, telecommunications, financial services and consumer products companies. Looking ahead over the next several quarters, Janus remains confident about the earnings prospects for the Portfolio and, using fundamental analysis, will continue to seek attractively priced companies with good growth potential.

EQUITY INCOME AND MULTI-STRATEGY PORTFOLIOS
-------------------------------------------

  The total return for the Equity Income Portfolio for the six months ending June 30, 1997 was 17.22%** versus the S&P 500 Index's return of 20.61%*. The Multi-Strategy Portfolio's return for the six-month period ending June 30, 1997 was 10.08%** versus 20.61%* for the S&P 500 Index, and 3.11%* for the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index ("Aggregate Bond Index") recently replaced the Lehman Brothers Government/Corporate Bond Index as a benchmark comparison because the Portfolio contains mortgage-backed securities.

  The stock market benefited from an environment of strong growth and low inflation in the first half of 1997. After a volatile first quarter, the market stabilized in the second quarter as the Federal Reserve decided to hold the Fed Funds rate at 5.5%. The first quarter of 1997 was dominated by strong fourth quarter earnings reports in January and February and fears of rising rates in March. As rates rose, JPMIM slightly underweighted interest-sensitive sectors, specifically the finance, telephone, utility, and insurance sectors. However, in the second quarter as interest rates began to fall, these sectors rebounded. Weightings were then readjusted to a more neutral stance. This sector neutral approach, combined with a focus on undervalued stock selection, led to strong gains for the first six months.

  The Equity Income Portfolio also benefited from strong stock selection, particularly in the telephone and drug sectors. In addition, stock selection in the retail sector also added to performance as this sector rebounded after weak holiday sales the previous December.

  The Multi-Strategy Portfolio's asset allocation favored fixed income securities during the first half of 1997, as JPMIM continued to view stocks as overvalued relative to bonds. Allocation remained closer to a 50/50 balance between stocks and bonds versus the usual allocation of 60% equity and 40% fixed income. In addition to the equity sectors mentioned above, fixed income performance was enhanced by an overweighting of investment-grade corporate securities. Without a strong conviction as to the direction of interest rates in the second quarter, the Portfolio maintained a duration similar to that of the Aggregate Bond Index.

  JPMIM's outlook calls for strong GDP growth of 3.5% in 1997 and below-trend growth in 1998, with inflation moving up above 3% in 1998 due to higher wage growth. The Portfolios will continue to be fully invested in a diverse selection of stocks and will remain largely sector neutral. In equities, JPMIM has positioned technology holdings away from the personal computer industry and towards the data networking areas as JPMIM believes the environment in these two subsectors is about to reverse. In the Multi-Strategy Portfolio, equities will continue to be underweighted versus bonds. Within the fixed income portion, investment-grade corporates will continue to be overweighted in anticipation of above-trend growth over the second half of 1997.

EQUITY PORTFOLIO
----------------
  For the six months ending June 30, 1997, the total return of the Equity Portfolio was 13.45%** versus the 20.61%* for the S&P 500 Index.

  The first month of 1997 started off quite strong for stocks, but the market began to retreat in mid-February. The last two trading days of March lopped more than 4% from the value of the S&P 500 Index and erased most of the quarter's advance. The sell-off in March proved to be another buying opportunity as most major indexes rebounded from their mid-April lows to post record gains for the second quarter. The market rally ignited after the Fed decided to leave interest rates unchanged, owing to a benign inflation environment. With strong earnings growth and a more favorable inflation outlook, investor preference remained with large cap issues despite their historically high valuations. In that regard, the equity markets continued to see new highs amid a fairly narrow leadership-- similar to the "Nifty Fifty" of the 1970s.

  Although the Portfolio entered the second quarter of 1997 well positioned to benefit from the continued earnings momentum and solid industry fundamentals of large cap issues, performance for the six-month period was below that of the benchmark. The corporate giants that dominate the top 25 positions in the Index posted exceptionally strong gains,

                                               See explanation of symbols on A-5
eclipsing the Portfolio's base of growth stocks with powerful earnings momentum. To reflect a more selective posture toward technology stocks, this sector weighting was reduced to limit volatility in the Portfolio. As the second quarter progressed, strong performance of the consumer, finance, and pharmaceutical sectors bolstered Portfolio results.

  For the balance of 1997, Greenwich believes the direction of the market will be upward--given solid economic growth and the lower interest rate environment-- but not without some volatility. To the extent that interest rates and inflation remain in check and corporate profit growth proceeds at a moderate pace, large cap issues should continue to outperform. The Portfolio Manager intends to continue looking for high-quality growth stocks with strong earnings momentum because, over the long term, these issues are expected to offer superior growth and above-average returns.

BOND AND INCOME PORTFOLIO
-------------------------

  For the six-month period ending June 30, 1997 the total return for the Bond & Income Portfolio was 2.16%** versus 2.52%* for the Lehman Brothers Government/Corporate Long-Term Bond Index.

  The bond market rebounded in the second quarter after posting negative returns in the first three months of 1997. After above-average economic growth in the first quarter, the economy began to slow and has shown little evidence of inflation. The main reason for the slowdown was the drop in consumer spending. Weak auto sales figures and incentive finance packages offered by auto manufacturers were clear evidence of this sluggishness. Housing starts have also moved within a fairly narrow range during the past two years and retail sales remained sluggish.

  As inflationary pressure appeared to be contained, the Federal Reserve decided not to raise interest rates during the second quarter. By June 30, 1997, the yield on the 30-year bellwether Treasury had fallen to 6.78%, down from the 7.10% level at the end of March but up from the 6.64% yield at the end of 1996. Over the past six months, intermediate securities outperformed longer maturity issues. Among the major sectors, mortgage securities and corporates outperformed Treasury issues as a whole. As rates rose during the first quarter of 1997, Greenwich added long-term maturities to the Portfolio. Additions were made to the bank and finance sector as well as biotechnology, which is expected to have tremendous growth prospects. Early in 1997, Treasury bonds were purchased yielding close to 7%. Greenwich believes that long-term interest rates will continue to decline toward the 6% level and that these issues should perform well.

  For the remainder of 1997, Greenwich does not envision any serious imbalances which could cause a recession nor do they see large pockets of pent-up demand. Monetary policy is expected to remain restrictive, and fiscal policy will also be under a tight rein, as evidenced by the Federal deficit (which will be less than 1% of GDP in fiscal 1997) and the shrinkage in Treasury bond issuance relative to potential demand.


EQUITY INDEX PORTFOLIO
----------------------

  For the six months ended June 30, 1997, the total return for the Equity Index Portfolio was 20.47%** versus the 20.61%* return of the S&P 500 Index. This Portfolio seeks to replicate the performance of the S&P 500 Index.

  The first half of 1997 was one of the top-ten strongest periods in the past 50 years, and during this period large cap growth stocks outperformed large cap value stocks. Despite a 10% correction between early March and mid-April, the S&P 500 advanced over 17% by the end of June. Strong-performing sectors in the second quarter included financial services, health care, and transportation. Technology stocks, which slumped in the first quarter, posted hefty gains in the second quarter. Weaker-performing sectors included utilities and energy.

  Real GDP, which grew at an annualized rate of 5% in the first quarter, posted a 1.5% gain in the second quarter. The inflation picture, already quite benign, brightened further, and corporate profits continued to post impressive gains. As the second half of 1997 unfolds, the economy is expected to again display strength, with robust employment and a pickup in the pace of consumer spending. On balance, Bankers Trust estimates that real GDP will rise in the 2%-3% zone, enough to generate slightly higher inflation and allow corporate earnings to continue to expand at a double-digit rate. In the event the Fed raises interest rates in the fall, the S&P 500 could suffer a correction of 5%-10%. Longer-term, however, favorable fundamentals are expected to result in a positive trend for both stocks and bonds.

INTERNATIONAL PORTFOLIO
-----------------------

  The International Portfolio's total return for the six months ending June 30, 1997 was 14.10%** versus 11.20%* for the Morgan Stanley Capital International Europe, Austria and Far East Index (EAFE Index). The management of the Portfolio was moved from Templeton to Morgan Stanley on June 1, 1997. The transition period went smoothly, and the majority of the restructuring was completed in June. The restructuring was concentrated on increasing exposure to markets such as Japan and Germany--which are expected to show stronger performance going forward--and selectively paring back exposure to emerging market countries.

  Near the end of the first quarter, many international stock markets gave up part of their earlier gains, in tandem with the U.S. market. As a result, Europe provided fertile ground for finding undervalued stocks. In addition, European companies have gone through a number of restructurings in order to recognize shareholder value. During the quarter, the Portfolio was underweighted in Japan as Templeton believed that opportunities in other Asian countries, such as Hong Kong were attractive. Brazil and China, two of the world's largest emerging markets, also provided good bargains.

  In the second quarter, the Japanese market posted impressive gains following an extended period of underperformance. The economy finally began to pick up, reflecting the lagged benefits of low interest rates and devaluation of the yen. The Portfolio's weighting in Japan was raised from less than 1% in May to approximately 20% at quarter-end. This restructuring allowed

                                               See explanation of symbols on A-5
the Portfolio to capture a portion of that market's rise in June. The markets in Europe continued to extend their rally, buoyed by strong corporate earnings and benign inflation. In Asia the story was mixed. The Hong Kong market rose over 20% as investors became euphoric prior to the July 1 hand-over to China. Red chip stocks (companies with the strongest ties to China) performed exceptionally well. In contrast, the Thai market plummeted, due to concerns about the nation's banking system and fears of currency devaluation. In Latin America, Brazil and Mexico were strong performers. As the news from this region continues to be positive, Morgan Stanley has decided to retain the Portfolio's exposure for the time being.

  Looking ahead to the second half of 1997, Morgan Stanley remains cautiously optimistic about the international markets. European markets should continue to be supported by improving fundamentals, although valuations have reached record levels. Morgan Stanley expects to increase exposure to Japan and anticipates finding attractive opportunities in Singapore and Malaysia. Finally, Morgan Stanley will continue to selectively reduce the Portfolio's exposure to the emerging markets, taking advantage of market strength particularly in Latin America.

EMERGING MARKETS PORTFOLIO
--------------------------

  For the six months ending June 30, 1997 the Emerging Markets Portfolio returned 14.99%** versus the 17.75%* return of the Morgan Stanley Capital International Emerging Markets Free Index.

  The Portfolio's overweighting in Latin America was beneficial during the first half of 1997. The global pattern of funds flowing from Asia to Latin America was sustained during this period, and most Latin markets repeatedly hit records in trading volume. In particular, Peru and Brazil, both of which saw strong inflows of capital, performed well, as did Mexico.

  Persistent fears over currency devaluation led Blairlogie to reduce the Portfolio's allocation to Thailand and Malaysia. The below-benchmark weighting in Thailand and the Czech Republic paid off as the currencies of these countries were devalued following an onslaught of speculators. Other markets such as the Philippines and Indonesia have also suffered from currency weakness. Overall, the U.S. dollar was strong during the second quarter, which lowered returns to U. S. investors. During this period Malaysia and India performed poorly. Malaysian auto sector stocks fell sharply, while in India, Global Depository Receipts (GDRs)--the most common and cost-efficient investment vehicle held by foreigners-- underperformed the local market. Much of this underperformance was attributable to the government's postponement of the removal of oil price subsidies. Each time such a delay occurs, the oil sector, which is not represented among GDRs, advances sharply and GDRs tend to lag in this situation.

  The strength of the U.S. equity market continued to bewilder global investors. Blairlogie believes that there are now many international markets that are cheaper across a broad range of criteria. In Eastern Europe, further short-term choppiness is expected, although suitable opportunities could occur later this year. Portugal, with low inflation, is graduating to the EAFE Index later in 1997, which is likely to continue to bolster its desirability. Latin America may be overvalued in the short term, but the region is poised for a period of solid growth. From a contrarian standpoint, the relative performance between Latin America and Asia is beginning to appear stretched, although the flow of capital from Asia to Latin America is expected to continue due to fears of currency woes within Asia.

                         _____________________________


EXPLANATION OF SYMBOLS
----------------------

* All indices are unmanaged. Sources for indices : AIM/TM /Asset Investment Management software, Micropal, Inc., Portland, Oregon.

** The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns and 7-day yield do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                              HIGH                    GOVERN-
                                                  MONEY      YIELD       MANAGED       MENT                  AGGRESSIVE     GROWTH
                                                  MARKET      BOND        BOND      SECURITIES     GROWTH      EQUITY         LT
                                                PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                -----------------------------------------------------------------------------------
ASSETS
Investments in securities at value............               $236,724    $274,085     $ 77,724    $192,887      $74,982    $426,485
Short-term investments at amortized cost......   $379,986      14,213      94,288       41,002      14,463        8,266     131,705
Cash..........................................                      1          13            1                        3           3
Receivables:
  Dividends and interest......................        877       4,111       2,868          491          70           13         334
  Fund shares sold............................      1,788         616       1,225          117          58          369         766
  Securities sold.............................                  2,467      10,793        3,120          81        2,770       2,003
  Other receivables...........................                                 16           34
Forward foreign currency contracts
  appreciation................................                                141           40                                  681
Organization costs............................                                                                       19           1
                                                -----------------------------------------------------------------------------------
TOTAL ASSETS..................................    382,651     258,132     383,429      122,529     207,559       86,422     561,978
                                                -----------------------------------------------------------------------------------
LIABILITIES
Payables:
  Fund shares redeemed........................         25                      18                       26                      183
  Securities purchased........................                 18,427      55,278       16,315       2,890        5,243       4,291
  Accrued advisory fees.......................        120         115         158           52         105           51         330
  Accrued custodian fees and
   recordkeeping fees.........................         79          38          50           19          32           35          84
  Accrued other...............................         47          18          24            7          13           16          40
  Variation margin............................                                358          182
                                                -----------------------------------------------------------------------------------
TOTAL LIABILITIES.............................        271      18,598      55,886       16,575       3,066        5,345       4,928
                                                -----------------------------------------------------------------------------------
NET ASSETS....................................   $382,380    $239,534    $327,543     $105,954    $204,493      $81,077    $557,050
                                                -----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital...............................   $382,406    $232,229    $326,329     $106,837    $153,299      $80,293    $489,704
Under distributed net investment income.......        (26)        (26)       (380)        (129)        (21)         (67)       (964)

Undistributed capital gains (losses)..........                  1,342        (350)      (1,040)      9,264       (6,497)     10,326
Net unrealized appreciation of
 investments and on translation of other
  assets denominated in foreign currencies....                  5,989       1,944          286      41,951        7,348      57,984
                                                -----------------------------------------------------------------------------------
NET ASSETS....................................   $382,380    $239,534    $327,543     $105,954    $204,493      $81,077    $557,050
                                                -----------------------------------------------------------------------------------
Shares of beneficial interest
 outstanding of $.001 par value...............     38,057      24,065      30,616       10,249       9,172        7,676      33,886
                                                -----------------------------------------------------------------------------------
NET ASSETS PER SHARE..........................    $10.047      $9.954     $10.699      $10.338     $22.297      $10.563     $16.439
                                                -----------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                      EQUITY      MULTI-                BOND AND     EQUITY     INTER-    EMERGING
                                                      INCOME     STRATEGY    EQUITY      INCOME      INDEX     NATIONAL    MARKETS
                                                    PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO
                                                   ---------------------------------------------------------------------------------
ASSETS

Investments in securities at value...............    $601,201    $266,817    $257,878    $88,160    $605,340    $632,777    $84,019
Short-term investments at amortized cost.........      19,662      14,228      31,690      3,336      27,400       5,234      4,893
Cash.............................................                                   2                      1
Receivables:
  Dividends and interest.........................         458       2,057          78      1,681         691       3,582        281
  Fund shares sold...............................       1,073         327         458        193       1,576       1,567        449
  Securities sold................................         756         187       3,864                             35,431      5,385
  Other receivables..............................                      18                                              2
Forward foreign currency contracts
   appreciation..................................                      10                                            310
Organization costs...............................                                                                                19
                                                   ---------------------------------------------------------------------------------
TOTAL ASSETS.....................................     623,150     283,644     293,970     93,370     635,008     678,903     95,046
                                                   ---------------------------------------------------------------------------------
LIABILITIES

Payables:
  Fund shares redeemed...........................                      90          14         12         106
  Securities purchased...........................       2,118         527      11,065                 12,449       5,932      1,424
  Accrued advisory fees..........................         325         149         147         45          86         413         80
  Accrued custodian fees and
   recordkeeping fees............................          87          59          34         15          79         288         93
  Accrued other..................................          44          19          23          9          41          46         14
Variation margin.................................                                                         83
                                                   ---------------------------------------------------------------------------------
TOTAL LIABILITIES................................       2,574         844      11,283         81      12,844       6,679      1,611
                                                   ---------------------------------------------------------------------------------
NET ASSETS.......................................    $620,576    $282,800    $282,687    $93,289    $622,164    $672,224    $93,435
                                                   =================================================================================
NET ASSETS CONSIST OF:
Paid-in capital..................................    $502,054    $251,008    $213,711    $93,965    $484,734    $545,015    $85,427
Over (Under) distributed net investment
 income..........................................         (17)        (27)        234                    (14)      6,298        399
Undistributed capital gains (losses).............      39,740       9,946      13,796       (421)      4,379      39,466        382
Net unrealized appreciation (depreciation) of
  investments and on translation of other assets
  denominated in foreign currencies..............      78,799      21,873      54,946       (255)    133,065      81,445      7,227
                                                   ---------------------------------------------------------------------------------
NET ASSETS.......................................    $620,576    $282,800    $282,687    $93,289    $622,164    $672,224    $93,435
                                                   =================================================================================
Shares of beneficial interest outstanding of
   $.001 par value...............................      27,698      18,695      12,277      7,956      26,499      39,161      8,394
                                                   =================================================================================
NET ASSETS PER SHARE.............................     $22.405     $15.127     $23.026    $11.726     $23.479     $17.166    $11.131
                                                   =================================================================================

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                    HIGH                 GOVERN-
                                                         MONEY      YIELD     MANAGED      MENT                AGGRESSIVE   GROWTH
                                                        MARKET      BOND       BOND     SECURITIES   GROWTH      EQUITY       LT
                                                       PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO
                                                       -----------------------------------------------------------------------------
INVESTMENT INCOME

Dividends, net of foreign taxes withheld..............              $    39                           $   627     $    62    $ 1,817
Interest..............................................   $10,016      8,904    $ 9,170      $3,055        261         201      2,746
Other.................................................         1         41          1                                             9
                                                       -----------------------------------------------------------------------------
Total Investment Income...............................    10,017      8,984      9,171       3,055        888         263      4,572
                                                       -----------------------------------------------------------------------------
EXPENSES

Advisory fees.........................................       694        629        860         301        574         241      1,793
Custodial fees........................................        52         29         36          16         34          25         88
Recordkeeping fees....................................        74         45         61          22         28          15         84
Trustees fees.........................................         6          3          4           1          2           1          6
Legal fees............................................         9          4          6           2          3           2          9
Printing expenses.....................................        23         11         15           5          8           4         24
Insurance expenses....................................         8          4          5           2          3           1          8
Other.................................................        28         11         16           4         10          10         27
                                                       -----------------------------------------------------------------------------
Total Expenses........................................       894        736      1,003         353        662         299      2,039
                                                       -----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)..........................     9,123      8,248      8,168       2,702        226         (36)     2,533
                                                       -----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from security transactions...                1,330       (528)       (121)     9,300      (4,897)     9,739
Net realized gain (loss) from futures contracts.......                            (807)       (547)                               56
Net realized foreign exchange gain....................                             250          86                               427
                                                       -----------------------------------------------------------------------------
Net Realized Gain (Loss) on Investments and
 Foreign Currency Transactions........................                1,330     (1,085)       (582)     9,300      (4,897)    10,222
                                                       -----------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
 on investments.......................................                  876        214        (264)    20,945       5,027     14,146
Net unrealized appreciation on futures contracts......                             635         473
Net unrealized foreign exchange gain (loss)...........                              12         (10)                              722
                                                       -----------------------------------------------------------------------------
Net Unrealized Gain on Investments and
 Foreign Currency Transactions........................                  876        861         199     20,945       5,027     14,868
                                                       -----------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS........                2,206       (224)       (383)    30,245         130     25,090
                                                       -----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS............................   $ 9,123    $10,454    $ 7,944      $2,319    $30,471     $    94    $27,623
                                                       -----------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                       EQUITY     MULTI-                BOND AND    EQUITY      INTER-     EMERGING
                                                       INCOME    STRATEGY    EQUITY      INCOME      INDEX     NATIONAL    MARKETS
                                                      PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO
                                                    --------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends, net of foreign taxes withheld..........      $ 3,959    $ 1,149    $   897                $ 4,377    $10,729      $  799
Interest..........................................          346      3,948        624     $3,209         466        948         164
Other.............................................                                  2                                25          32
                                                    -------------------------------------------------------------------------------
Total Investment Income...........................        4,305      5,097      1,523      3,209       4,843     11,702         995
                                                    -------------------------------------------------------------------------------
EXPENSES

Advisory fees.....................................        1,672        807        788        254         441      2,275         357
Custodial fees....................................           75         71         24         11          63        378         115
Recordkeeping fees................................           86         43         41         18          81        150          49
Trustees fees.....................................            7          3          3          1           6          7           1
Legal fees........................................           11          5          5          2          10         11           2
Printing expenses.................................           27         12         12          4          24         27           4
Insurance expenses................................            9          4          4          1           8          9           1
Other.............................................           30         12         14          5          27         31           8
                                                    -------------------------------------------------------------------------------
Total Expenses....................................        1,917        957        891        296         660      2,888         537
                                                    -------------------------------------------------------------------------------
NET INVESTMENT INCOME.............................        2,388      4,140        632      2,913       4,183      8,814         458
                                                    -------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from security
 transactions.....................................       40,346     10,413     13,720        (67)      3,064     39,676       1,001
Net realized gain from futures contracts..........                                                     1,322
Net realized foreign exchange gain (loss).........                       3                                         (714)        (14)
                                                    -------------------------------------------------------------------------------
Net Realized Gain (Loss) on Investments
 and Foreign Currency Transactions................       40,346     10,416     13,720        (67)      4,386     38,962         987
                                                    -------------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation) on investments....................       40,060      9,827     16,331       (847)     83,743     27,419       7,319
Net unrealized appreciation on futures contracts..                                                        24
Net unrealized foreign exchange gain (loss).......                       6                                          264          (1)
                                                    -------------------------------------------------------------------------------
Net Unrealized Gain (Loss) on
 Investments and Foreign
  Currency Transactions...........................       40,060      9,833     16,331       (847)     83,767     27,683       7,318
                                                    -------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS...................................       80,406     20,249     30,051       (914)     88,153     66,645       8,305
                                                    -------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.......................      $82,794    $24,389    $30,683     $1,999     $92,336    $75,459      $8,763
                                                    -------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                             HIGH                   GOVERN-
                                                 MONEY       YIELD      MANAGED       MENT                  AGGRESSIVE     GROWTH
                                                MARKET       BOND        BOND      SECURITIES    GROWTH       EQUITY         LT
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                             --------------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)...............    $   9,123    $  8,248    $  8,168     $  2,702    $    226      $    (36)   $  2,533
Net realized gain (loss) on investments
 and foreign currency transactions.........                    1,330      (1,085)        (582)      9,300        (4,897)     10,222
Net unrealized appreciation on
 investments and foreign
  currency transactions....................                      876         861          199      20,945         5,027      14,868
                                             --------------------------------------------------------------------------------------
Net Increase In Net Assets Resulting
 From Operations...........................        9,123      10,454       7,944        2,319      30,471            94      27,623
                                             --------------------------------------------------------------------------------------
Net Equalization Credits...................          538         896       1,564           94          55                        11
                                             --------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS

Net investment income......................       (9,123)     (8,255)     (8,165)      (2,691)       (228)                   (2,532)
Capital gains..............................                   (1,910)       (954)                 (19,533)                  (22,870)
                                             --------------------------------------------------------------------------------------
Net Decrease In Net Assets Resulting
 From Distributions To Shareholders........       (9,123)    (10,165)     (9,119)      (2,691)    (19,761)                  (25,402)
                                             --------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Proceeds from sale of shares...............      258,024      72,205      80,033       12,710      25,339        43,105     124,017
Dividend reinvestments.....................        9,059      10,020       8,951        2,666      19,719                    25,401
Cost of shares repurchased.................     (207,434)    (28,620)    (22,100)      (6,686)    (18,665)      (11,971)    (32,754)
                                             --------------------------------------------------------------------------------------
Net Increase In Net Assets Derived From
  Capital Share Transactions...............       59,649      53,605      66,884        8,690      26,393        31,134     116,664
                                             --------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS.................       60,187      54,790      67,273        8,412      37,158        31,228     118,896
                                             --------------------------------------------------------------------------------------
NET ASSETS

Beginning of Period........................      322,193     184,744     260,270       97,542     167,335        49,849     438,154
                                             --------------------------------------------------------------------------------------
End of Period..............................    $ 382,380    $239,534    $327,543     $105,954    $204,493      $ 81,077    $557,050
                                             --------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                 EQUITY      MULTI-                 BOND AND    EQUITY      INTER-      EMERGING
                                                 INCOME     STRATEGY     EQUITY      INCOME      INDEX      NATIONAL     MARKETS
                                                PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                ----------------------------------------------------------------------------------
OPERATIONS

Net investment income.........................   $  2,388   $  4,140     $    632     $ 2,913    $  4,183    $  8,814   $    458
Net realized gain (loss) on investments and
 foreign currency transactions................     40,346     10,416       13,720         (67)      4,386      38,962        987
Net unrealized appreciation (depreciation) on
 investments and foreign currency transactions     40,060      9,833       16,331        (847)     83,767      27,683      7,318
                                                ----------------------------------------------------------------------------------
Net Increase In Net Assets Resulting
 From Operations..............................     82,794     24,389       30,683       1,999      92,336      75,459      8,763
                                                ----------------------------------------------------------------------------------
Net Equalization Credits                              496        344           20          40         584       2,451        168
                                                ----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS

Net investment income.........................     (2,391)    (4,141)        (303)     (2,913)     (4,183)     (2,075)
Capital gains.................................    (32,179)   (13,352)      (8,549)     (1,251)    (18,953)    (10,845)
                                                ----------------------------------------------------------------------------------
Net Decrease In Net Assets Resulting
 From Distributions To Shareholders...........    (34,570)   (17,493)      (8,852)     (4,164)    (23,136)    (12,920)
                                                ----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Proceeds from sale of shares..................    118,043     39,756       55,982      14,928     174,887     172,803     73,842
Dividend reinvestments........................     34,455     17,385        8,849       4,159      23,064      12,723
Cost of shares repurchased....................     (9,904)    (7,200)     (11,892)     (5,483)    (38,983)    (32,311)   (33,421)
                                                ----------------------------------------------------------------------------------
Net Increase In Net Assets Derived From
 Capital Share Transactions..................     142,594     49,941       52,939      13,604     158,968     153,215     40,421
                                                ----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS....................    191,314     57,181       74,790      11,479     228,752     218,205     49,352
                                                ----------------------------------------------------------------------------------
NET ASSETS

Beginning of Period...........................    429,262    225,619      207,897      81,810     393,412     454,019     44,083
                                                ----------------------------------------------------------------------------------
End of Period.................................   $620,576   $282,800     $282,687     $93,289    $622,164    $672,224   $ 93,435
                                                ----------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(IN THOUSANDS)


                                                        HIGH                    GOVERN-
                                            MONEY       YIELD      MANAGED       MENT                   AGGRESSIVE      GROWTH
                                           MARKET       BOND        BOND      SECURITIES     GROWTH        EQUITY         LT
                                          PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO (1) PORTFOLIO
                                        ----------------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss).........     $   7,747    $ 10,838    $ 10,226      $  4,308    $    645        $   (21)   $  2,338
Net realized gain (loss) on investments
 and foreign currency transactions...                     1,923       1,697          (256)     19,497         (1,600)     22,618
Net unrealized appreciation
 (depreciation) on investments and
  foreign currency transactions......                     2,664      (1,646)       (1,011)     11,461          2,321      22,408
                                        ----------------------------------------------------------------------------------------
Net Increase In Net Assets Resulting
 From Operations.....................         7,747      15,425      10,277         3,041      31,603            700      47,364
                                        ----------------------------------------------------------------------------------------
Net Equalization Credits.............         1,785       1,582       3,447           515          33              5          38
                                        ----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS

Net investment income................        (7,747)    (10,886)    (10,236)       (4,293)       (644)           (10)     (2,683)
Capital gains........................                      (990)     (2,885)       (1,520)     (8,911)                        (1)
                                        ----------------------------------------------------------------------------------------
Net Decrease In Net Assets Resulting
 From Distributions To Shareholders.         (7,747)    (11,876)    (13,121)       (5,813)     (9,555)           (10)     (2,684)
                                        ----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Proceeds from sale of shares.........       499,519     118,107     126,408        47,342      51,319         58,221     263,137
Dividend reinvestments...............         7,708      11,655      12,825         5,743       9,535             10       2,684
Cost of shares repurchased...........      (282,768)    (34,574)     (6,558)      (13,053)    (45,341)        (9,077)    (73,170)
                                        ----------------------------------------------------------------------------------------
Net Increase In Net Assets Derived From
Capital Share Transactions...........       224,459      95,188     132,675        40,032      15,513         49,154     192,651
                                        ----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS...........       226,244     100,319     133,278        37,775      37,594         49,849     237,369
                                        ----------------------------------------------------------------------------------------
NET ASSETS

Beginning of Year....................        95,949      84,425     126,992        59,767     129,741                    200,785
                                        ----------------------------------------------------------------------------------------
End of Year..........................     $ 322,193    $184,744    $260,270      $ 97,542    $167,335        $49,849    $438,154
                                        ----------------------------------------------------------------------------------------

(1) Operations commenced on April 1, 1996

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996
(IN THOUSANDS)

                                               EQUITY      MULTI-                 BOND AND     EQUITY      INTER-        EMERGING
                                               INCOME     STRATEGY     EQUITY      INCOME       INDEX     NATIONAL        MARKETS
                                            PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO (1)
                                            ----------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss).............      $  3,994    $  5,751    $     75     $ 4,620    $  5,021    $  6,946        $   (20)
Net realized gain (loss) on investments
 and foreign
  currency transactions..................        32,381      13,070       8,582       1,519      18,853      10,446           (644)
Net unrealized appreciation
 (depreciation) on investments and
  foreign currency transactions..........        21,020       2,669      26,890      (5,614)     28,126      45,097            (93)
                                            --------------------------------------------------------------------------------------
Net Increase (Decrease) In Net Assets
 Resulting From Operations...............        57,395      21,490      35,547         525      52,000      62,489           (757)
                                            --------------------------------------------------------------------------------------
Net Equalization Credits.................           709         592                      92         849       4,102            142
                                            --------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income....................        (3,990)     (5,801)       (108)     (4,620)     (5,026)     (6,416)
Capital gains............................       (11,862)     (6,758)     (8,289)       (138)     (4,465)     (2,081)
                                            --------------------------------------------------------------------------------------
Net Decrease In Net Assets Resulting
 From
  Distributions To Shareholders..........       (15,852)    (12,559)     (8,397)     (4,758)     (9,491)     (8,497)
                                            --------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares.............       189,264      78,163      84,432      33,815     223,444     228,466         45,106
Dividend reinvestments...................        15,797      12,483       8,397       4,752       9,463       8,403
Cost of shares repurchased...............       (24,704)     (9,051)    (20,218)     (9,469)    (20,372)    (23,143)          (408)
                                            --------------------------------------------------------------------------------------
Net Increase In Net Assets Derived From
  Capital Share Transactions.............       180,357      81,595      72,611      29,098     212,535     213,726         44,698
                                            --------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS...............       222,609      91,118      99,761      24,957     255,893     271,820         44,083
                                            --------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year........................       206,653     134,501     108,136      56,853     137,519     182,199
                                            --------------------------------------------------------------------------------------
End of Year..............................      $429,262    $225,619    $207,897     $81,810    $393,412    $454,019        $44,083
                                            ======================================================================================

(1) Operations commenced on April 1, 1996

See Notes to Financial Statements

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR WERE AS FOLLOWS:

                                                INVESTMENT ACTIVITIES
---------------------------------------------------------------------------------------------------------------------
                                                                    NET REALIZED AND        TOTAL FROM
FOR THE YEAR ENDED      NET ASSET VALUE,           NET           UNREALIZED GAIN (LOSS)     INVESTMENT
  DECEMBER 31,         BEGINNING OF PERIOD  INVESTMENT INCOME        ON SECURITIES          OPERATIONS
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
----------------------

For the Period Ended
 June 30, 1997 (Unaudited)      $10.04            $0.25                   $0.01                $0.26
1996                             10.02             0.47                    0.02                 0.49
1995                             10.03             0.54                     -                   0.54
1994                              9.99             0.33                    0.04                 0.37
1993                              9.96             0.23                    0.03                 0.26
1992                              9.94             0.29                    0.02                 0.31
---------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------

For the Period Ended
 June 30, 1997 (Unaudited)       $9.94            $0.38                   $0.10                $0.48
1996                              9.79             0.79                    0.25                 1.04
1995                              8.91             0.76                    0.88                 1.64
1994                              9.67             0.73                   (0.70)                0.03
1993                              9.24             0.86                    0.77                 1.63
1992                              8.54             0.87                    0.69                 1.56
---------------------------------------------------------------------------------------------------------------------
MANAGED BOND PORTFOLIO
----------------------

For the Period Ended
 June 30, 1997 (Unaudited)      $10.75            $0.27                   $0.01                $0.28
1996                             11.10             0.59                   (0.15)                0.44
1995                              9.90             0.65                    1.19                 1.84
1994                             10.89             0.50                   (0.98)               (0.48)
1993                             10.62             0.52                    0.70                 1.22
1992                             10.79             0.68                    0.23                 0.91
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
-------------------------------

For the Period Ended
 June 30, 1997 (Unaudited)      $10.38            $0.24                  $(0.01)               $0.23
1996                             10.84             0.56                   (0.27)                0.29
1995                              9.64             0.58                    1.19                 1.77
1994                             10.64             0.44                   (0.99)               (0.55)
1993                             10.48             0.34                    0.78                 1.12
1992                             10.55             0.51                    0.27                 0.78
---------------------------------------------------------------------------------------------------------------------

                                                         DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
                                   DIVIDENDS (FROM
      FOR THE YEAR ENDED           NET INVESTMENT   DISTRIBUTIONS (FROM
       DECEMBER 31,                   INCOME)         CAPITAL GAINS)      TOTAL DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
----------------------

For the Period Ended
 June 30, 1997 (Unaudited)                $(0.25)            -                  $(0.25)
1996                                       (0.47)            -                   (0.47)
1995                                       (0.55)            -                   (0.55)
1994                                       (0.33)            -                   (0.33)
1993                                       (0.23)            -                   (0.23)
1992                                       (0.29)            -                   (0.29)
---------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------

For the Period Ended
 June 30, 1997 (Unaudited)                $(0.38)         $(0.09)               $(0.47)
1996                                       (0.79)          (0.10)                (0.89)
1995                                       (0.76)            -                   (0.76)
1994                                       (0.73)          (0.06)                (0.79)
1993                                       (0.86)          (0.34)                (1.20)
1992                                       (0.86)            -                   (0.86)
---------------------------------------------------------------------------------------------------------------------
MANAGED BOND PORTFOLIO
----------------------

For the Period Ended
 June 30, 1997 (Unaudited)                $(0.30)         $(0.03)               $(0.33)
1996                                       (0.57)          (0.22)                (0.79)
1995                                       (0.64)            -                   (0.64)
1994                                       (0.50)          (0.01)                (0.51)
1993                                       (0.52)          (0.43)                (0.95)
1992                                       (0.67)          (0.41)                (1.08)
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
-------------------------------

For the Period Ended
 June 30, 1997 (Unaudited)                $(0.27)           -                   $(0.27)
1996                                       (0.53)        $(0.22)                 (0.75)
1995                                       (0.57)           -                    (0.57)
1994                                       (0.44)         (0.01)                 (0.45)
1993                                       (0.34)         (0.62)                 (0.96)
1992                                       (0.51)         (0.34)                 (0.85)
---------------------------------------------------------------------------------------------------------------------

                                RATIOS / SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------

      FOR THE YEAR ENDED       NET ASSET VALUE,                 NET ASSETS, END OF PERIOD    RATIO OF EXPENSES TO
       DECEMBER 31,             END OF PERIOD     TOTAL RETURN       (IN THOUSANDS)          AVERAGE NET ASSETS (1)
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
----------------------

For the Period Ended
 June 30, 1997 (Unaudited)         $10.05              2.53%              $382,380                    0.50%
1996                                10.04              5.07%               322,193                    0.50%
1995                                10.02              5.54%                95,949                    0.53%
1994                                10.03              3.76%                94,150                    0.64%
1993                                 9.99              2.58%                33,910                    0.65%
1992                                 9.96              3.22%                23,905                    0.65%
---------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------

For the Period Ended
 June 30, 1997 (Unaudited)          $9.95              4.97%              $239,534                    0.70%
1996                                 9.94             11.31%               184,744                    0.71%
1995                                 9.79             18.87%                84,425                    0.77%
1994                                 8.91              0.42%                25,338                    0.88%
1993                                 9.67             18.01%                16,017                    0.75%
1992                                 9.24             18.72%                14,152                    0.75%
---------------------------------------------------------------------------------------------------------------------
MANAGED BOND PORTFOLIO
----------------------

For the Period Ended
 June 30, 1997 (Unaudited)         $10.70              2.67 %             $327,543                    0.70%
1996                                10.75              4.25 %              260,270                    0.71%
1995                                11.10             19.04 %              126,992                    0.76%
1994                                 9.90             (4.36)%               53,219                    0.84%
1993                                10.89             11.63 %               43,116                    0.75%
1992                                10.62              8.68 %               26,406                    0.75%
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
-------------------------------

For the Period Ended
 June 30, 1997 (Unaudited)         $10.34              2.24 %             $105,954                    0.70%
1996                                10.38              2.94 %               97,542                    0.72%
1995                                10.84             18.81 %               59,767                    0.82%
1994                                 9.64             (5.10)%               21,489                    0.88%
1993                                10.64             10.79 %               23,584                    0.75%
1992                                10.48              7.52 %               17,701                    0.75%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                      RATIO OF NET INVESTMENT
      FOR THE YEAR ENDED                 INCOME TO AVERAGE           PORTFOLIO        AVERAGE COMMISSIONS
       DECEMBER 31,                         ASSETS (1)             TURNOVER RATE         PAID PER SHARE
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
----------------------

For the Period Ended
 June 30, 1997 (Unaudited)                    5.11%                     N/A                   N/A
1996                                          4.93%                     N/A                   N/A
1995                                          5.41%                     N/A                   N/A
1994                                          3.94%                     N/A                   N/A
1993                                          2.56%                     N/A                   N/A
1992                                          3.13%                     N/A                   N/A
--------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------

For the Period Ended
 June 30, 1997 (Unaudited)                    8.01%                   50.90%                  N/A
1996                                          8.28%                  120.06%                  N/A
1995                                          8.51%                  127.31%                  N/A
1994                                          8.13%                  141.86%                  N/A
1993                                          8.37%                  185.83%                  N/A
1992                                          9.46%                  186.23%                  N/A
---------------------------------------------------------------------------------------------------------------------
MANAGED BOND PORTFOLIO
----------------------

For the Period Ended
 June 30, 1997 (Unaudited)                    5.77%                  126.13%                  N/A
1996                                          5.71%                  386.16%                  N/A
1995                                          6.04%                  191.39%                  N/A
1994                                          5.04%                  127.95%                  N/A
1993                                          4.74%                  163.11%                  N/A
1992                                          6.39%                   89.55%                  N/A
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
-------------------------------

For the Period Ended
 June 30, 1997 (Unaudited)                    5.46%                   75.34%                  N/A
1996                                          5.33%                  307.13%                  N/A
1995                                          5.58%                  298.81%                  N/A
1994                                          4.29%                  232.99%                  N/A
1993                                          3.15%                  402.37%                  N/A
1992                                          4.95%                  212.31%                  N/A
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements         See explanation of references on A-17

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR WERE AS FOLLOWS:

                                             INVESTMENT ACTIVITIES                                       DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                               NET REALIZED               DIVIDENDS
                               NET ASSET VALUE,     NET       AND UNREALIZED  TOTAL FROM  (FROM NET   DISTRIBUTIONS
FOR THE YEAR ENDED              BEGINNING OF     INVESTMENT    GAIN (LOSS)    INVESTMENT  INVESTMENT  (FROM CAPITAL      TOTAL
 DECEMBER 31,                     PERIOD           INCOME     ON SECURITIES   OPERATIONS   INCOME)        GAINS)     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO
----------------

For the Period Ended
  June 30, 1997 (Unaudited)       $21.45           $ 0.03         $ 3.34        $ 3.37     $(0.03)      $(2.49)         $(2.52)
1996                               18.57             0.08           4.11          4.19      (0.09)       (1.22)          (1.31)
1995                               14.90             0.15           3.67          3.82      (0.15)           -           (0.15)
1994                               18.20             0.10          (2.01)        (1.91)     (0.10)       (1.29)          (1.39)
1993                               15.76             0.08           3.37          3.45      (0.08)       (0.93)          (1.01)
1992                               13.70             0.11           2.69          2.80      (0.11)       (0.63)          (0.74)
----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY PORTFOLIO
---------------------------

For the Period Ended
  June 30, 1997 (Unaudited)       $10.78           $(0.01)        $(0.21)       $(0.22)         -            -               -
1996 (3)                           10.00             0.01           0.78          0.79     $(0.01)           -          $(0.01)
----------------------------------------------------------------------------------------------------------------------------------
GROWTH LT PORTFOLIO
-------------------

For the Period Ended
  June 30, 1997 (Unaudited)       $16.50           $ 0.14         $ 0.65        $ 0.79     $(0.08)      $(0.77)         $(0.85)
1996                               14.12             0.14           2.37          2.51      (0.13)           -           (0.13)
1995                               11.11             0.10           3.96          4.06      (0.10)       (0.95)          (1.05)
1994 (4)                           10.00             0.10           1.21          1.31      (0.12)       (0.08)          (0.20)
----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
-----------------------

For the Period Ended
  June 30, 1997 (Unaudited)       $20.45           $ 0.10         $ 3.29        $ 3.39     $(0.10)      $(1.33)         $(1.43)
1996                               18.21             0.24           3.15          3.39      (0.24)       (0.91)          (1.15)
1995                               14.05             0.26           4.16          4.42      (0.26)           -           (0.26)
1994                               15.52             0.20          (0.25)        (0.05)     (0.20)       (1.22)          (1.42)
1993                               15.11             0.26           0.98          1.24      (0.26)       (0.57)          (0.83)
1992                               14.74             0.19           0.59          0.78      (0.19)       (0.22)          (0.41)
----------------------------------------------------------------------------------------------------------------------------------

                                                                   RATIOS / SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
                                                                                           RATIO OF NET
                                                                             RATIO OF       INVESTMENT                   AVERAGE
                                                         NET ASSETS,       EXPENSES TO       INCOME TO      PORTFOLIO  COMMISSIONS
                             NET ASSET VALUE,   TOTAL   END OF PERIOD      AVERAGE NET     AVERAGE NET      TURNOVER     PAID PER
                              END OF PERIOD    RETURN   (IN THOUSANDS)   ASSETS (1), (5)    ASSETS (1)        RATE       SHARE (2)
----------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO
----------------

For the Period Ended
  June 30, 1997 (Unaudited)      $22.30        17.93%      $204,493            0.75%          0.26%         26.86%        $0.04
1996                              21.45        23.62%       167,335            0.76%          0.44%         70.22%         0.05
1995                              18.57        25.75%       129,741            0.79%          0.88%         46.76%         0.05
1994                              14.90        10.49%        81,451            0.86%          0.58%         40.42%          N/A
1993                              18.20        21.89%        77,405            0.71%          0.51%         35.08%          N/A
1992                              15.76        20.53%        34,747            0.75%          0.81%         39.97%          N/A
----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY PORTFOLIO
---------------------------

For the Period Ended
  June 30, 1997 (Unaudited)      $10.56        (1.98)%     $ 81,077            0.99%        (0.12)%         71.04%        $0.05
1996 (3)                          10.78         7.86 %       49,849            1.02%        (0.11)%         79.86%         0.05
----------------------------------------------------------------------------------------------------------------------------------
GROWTH LT PORTFOLIO
-------------------

For the Period Ended
  June 30, 1997 (Unaudited)      $16.44         5.33%      $557,050            0.85%         1.06%          87.04%        $0.05
1996                              16.50        17.87%       438,154            0.87%         0.74%         147.02%         0.05
1995                              14.12        36.75%       200,785            0.94%         0.90%         165.83%         0.05
1994 (4)                          11.11        13.25%        49,374            1.08%         1.32%         257.20%          N/A
----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
-----------------------

For the Period Ended
  June 30, 1997 (Unaudited)      $22.41        17.22%      $620,576            0.74%         0.93%          52.74%        $0.05
1996                              20.45        19.43%       429,262            0.75%         1.31%          94.95%         0.05
1995                              18.21        31.66%       206,653            0.83%         1.59%          86.47%         0.05
1994                              14.05       (0.28)%        75,083            0.94%         1.39%         134.57%          N/A
1993                              15.52         8.29%        33,356            0.75%         1.74%          27.67%          N/A
1992                              15.11         5.36%        22,021            0.75%         1.39%          18.52%          N/A
----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements                                                           See explanation of references on A-17

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR WERE AS FOLLOWS:

                                                INVESTMENT ACTIVITIES                              DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                       NET REALIZED               DIVIDENDS
                          NET ASSET VALUE,   NET      AND UNREALIZED  TOTAL FROM  (FROM NET   DISTRIBUTIONS   RETURN
FOR THE YEAR ENDED        BEGINNING OF     INVESTMENT   GAIN (LOSS)   INVESTMENT  INVESTMENT  (FROM CAPITAL     OF        TOTAL
 DECEMBER 31,              PERIOD           INCOME    ON SECURITIES   OPERATIONS  INCOME)        GAINS)       CAPITAL  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY PORTFOLIO
------------------------
For the Period Ended
June 30, 1997 (Unaudited)    $14.75          $0.25       $1.18           $1.43      $(0.25)     $(0.80)         -        $(1.05)
1996                          14.20           0.48        1.20            1.68       (0.48)      (0.65)         -         (1.13)
1995                          11.73           0.45        2.47            2.92       (0.45)          -          -         (0.45)
1994                          12.66           0.32       (0.51)          (0.19)      (0.32)      (0.42)         -         (0.74)
1993                          12.18           0.35        0.77            1.12       (0.35)      (0.29)         -         (0.64)
1992                          11.99           0.37        0.27            0.64       (0.37)      (0.08)         -         (0.45)
---------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO
----------------
For the Period Ended
June 30, 1997 (Unaudited)    $21.07          $0.06       $2.69           $2.75      $(0.03)     $(0.76)         -        $(0.79)
1996                          17.52           0.02        4.71            4.73       (0.02)      (1.16)         -         (0.18)
1995                          14.20           0.05        3.33            3.38       (0.06)          -          -         (0.06)
1994                          14.94           0.32       (0.74)          (0.42)      (0.32)          -          -         (0.32)
1993                          14.39           0.22        1.90            2.12       (0.22)      (0.81)      $(0.54)      (1.57)
1992                          14.83           0.19        0.49            0.68       (0.19)      (0.93)         -         (1.12)
-----------------------------------------------------------------------------------------------------------------------------------
BOND AND INCOME PORTFOLIO
---------------------------
For the Period Ended
June 30, 1997 (Unaudited)     12.05          $0.40       $(0.15)         $0.25      $(0.40)     $(0.17)         -         $(0.57)
1996                          13.02           0.79        (0.94)         (0.15)      (0.79)      (0.03)         -          (0.82)
1995                          10.42           0.82         2.59           3.41       (0.81)          -          -          (0.81)
1994                          13.05           0.83        (1.87)         (1.04)      (0.83)      (0.53)      $(0.23)       (1.59)
1993                          11.70           0.87         1.35           2.22       (0.87)          -          -          (0.87)
1992                          11.69           0.89         0.01           0.90       (0.89)          -          -          (0.89)
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO
----------------------
For the Period Ended
June 30, 1997 (Unaudited)     20.42          $0.18       $3.89           $4.07      $(0.18)     $(0.83)         -        $(1.01)
1996                          17.45           0.37        3.42            3.79       (0.37)      (0.45)         -         (0.82)
1995                          13.02           0.34        4.43            4.77       (0.34)          -          -         (0.34)
1994                          13.24           0.30       (0.18)           0.12       (0.30)      (0.04)         -         (0.34)
1993                          12.43           0.29        0.86            1.15       (0.29)      (0.05)         -         (0.34)
1992                          11.98           0.29        0.53            0.82       (0.29)      (0.08)         -         (0.37)
-----------------------------------------------------------------------------------------------------------------------------------

                                                     RATIOS / SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     RATIO OF NET
                                                                     RATIO OF         INVESTMENT                  AVERAGE
                                                      NET ASSETS,     EXPENSES TO      INCOME TO                 COMMISSIONS
FOR THE YEAR ENDED          NET ASSET VALUE,  TOTAL   END OF PERIOD    AVERAGE NET   AVERAGE NET   PORTFOLIO      PAID PER
 DECEMBER 31,               END OF PERIOD     RETURN  (IN THOUSANDS) ASSETS (1), (5) ASSETS (1)    TURNOVER       SHARE (2)
-----------------------------------------------------------------------------------------------------------------------------------
MUTI-STRATEGY PORTFOLIO
-----------------------
For the Period Ended
June 30, 1997 (Unaudited)    $15.13          10.08%    $282,800       0.77%           3.36%         42.82%        $0.05
1996                          14.75          12.56%     225,619       0.78%           3.37%        132.94%         0.05
1995                          14.20          25.25%     134,501       0.84%           3.49%        176.45%         0.05
1994                          11.73         (1.50)%      79,147       0.94%           2.78%        187.40%          N/A
1993                          12.66           9.25%      41,448       0.75%           3.01%         27.87%          N/A
1992                          12.18           5.57%      19,931       0.75%           3.36%         16.52%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO
----------------
For the Period Ended
June 30, 1997 (Unaudited)   $23.03           13.45%    $282,687       0.74%           0.52%         68.93%        $0.06
1996                         21.07           28.03%     207,897       0.74%           0.05%         90.98%         0.06
1995                         17.52           23.80%     108,136       0.80%           0.27%        226.45%         0.06
1994                         14.20          (2.87)%      73,125       0.96%           2.19%        178.63%          N/A
1993                         14.94           16.06%      84,791       0.93%           1.52%        229.77%          N/A
1992                         14.39            6.30%      81,902       0.93%           1.30%        242.37%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
BOND AND INCOME PORTFOLIO
-------------------------
For the Period Ended
June 30, 1997 (Unaudited)   $11.73           2.16%      $93,289        0.70%           7.00%         4.64%         N/A
1996                         12.05         (0.80)%       81,810        0.71%           6.74%        26.50%         N/A
1995                         13.02          33.71%       56,853        0.80%           6.93%        51.84%         N/A
1994                         10.42         (8.36)%       34,078        0.93%           7.25%        31.97%         N/A
1993                         13.05          19.39%       43,223        0.84%           6.86%        41.92%         N/A
1992                         11.70           8.09%       42,731        0.85%           7.67%        21.99%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO
----------------------
For the Period Ended
June 30, 1997 (Unaudited)   $23.48           20.47%   $622,164       0.27%           1.72%         1.66%         $0.02
1996                         20.42           22.36%    393,412       0.31%           2.05%        20.28%          0.02
1995                         17.45           36.92%    137,519       0.42%           2.26%         7.52%          0.03
1994                         13.02            1.05%     40,612       0.51%           2.37%         2.02%           N/A
1993                         13.24            9.38%     33,836       0.50%           2.34%         1.15%           N/A
1992                         12.43            6.95%     23,030       0.50%           2.53%         3.52%           N/A
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements                                                             See explanation of references on A-17

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR WERE AS FOLLOWS:

                                         -------------------------------------------------------------------------------------------
                                          INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                         -------------------------------------------------------------------------------------------
                                                             NET REALIZED
                                                             AND UNREALIZED  TOTAL FROM  DIVIDENDS
FOR THE YEAR ENDED  NET ASSET VALUE,      NET                GAIN (LOSS) ON  INVESTMENT  (FROM NET              DISTRIBUTIONS
DECEMBER 31,        BEGINNING OF PERIOD   INVESTMENT INCOME  SECURITIES      OPERATIONS  INVESTMENT INCOME) (6) (FROM CAPTAL GAINS)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PORTFOLIO
-----------------------
For the Period Ended
June 30, 1997 (Unaudited)       $15.40      $ 0.27           $ 1.87          $ 2.14      $(0.06)                 $(0.31)
1996                             12.93        0.28             2.54            2.82       (0.23)                  (0.12)
1995                             11.94        0.33             0.91            1.24       (0.25)                      -
1994                             12.09        0.07             0.30            0.37       (0.07)                  (0.45)
1993                              9.38        0.09             2.73            2.82       (0.11)                      -
1992                             10.59        0.15            (1.19)          (1.04)      (0.17)                      -
------------------------------------------------------------------------------------------------------------------------------------

EMERGING MARKETS PORTFOLIO
---------------------------

For the Period Ended
  June 30, 1997 (Unaudited)     $ 9.68      $ 0.06           $ 1.39          $ 1.45           -                       -
1996 (3)                         10.00       (0.02)           (0.30)          (0.32)          -                       -
------------------------------------------------------------------------------------------------------------------------------------

                            --------------------------------------------------------------------------------------------------------
                            DISTRIBUTIONS                                 RATIOS / SUPPLEMENTAL DATA
                            --------------------------------------------------------------------------------------------------------
                                                                                              RATIO OF       RATIO OF NET
                                                                             NET ASSETS,      EXPENSES TO    INVESTMENT INCOME
FOR THE YEAR ENDED          TOTAL          NET ASSET VALUE,                  END OF PERIOD    AVERAGE NET    TO AVERAGE NET
DECEMBER 31,                DISTRIBUTIONS  END OF PERIOND    TOTAL RETURN    (IN THOUSANDS)   ASSETS(1), (5) ASSETS(1)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PORTFOLIO
-----------------------
For the Period Ended
June 30, 1997 (Unaudited)   $(0.37)        $17.17            14.10%          $672,224         1.06%          3.26%
1996                         (0.35)         15.40            21.89%           454,019         1.07%          2.28%
1995                         (0.25)         12.93            10.56%           182,199         1.12%          1.87%
1994                         (0.52)         11.94             3.01%            75,971         1.22%          1.28%
1993                         (0.11)         12.09            30.02%            30,574         1.04%          0.92%
1992                         (0.17)          9.38            (9.78)%           19,402         1.05%          1.43%
------------------------------------------------------------------------------------------------------------------------------------


EMERGING MARKETS PORTFOLIO
---------------------------

For the Period Ended
  June 30, 1997 (Unaudited)      -         $11.13            14.99%          $ 93,435         1.65%          1.41%
1996 (3)                         -           9.68             3.23%            44,083         2.18%         (0.11)%
------------------------------------------------------------------------------------------------------------------------------------

                                -------------------------------------------------------
                                                RATIOS/SUPPLEMENTAL DATA
                                -------------------------------------------------------
   FOR THE YEAR ENDED           PORTFOLIO              AVERAGE COMMISSIONS
      DECEMBER 31,              TURNOVER RATE          PAID PER SHARE(2)
---------------------------------------------------------------------------------------
INTERNATIONAL PORTFOLIO
-----------------------

For the Period Ended
June 30, 1997 (Unaudited)       65.19%                  $0.00
1996                            20.87%                   0.01
1995                            16.07%                   0.02
1994                            52.22%                    N/A
1993                            46.48%                    N/A
1992                            38.99%                    N/A
---------------------------------------------------------------------------------------

EMERGING MARKETS PORTFOLIO
---------------------------

For the Period Ended
  June 30, 1997 (Unaudited)     25.85%                  $0.01
1996 (3)                        47.63%                   0.00
---------------------------------------------------------------------------------------

____________________________________
     (1)  Ratios are annualized for the six months period ended June 30, 1997.

     (2) Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not reflected separately in the Fund's statements of operations. Fixed-income transactions are excluded.

     (3) Information is for the period from April 1, 1996 (commencement of operations) to December 31, 1996. The ratio of expenses to average net assets and the ratio of net investment income to average net assets are annualized.

     (4) Information is for the period from January 4, 1994 (commencement of operations) to December 31, 1994. The ratio of expenses to average net assets and the ratio of net investment income to average net assets are annualized.

     (5) The years prior to 1994 have been restated for comparative purposes to reflect expenses exclusive of foreign taxes on dividends for the Equity Income Portfolio, the Multi-Strategy Portfolio, the Equity Index Portfolio and the International Portfolio.

     (6) The distributions from net investment income for 1993 for the Bond and Income Portfolio and the International Portfolio include dividends in excess of net investment income of $0.01 and $0.02, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Portfolio of Investments
June 30, 1997 (Unaudited)

-------------------------------------------------------------      -----------------------------------------------------------------
                                  Principal                                                        Principal
                                   Amount          Value                                             Amount             Value
                                   ------          -----                                             ------             -----
COMMERCIAL PAPER - 99.99%                                          Lowes Co
                                                                       5.520% due 07/11/97         $10,000,000        $    9,984,667
Air Products & Chemicals                                           Navistar Financial Trust
    8.000% due 12/08/97             5,000,000   $  5,043,310           5.841% due 05/15/98           6,287,929             6,287,929
Allergan Inc                                                       New England Power Co
    5.550% due 07/15/97             5,000,000      4,989,208           5.550% due 07/01/97           6,600,000             6,600,000
AlliedSignal Inc                                                       5.550% due 07/08/97           9,375,000             9,364,883
    5.550% due 07/11/97            16,000,000     15,975,333           6.250% due 07/01/97           1,400,000             1,400,000
Americredit Auto                                                   Nynex Corp
    5.425% due 12/12/97             1,431,472      1,430,997           5.530% due 07/07/97           4,000,000             3,996,313
    5.790% due 06/12/97             7,004,824      7,004,824           5.560% due 07/16/97           5,000,000             4,988,417
Armstrong World Industries                                         PHH Co
    5.780% due 07/11/97            10,400,000     10,383,302           5.355% due 08/12/97          15,000,000            14,999,523
Association Corp of North America                                  Province of Quebec
    5.560% due 07/18/97             5,000,000      4,986,872           5.550% due 07/03/97           8,000,000             7,997,533
Avnet Inc                                                          Questar Corp
    5.550% due 07/21/97             3,000,000      2,990,750           5.550% due 07/11/97           5,000,000             4,992,292
    5.570% due 07/01/97             8,000,000      8,000,000       Rohm & Haas Co
    5.570% due 07/11/97             2,000,000      1,987,313           5.550% due 07/01/97           5,000,000             5,000,000
    5.600% due 07/21/97             5,000,000      4,973,556       Sherwin-Williams
Carolina Power & Light                                                 5.530% due 07/08/97 ~         3,000,000             2,996,774
    5.530% due 07/21/97             5,000,000      4,984,639           5.530% due 07/09/97 ~         6,000,000             5,992,627
Case Equipment Trust                                               Snap On Tools Corp
    5.597% due 03/15/97             6,722,229      6,722,229           5.880% due 07/09/97 ~         5,400,000             5,398,236
Cincinnati Bell Inc                                                Southern California Edison
    5.540% due 07/15/97             8,250,000      8,232,226           6.125% due 07/15/97          10,000,000            10,000,993
Cooper Tire & Rubber                                               Southwest Public Service
    5.520% due 07/08/97 ~          10,000,000      9,989,267           5.530% due 07/14/97           5,000,000             4,990,015
    5.520% due 07/09/97 ~           7,000,000      6,991,413           5.550% due 07/11/97           5,625,000             5,616,328
Copelco Cap Fund                                                       5.560% due 07/18/97           5,000,000             4,986,872
    5.809% due 07/20/98            15,000,000     15,000,000       Wisconsin Power & Light
Eastman Kodak Co                                                       5.560% due 07/15/97           5,200,000             5,188,756
                                                                                                                     ---------------
    5.520% due 07/08/97             7,000,000      6,992,487
Federal Farm Credit Mtn                                            Total Commercial Paper                                379,935,207
                                                                                                                     ---------------
    5.427% due 12/17/97            27,500,000     27,491,045
Federal Home Loan Bank
    5.263% due 03/06/98            15,000,000     14,993,545       SECURITIES HELD UNDER REPURCHASE
    5.445% due 12/16/97            15,000,000     14,996,856       AGREEMENT - 0.01%
    5.480% due 12/16/97             5,000,000      5,000,000
FNMA                                                               State Street Bank and Trust
    5.510% due 07/16/97            20,000,000     19,999,633         4.250% due 07/01/97
Ford Credit Auto Lease                                               (Dated 06/30/97, repurchase price
    5.451% due 11/15/97               957,426        957,390         of $51,006; collateralized by U.S.
Ford Credit Auto Trust                                               Treasury Notes - market value
    5.514% due 10/15/97               287,000        286,973         $55,720 and due 02/28/98)          51,000                51,000
                                                                                                                       -------------
General Electric Capital
    5.530% due 07/07/97            10,825,000     10,815,023       Total Securities Held Under Repurchase
Greentree Man Hs 97-2/A1                                               Agreement                                              51,000
                                                                                                                       -------------
    5.618% due 04/15/98             5,515,624      5,515,624
    5.889% due 05/15/98            14,460,379     14,460,379       Total Short-Term Investments
IBM Corp                                                               at Amortized Cost                                 379,986,207
                                                                                                                       -------------
    5.540% due 07/14/97             5,000,000      4,989,997
Idaho Power Co
    5.520% due 07/10/97             3,375,000      3,370,343       TOTAL MONEY MARKET PORTFOLIO
Johnson Controls Inc                                                   (COST $379,986,207)                              $379,986,207
                                                                                                                       -------------
    5.570% due 07/02/97             9,600,000      9,598,515

See Notes to Financial Statements             See Explanation of symbols on A-58

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

-------------------------------------------------------------------    ------------------------------------------------------------
                                                          MARKET                                           PRINCIPAL     MARKET
                                          SHARES          VALUE                                              AMOUNT       VALUE
                                          ------          -----                                              ------       -----
PREFERRED STOCKS - 0.59%                                               Hammons Hotel (John Q.)
                                                                       8.875% due 02/15/04                 $  500,000  $   506,250
CONSUMER DISCRETIONARY - 0.59%                                         9.750% due 10/01/05                  2,500,000    2,618,750
                                                                       Harrahs Operating Inc
Cablevision Systems PIK 'M'                    8,486     $  854,965    8.750% due 03/15/00                  1,000,000    1,021,250
Time Warner                                    5,531        629,599    Heritage Media
                                                       ------------
                                                                       11.000% due 06/15/02                 1,000,000    1,057,500
Total Preferred Stocks (Cost $1,260,112)                  1,484,564    Hollinger International Publishing
                                                       ------------
                                                                       8.625% due 03/15/05                  2,000,000    2,030,000
CONVERTIBLE PREFERRED STOCKS - 0.37%                                   9.250% due 02/01/06                    500,000      511,250
                                                                       Interface Inc
CONSUMER DISCRETIONARY - 0.20%                                         9.500% due 11/15/05                  3,000,000    3,150,000
                                                                       Jacor Communications
Hilton Hotels                                 20,000        505,000    8.750% due 06/15/07                  1,000,000      995,000
                                                       ------------
                                                            505,000    K-III Communications
                                                       ------------
TECHNOLOGY - 0.17%                                                     8.500% due 02/01/06                  2,500,000    2,506,250
                                                                       Katz Media Corp
Elsag Bailey ~                                10,000        411,250    10.500% due 01/15/07 ~               1,500,000    1,447,500
                                                       ------------
                                                            411,250    KSL Recreation Group
                                                       ------------
                                                                       10.250% due 05/01/07 ~               1,000,000    1,055,000
Total Convertible Preferred Stocks (Cost $813,700)          916,250    Lenfest Communications Inc
                                                       ------------
                                                                       8.375% due 11/01/05                  1,500,000    1,481,250
                                          PRINCIPAL        MARKET      10.500% due 06/15/06                   750,000      817,500
                                            AMOUNT         VALUE       Loewen Group International Inc
                                          ----------     ----------

                                                                       8.250% due 10/15/03 ~                2,000,000    2,040,000
CORPORATE BONDS & NOTES - 55.90%                                       MFS Communications
                                                                       9.375%  due 01/15/04                 2,000,000    1,870,000
CAPITAL GOODS - 3.45%                                                  Panamsat L.P.
                                                                       9.750% due 08/01/00                  1,000,000    1,051,720
BE Aerospace                                                           Prime Hospitality
    9.750% due 03/01/03                   $1,500,000      1,569,375    9.750% due 04/01/07 ~                3,000,000    3,150,000
    9.875% due 02/01/06                    1,500,000      1,584,375    Rose Hills Acquisition Corp
Portola Packaging                                                      9.500% due 11/15/04 ~                3,500,000    3,640,000
    10.750% due 10/01/05                   1,020,000      1,055,700    SCI Television
Rayovac Corp                                                           11.000% due 06/30/05                 1,000,000    1,066,250
    10.250% due 11/01/06 ~                   500,000        525,000    Showboat Inc
Road King                                                              9.250% due 05/01/08                  1,500,000    1,545,000
    9.500% due 07/15/07 ~                  2,000,000      2,000,000    Sinclair Broadcasting
Waxman USA Inc                                                         9.000% due 07/15/07                  3,000,000    2,910,000
    11.125% due 09/01/01                   1,400,000      1,410,500    Sprint Spectrum
Westinghouse Air Brake                                                 11.000% due 08/15/06                 2,000,000    2,220,000
    9.375% due 06/15/05                      500,000        514,500    Station Casino
                                                       ------------
                                                          8,659,450    9.625% due 06/01/03 ~                2,000,000    1,982,500
                                                       ------------
CONSUMER DISCRETIONARY - 25.22%                                        9.750% due 04/15/07                  2,000,000    1,938,550
                                                                       Sun International
Cablevision Systems Corp                                               9.000% due 03/15/07                  2,000,000    2,037,500
    9.875% due 05/15/06                    2,000,000      2,145,000    Teleport Communications
California Hotel Finance                                               9.875% due 07/01/06                  3,000,000    3,195,000
    11.000% due 12/01/02                   2,000,000      2,107,500    The Learning Co
Comcast Cellular                                                       5.500% due 11/01/00                  1,000,000      822,500
    9.500% due 05/01/07 ~                  2,000,000      1,996,769    Viacom International Inc
Comcast Corp                                                           10.250% due 09/15/01                 1,000,000    1,098,500
    9.125% due 10/15/06                    1,500,000      1,571,250    Videotron Ltee
Globalstar Lp/Capital                                                  10.250% due 10/15/02                   500,000      532,500
    11.375% due 02/15/04 ~                 1,250,000      1,259,375    Young Broadcasting
Globalstar Telecommunications                                          8.750% due 06/15/07 ~                2,000,000    1,915,000
                                                                                                                     -------------

    11.250% due 06/15/04 ~                 1,000,000        942,500                                                     63,294,914
                                                                                                                     -------------

Gray Communications System
    10.625% due 10/01/06                   1,000,000      1,060,000

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

----------------------------------------------------------------  ------------------------------------------------------------
                                         PRINCIPAL     MARKET                                        PRINCIPAL      MARKET
                                           AMOUNT       VALUE                                          AMOUNT       VALUE
                                         ----------  -----------                                     ----------  -------------
CONSUMER STAPLES - 3.85%                                          HEALTH CARE - 5.50%

Auroa Foods                                                       Abbey Healthcare
    9.875% due 02/15/07 ~                $2,000,000  $ 2,030,000  9.500% due 11/01/02                $2,000,000  $  2,070,000
Chiquita Brands                                                   Dade International Inc
    9.125% due 03/01/04                     500,000      511,250  11.125% due 05/01/06                1,500,000     1,683,750
    10.250% due 11/01/06                  1,500,000    1,601,250  Genesis Health Care Ventures Inc
Dominick's Finer Foods                                            9.750% due 06/15/05                   500,000       520,000
    10.875% due 05/01/05                  1,000,000    1,111,250  Integrated Health
Quality Food Centers                                              10.250% due 04/30/06 ~              3,000,000     3,225,000
    8.700% due 03/15/07 ~                 1,000,000    1,000,000  Magellan Health Services
Ralphs Grocery Corp                                               11.250% due 04/15/04                1,000,000     1,120,000
    10.450% due 06/15/04                  2,000,000    2,145,000  Tenet Healthcare Corp
Southland Corp                                                    8.625% due 12/01/03                 1,500,000     1,556,250
    5.000% due 12/15/03                   1,500,000    1,273,124  8.625% due 01/15/07                 3,000,000     3,075,000
                                                     -----------
                                                       9,671,874  10.125% due 03/01/05                  500,000       548,125
                                                     -----------                                                 ------------
ENERGY - 6.61%                                                                                                     13,798,125
                                                                                                                 ------------
                                                                  MATERIALS & PROCESSING - 2.66%
Belden & Blake
    9.875% due 06/15/07 ~                   500,000      499,374  Bell & Howell Operating Co
California Energy Inc                                             9.250% due 07/15/00                 2,000,000     2,071,250
    9.875% due 06/30/03                   1,500,000    1,598,062  Polymer Group Inc
    10.250% due 01/15/04                  1,000,000    1,076,485  9.000% due 07/01/07 ~               2,000,000     1,967,820
Calpine Corp                                                      Ryerson Tull Inc
    10.500% due 05/15/06 ~                1,500,000    1,620,000  9.125% due 07/15/06                 1,000,000     1,057,500
DI Industries                                                     Silgan Corp
    8.875% due 07/01/07                     750,000      742,500  9.000% due 06/01/09 ~                 500,000       504,375
Falcon Drilling Co                                                USG Corp
    8.875% due 03/15/03                     500,000      507,500  9.250% due 09/15/01                 1,000,000     1,061,250
                                                                                                                 ------------
Ferrellgas Partners L.P.                                                                                            6,662,195
                                                                                                                 ------------
    9.375% due 06/15/06                   2,000,000    2,065,000  TRANSPORTATION - 3.50%
Forcenergy Inc
    8.500% due 02/15/07 ~                 5,000,000    4,900,000  Coach USA
Giant Industries                                                  9.375% due 07/01/07 ~               1,500,000     1,496,250
    9.750% due 11/15/03                   2,000,000    2,040,000  Delco Remy International Inc
HS Resources Inc                                                  10.625% due 08/01/06                2,000,000     2,135,000
    9.250% due 11/15/06 ~                   500,000      502,500  Hayes Wheels International
Pride Petroleum Service                                           9.125% due 07/15/07 ~               1,000,000     1,000,000
    9.375% due 05/01/07                     500,000      522,500  Newport News Shipbuilding
Vintage Petroleum                                                 9.250% due 12/01/06 ~               1,500,000     1,575,000
    8.625% due 02/01/09                     500,000      500,000  Santa Fe Pacific
                                                     -----------
                                                      16,573,921  8.375% due 07/01/05                   500,000       535,553
                                                     -----------
FINANCIAL & BUSINESS SERVICES - 2.68%                             Titan Wheel International
                                                                  8.750% due 04/01/07                 2,000,000     2,050,000
                                                                                                                 ------------
Bank United Corp                                                                                                    8,791,803
                                                                                                                 ------------
    8.875% due 05/01/07                   2,500,000    2,534,375  UTILITIES - 2.43%
CEI Citicorp Holdings
    9.750% due 02/14/07                   1,500,000    1,558,125  El Paso Electric
Iron Mountain Inc                                                 7.750% due 05/01/01                 1,500,000     1,522,500
    10.125% due 10/01/06                  2,000,000    2,150,000  Vanguard Cellular
Salomon Inc Mtn                                                   9.375% due 04/15/06                 4,500,000     4,567,500
                                                                                                                 ------------
    6.100% due 06/15/00                     250,000      245,165                                                    6,090,000
                                                                                                                 ------------
    7.240% due 05/27/03                     250,000      248,945
                                                     -----------
                                                       6,736,610  Total Corporate Bonds & Notes
                                                     -----------
                                                                  (Cost $136,198,146)                             140,278,892
                                                                                                                 ------------

See Notes to Financial Statements           See explanation of symbols on A-58

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

-------------------------------------------------------------------      -----------------------------------------------------------

                                         PRINCIPAL     MARKET                                         PRINCIPAL     MARKET
                                           AMOUNT       VALUE                                           AMOUNT       VALUE
                                         ----------  -----------                                      ----------  -----------
CONVERTIBLE BONDS - 7.23%                                         Hollinger Inc
                                                                  0.000% due 10/05/13 *               $4,000,000  $ 1,495,000
CONSUMER STAPLES - 1.93%                                          International Semi-Tech
                                                                  11.500% due 08/15/03                 6,250,000    3,781,250
AES Corp                                                          MDC Communications
    10.250% due 07/15/06                 $4,000,000  $ 4,370,000  10.500% due 12/01/06                 1,500,000    1,601,250
Chiquita Brands International Inc                                 Rogers Cablesystem Limited
    7.000% due 03/28/01                     500,000      472,500  9.625% due 08/01/02                    500,000      528,750
                                                     -----------
                                                       4,842,500  10.000% due 03/15/05                 1,500,000    1,623,750
                                                     -----------
FINANCIAL & BUSINESS SERVICES - 4.25%                             10.000% due 12/01/07                 1,000,000    1,075,000
                                                                  Rogers Cantel
Filinvest Land Inc Cap                                            9.375% due 06/01/08                  1,000,000    1,055,000
                                                                                                                -------------
    3.750% due 02/01/02                   2,000,000    1,905,000                                                   13,844,375
                                                                                                                -------------
FLI Capital                                                       GERMANY - 0.61%
    3.750% due 02/01/02                   1,500,000    1,428,750
MBI Finance Ltd                                                   Fresensius Med Care Cap
    0.000% due 12/18/01 *                 1,000,000      720,000  9.000% due 12/01/06 -                1,500,000    1,537,500
                                                                                                                -------------
Peregrine Inv                                                                                                       1,537,500
                                                                                                                -------------
    4.500% due 12/01/00                   1,000,000      902,500  HONG KONG - 2.07%
PIV Investment Finance Gtd
    4.500% due 12/01/00 -                 4,100,000    3,700,250  Guangdong Enterprises
Voto-Votorantim                                                   8.875% due 05/22/07 -                3,000,000    3,062,733
    8.500% due 06/27/97 -                 2,000,000    1,995,000  RHG Finance Corp
                                                     -----------
                                                      10,651,500  8.875% due 10/01/05                  2,000,000    2,126,040
                                                     -----------                                                -------------
HEALTH CARE - 0.20%                                                                                                 5,188,773
                                                                                                                -------------
                                                                  INDONESIA - 3.81%
Alza Corp
    5.000% due 05/01/06                     500,000      509,375  Asia Pulp & Paper
                                                     -----------
                                                         509,375  12.000% due 12/29/49 -               3,000,000    3,060,000
                                                     -----------
MATERIALS & PROCESSING - 0.85%                                    DGS International Fin Bv
                                                                  10.000% due 06/01/07 -               2,500,000    2,531,250
Ashanti Capital                                                   PT Indah Kiat Pulp & Paper
    5.500% due 03/15/03                   2,000,000    1,655,000  10.000% due 07/01/07                 4,000,000    3,973,880
                                                                                                                -------------
FMC Corp Euro                                                                                                       9,565,130
                                                                                                                -------------
    6.750% due 01/16/05                     500,000      475,000  MEXICO - 0.83%
                                                     -----------
                                                       2,130,000
                                                     -----------
Total Convertible Bonds                                           Fideicomiso Petacalco Trust
    (Cost $17,793,959)                                18,133,375  10.160% due 12/23/09 -               1,000,000    1,012,500
                                                     -----------
                                                                  United Mexican States
                                                                  9.875% due 01/15/07                  1,000,000    1,057,500
                                                                                                                -------------
FOREIGN BONDS - 21.55%                                                                                              2,070,000
                                                                                                                -------------
                                                                  PHILIPPINES - 4.37%
BRAZIL - 3.05%
                                                                  Filinvest Development Corp Cap
Comtel Brasileira Ltd                                             2.500% due 05/15/06                  2,500,000    2,375,000
    10.750% due 09/26/04                  2,000,000    2,162,500  Philippines Long Distance
CSN Iron Panama                                                   8.350% due 03/06/17                  1,000,000      950,000
    9.125% due 06/01/07 -                 4,000,000    3,902,000  9.250% due 06/30/06                  3,000,000    3,153,750
Globo Communicacoes PT 'B'                                        Piltel International Holding Corp
    10.500% due 12/20/06 -                1,500,000    1,601,250  1.750% due 07/17/06                  1,000,000      982,500
                                                     -----------
                                                       7,665,750  RFM Capital Ltd
                                                     -----------
CANADA - 5.52%                                                    2.750% due 05/30/06                    500,000      526,250
                                                                  Universal Robina
CF Cable TV                                                       8.375% due 12/19/06 -                3,000,000    2,970,000
                                                                                                                -------------
    9.125% due 07/15/07                   1,000,000    1,073,750                                                   10,957,500
                                                                                                                -------------
Four Seasons Hotel
    9.125% due 07/01/00 -                 1,500,000    1,610,625

See Notes to Financial Statements             See explanation of symbols on a-58

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)
JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------  --------------------------------------------------------------------------
                              PRINCIPAL        MARKET                                                    PRINCIPAL
                                AMOUNT         VALUE                                                      AMOUNT        VALUE
                                ------         -----                                                      ------        -----
UNITED KINGDOM - 1.29%                                    SECURITIES HELD UNDER REPURCHASE
                                                          AGREEMENT - 0.01%
Newsquest Capital PLC
    11.000% due 05/01/06     $ 2,500,000    $  2,718,750  State Street Bank and Trust
Telewest PLC                                                4.250% due 07/01/97
    9.625% due 10/01/06          500,000         525,000    (Dated 06/30/97, repurchase price
                                            ------------
                                               3,243,750    of $29,003; collateralized by U.S.
                                            ------------
Total Foreign Bonds                                         Treasury Note - market value
    (Cost $52,857,840)                        54,072,778    $31,305 and due 02/15/16)                    $29,000      $     29,000
                                            ------------                                                            --------------

                                                          Total Securities Held Under Repurchase
U.S. TREASURY NOTES - 8.70%                                 Agreement                                                       29,000
                                                                                                                    --------------
    5.875% due 11/30/01        6,000,000       5,885,618  Total Short-Term Investments
    6.250% due 02/15/03        6,000,000       5,954,077    at Amortized Cost                                           14,212,722
                                                                                                                    --------------
    6.375% due 08/15/02       10,000,000       9,998,464
                                            ------------

Total U.S. Treasury Notes                                 TOTAL HIGH YIELD BOND PORTFOLIO
    (Cost $21,811,759)                        21,838,159    (COST $244,948,238)                                       $250,936,740
                                            ------------                                                            --------------
Total Investments in
 Securities  at Market Value
 (Cost $230,735,516)                         236,724,018  NOTES TO SCHEDULE OF INVESTMENTS
                                           -------------  --------------------------------

                                                          (a) At June 30, 1997, the net unrealized
                                                          appreciation (depreciation) of investments
                                              VALUE       based on cost of investments for federal income
                                              -----
COMMERCIAL PAPER - 5.65%                                  tax purposes was as follows:
                                                          Tax cost basis                                              $244,948,238
Armstrong World Industries                                                                                          --------------

    5.780% due 07/11/97        1,200,000       1,198,074  Aggregate gross unrealized appreciation for
Johnson Controls Inc                                      all investments in which there was an excess
                                                          of value over tax cost                                      $  6,887,724
    5.570% due 07/02/97          400,000         399,938
    5.570% due 07/14/97        5,000,000       4,989,944  Aggregate gross unrealized depreciation for
Rohm & Haas Co                                            all investments in which there was an excess of
                                                          tax cost over value                                             (899,222)
    5.550% due 07/01/97        2,000,000       2,000,000                                                            --------------

Snap On Tools                                             Net unrealized appreciation                                 $  5,988,502
    5.880% due 07/03/97        2,600,000       2,599,150                                                            --------------

Sherwin-Williams
    5.800% due 07/08/97        3,000,000       2,996,616
                                            ------------

Total Commercial Paper                        14,183,722
                                            ------------

See Notes to Financial Statements            See explanation of symbols on A-58

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

------------------------------------------------------------------     -----------------------------------------------------------
                                        PRINCIPAL     MARKET                                             PRINCIPAL        MARKET
                                         AMOUNT        VALUE                                               AMOUNT          VALUE
                                       -----------  -----------                                       ----------------  -----------
CORPORATE BONDS & NOTES - 21.40%                                       Consumers Energy
                                                                         6.000% due 07/01/97                $2,000,000  $ 2,000,000
CONSUMER DISCRETIONARY - 0.52%                                         El Paso Electric
                                                                         7.250% due 02/01/99                   800,000      801,756
Associated Corp of North America                                       Long Island Lighting
    6.750% due 07/15/97                   $ 1,650,000  $ 1,650,610       7.300% due 07/15/99                 1,250,000    1,262,800
Time Warner Inc                                                          7.300% due 01/15/00                 3,250,000    3,288,925
    6.773% due 08/15/00                       250,000      250,323       7.850% due 05/15/99                 3,000,000    3,053,625
                                                     -------------
                                                         1,900,933     Texas-New Mexico Power
                                                     -------------
CONSUMER STAPLES - 1.10%                                                 12.500% due 01/15/99                2,000,000    2,145,490
                                                                       Toledo Edison
RJR Holdings Capital Corp                                                7.460% due 04/03/00                   100,000      100,137
    8.000% due 07/15/01                     3,000,000    3,032,796       9.300% due 04/01/98                 3,000,000    3,061,419
RJR Nabisco Inc Mtn                                                                                                      23,724,122
                                                                                                                      -------------
    8.625% due 12/01/02                     1,000,000    1,030,140
                                                     -------------
                                                         4,062,936     Total Corporate Bonds & Notes
                                                     -------------
FINANCIAL & BUSINESS SERVICES - 11.15%                                 (Cost $78,297,681)                                78,836,451
                                                                                                                      -------------
Advanta Corp 'C'
    6.384% due 08/07/98                     5,000,000    4,965,000     MORTGAGE-BACKED SECURITIES - 34.91%
Advanta National Bank FRN
    5.948% due 03/19/99                     2,000,000    1,979,827     COLLATERALIZED MORTGAGE OBLIGATIONS - 3.93%
    5.980% due 02/10/98                     1,500,000    1,492,731
    6.090% due 11/10/97                     1,000,000    1,000,275     Citibank 1988-2
Banamex                                                                  8.000% due 07/25/18 +                  29,282       29,035
    9.125% due 04/06/00                     2,000,000    2,045,000     Countrywide
Capital One Bank                                                         6.750% due 05/25/24                 1,000,000      927,960
    8.125% due 02/27/98                     6,325,000    6,404,948       8.125% due 11/25/24 +                 386,621      396,649
Chrysler Financial Corp                                                Donaldson, Lufkin & Jenrette
    5.990% due 11/17/97                     3,000,000    2,999,640       7.819% due 12/25/22 +               1,099,252    1,126,390
First USA Bank                                                         Paine Weber
    6.160% due 03/31/98                    10,000,000   10,007,630       6.500% due 03/25/24                   559,325      557,048
Salomon Inc                                                            Residential Accredited Loans Inc
    5.980% due 02/02/98                     5,000,000    4,991,800       7.500% due 03/25/27 +               1,000,000      982,429
    7.125% due 08/01/99                     1,000,000    1,007,900     Residential Funding Corp
    7.875% due 05/11/98                     2,000,000    2,029,994       5.988% due 10/25/27 +               1,604,289    1,605,292
    9.375% due 04/15/98                     2,100,000    2,150,873       8.000% due 10/25/24                   135,226      134,890
                                                     -------------
                                                        41,075,618     Residential Trust Corp
                                                     -------------
TECHNOLOGY - 1.09%                                                       6.950% due 06/25/23 +                 294,379      295,575
                                                                         7.500% due 08/25/23                   157,571      157,816
TCI Communication Inc                                                    8.000% due 04/25/25 +               1,000,000    1,019,375
    7.250% due 06/15/99                     4,000,000    4,032,360     Salomon Brothers Mortgage Securities
                                                     -------------
                                                         4,032,360       5.980% due 02/25/27 +               7,255,834    7,235,427
                                                     -------------                                                    -------------
TRANSPORTATION - 1.10%                                                                                                   14,467,886
                                                                                                                      -------------
                                                                       FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.89%
UAL Equipment Trust
    9.210% due 01/21/17                     1,650,000    1,885,051       6.000% due 07/14/27 #               5,000,000    4,659,375
    9.560% due 10/19/18                       800,000      886,096       6.500% due 02/01/26                 4,262,882    4,088,360
    10.850% due 02/19/15                    1,000,000    1,269,335       7.500% due 09/20/26                 2,115,354    1,862,833
                                                     -------------                                                    -------------
                                                         4,040,482                                                       10,610,568
                                                     -------------                                                    -------------
UTILITIES - 6.44%                                                      FEDERAL HOUSING AUTHORITY - 0.35%

AT&T Corp                                                                7.430% due 08/01/21                   346,092      342,807
    6.380% due 08/28/98                     5,000,000    5,013,150       7.430% due 02/01/23                   368,508      364,937
Commonwealth Edison                                                      7.796% due 05/01/23                   575,445      596,423
                                                                                                                      -------------
    6.000% due 03/15/98                     3,000,000    2,996,820                                                        1,304,167
                                                                                                                      -------------

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

-----------------------------------------------------------       -----------------------------------------------------------------

                                  PRINCIPAL       MARKET                                              PRINCIPAL         MARKET
                                   AMOUNT         VALUE                                                 AMOUNT           VALUE
                                ------------  -------------                                          -----------     -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.32%                     U.S. TREASURY BONDS - 8.56%


    6.030% due 08/01/31 +        $ 6,202,268   $  6,109,233         6.500% due 11/15/26              $32,900,000      $ 31,542,908
                                                                                                                     --------------
    6.220% due 04/01/27            4,985,671      4,900,202
    7.167% due 06/01/27 +          5,425,671      5,436,692       Total U.S. Treasury Bonds
    7.375% due 06/01/25            4,875,908      4,971,549         (Cost $31,223,767)                                  31,542,908
                                                                                                                     ---------------
    7.747% due 01/01/23            5,744,895      5,959,669
    7.768% due 01/01/25            1,732,064      1,800,893       U.S. TREASURY NOTES - 3.23%
    7.931% due 12/01/22            1,138,605      1,181,354
    7.987% due 11/01/23              298,254        310,571         6.625% due 04/30/02               11,800,000        11,910,637
                                              -------------                                                          ---------------
                                                 30,670,163
                                              -------------
GOVERNMENT NATIONAL MORTGAGE                                      Total U.S. Treasury Notes
 ASSOCIATION - 18.58%                                               (Cost $11,737,911)                                  11,910,637
                                                                                                                     ---------------
    6.500% due 01/15/26              878,081        841,685
    6.500% due 03/15/26            1,014,632        972,576       U.S. TREASURY STRIPPED - 0.14%
    6.500% due 04/15/26            1,738,514      1,666,452
    6.500% due 05/15/26               58,959         56,515         0.000% due 08/15/13 *              1,550,000           512,921
                                                                                                                     ---------------
    6.500% due 06/15/26               24,706         23,682
    6.500% due 11/20/26           17,123,014     17,376,897       Total U.S. Treasury Stripped
    6.875% due 10/20/24            2,104,075      2,161,331         (Cost $505,286)                                        512,921
                                                                                                                     ---------------
    6.875% due 11/20/23            8,708,554      8,932,446
    7.000% due 03/20/24            1,993,408      2,047,234       FOREIGN BONDS - 1.09%
    7.000% due 12/20/26            1,921,940      1,958,595
    7.500% due 08/20/27           21,800,000     21,834,063       ARGENTINA - 1.09%
    8.000% due 09/18/27           10,000,000     10,196,875
    9.000% due 02/15/17              122,129        129,075       Republic of Argentina FRB
    9.500% due 08/15/17               23,315         25,285         6.750% due 03/31/05                4,268,000         4,011,920
                                                                                                                     ---------------
    9.500% due 04/15/18                6,956          7,540
    9.500% due 09/15/18              145,319        157,526       Total Foreign Bond (Cost $3,496,636)                   4,011,920
                                                                                                                     ---------------
    9.750% due 04/15/98                2,781          2,942
    10.000% due 05/15/19              39,837         43,786       FOREIGN GOVERNMENT - 3.87%
                                              -------------
                                                 68,434,505
                                              -------------
STUDENT LOAN MORTGAGE                                             Canada Government Real Return
 ASSOCIATION - 0.84%                                                4.250% due 12/01/26               13,361,140         9,583,409
                                                                  Polish Government Treasury Bills
    5.806% due 04/25/04            3,099,879      3,102,668         0.00% due 10/22/97 *               1,340,000           382,408
                                            ---------------
                                                  3,102,668
                                            ---------------         0.00% due 04/22/98 *              16,580,000         4,289,662
Total Mortgage-Backed Securities                                                                                     ---------------


    (Cost $128,176,850)                         128,589,957
                                            ---------------       Total Foreign Government (Cost $14,623,715)           14,255,479
                                                                                                                     ---------------
                                                                  Total Investments in Securities
OTHER ASSET-BACKED SECURITIES  - 1.20%                              at Market Value (Cost $272,446,105)                 274,084,996
                                                                                                                     ---------------
GE Capital Mortgage
    6.473% due 04/25/24              621,156        621,175                                                               VALUE
                                                                                                                     ---------------
Greenwich Capital Mortgage                                        COMMERCIAL PAPER - 24.27%
    7.603% due 01/25/22 +             60,654         60,996
Imperial Savings & Loan                                           Caisse National Des Telecom
    9.900% due 02/25/18 +             65,323         69,008         5.550% due 08/05/97                4,900,000          4,873,560
Ryland Mortgage                                                     5.560% due 08/11/97                1,700,000          1,689,235
    7.626% due 11/28/22 +          2,000,000      2,034,375       Canadian Wheat Board
    14.000% due 11/25/31 +            83,671         93,057         5.540% due 09/11/97                1,600,000          1,581,936
Sears Mortgage                                                    duPont (EI) deNemours
    8.552% due 05/25/32 +             69,519         70,486         5.520% due 07/14/97                1,000,000            998,007
Securitized Assets Sales Inc                                        5.520% due 07/15/97                1,900,000          1,895,922
    6.500% due 11/25/25            1,474,446      1,475,626       Ford Motor Credit Co
                                            ---------------
                                                                    5.580% due 07/02/97                2,200,000          2,199,659
Total Other Asset-Backed  Securities                                5.600% due 07/03/97               10,500,000         10,496,733
    (Cost $4,384,259)                             4,424,723
                                            ---------------

See Notes to Financial Statements            See explanation of symbols on A-58

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)
JUNE 30, 1997 (UNAUDITED)

-------------------------------------------------------     ---------------------------------------------------------------------
                               PRINCIPAL                     NOTES TO SCHEDULE OF INVESTMENTS
                                                             --------------------------------
                                AMOUNT           VALUE
                                ------           -----
GE Capital Mortgage                                          (a) Securities with an approximate aggregate market value of
    5.540% due 08/13/97        $   500,000     $    496,691  $1,222,405 have been segregated with the custodian to cover
    5.560% due 07/03/97          1,300,000        1,299,598  margin requirements for the following open interest rate futures
GMAC                                                         contracts at June 30, 1997:
    5.570% due 08/27/97          4,800,000        4,757,668                                                            Unrealized
    5.600% due 07/29/97          2,700,000        2,688,240                                               Number of   Appreciation
IBM Corp                                                                 Type                             Contracts   (Depreciation)
                                                             -----------------------------------     -------------------------------
    5.530% due 07/07/97          2,700,000        2,697,512  U.S. Treasury 5 year Notes (9/97)                   466   $       (295)
KFW International Financial                                  U.S. Treasury 10 year Notes (9/97)                  456        165,500
    5.510% due 07/16/97          5,800,000        5,786,684  U.S. Treasury 30 year Bonds (9/97)                  151         (1,813)
                                                                                                                    ---------------
    5.520% due 07/02/97          1,400,000        1,399,785                                                            $    163,392
                                                                                                                    ---------------
    5.530% due 08/22/97          6,200,000        6,150,476
Mobil Australia Fin                                          (b) Forward foreign currency contracts outstanding at June 30, 1997,
    5.550% due 07/25/97          1,300,000        1,295,190  are summarized as follows:
    5.550% due 07/31/97          4,200,000        4,180,575                                               Principal
National Rural Utility Corp                                                Contracts                       Amount      Unrealized
    5.580% due 07/21/97          2,100,000        2,093,490                To Buy or   Expiration        Covered By   Appreciation
New Center Asset Trust                                          Type        To Sell      Month            Contract    (Depreciation)
                                                             -----------------------------------------------------------------------
    5.550% due 08/20/97         15,000,000       14,884,375     BP           Sell        7/97           $  327,478   $     (8,569)
    5.620% due 07/09/97            400,000          399,500     C$           Sell        7/97            3,887,476         32,290
Ontario Hydro                                                                Sell        9/97            3,466,755         55,350
    5.540% due 09/15/97         16,000,000       15,809,440                  Sell        3/98            2,397,796         33,973
Pitney Bowes Credit                                             DM           Sell        7/97            1,869,499         25,657
    5.480% due 07/11/97          1,100,000        1,098,326     FF           Sell        7/97              165,236          2,541
Shell Oil Co                                                    SF           Sell        7/97              165,267            198
                                                                                                                     -------------
    5.490% due 07/07/97            600,000          599,451                                                          $    141,440
                                          -----------------                                                          -------------

Total Commercial Paper                           89,372,053                Principal amount denoted in the indicated currency:
                                          -----------------
                                                                                     BP - British Pound
                                                                                     C$ - Canadian Dollar
U.S. TREASURY BILLS - 0.33%                                                          DM - German Mark
                                                                                     FF - French Franc
    5.010% due 10/02/97 **         370,000          365,135                          SF - Swiss Franc
    5.080% due 07/03/97 **         490,000          489,882
    5.160% due 08/07/97 **          15,000           14,923  (c) At June 30, 1997, the net unrealized
                                                             appreciation (depreciation)
    5.200% due 08/21/97 **         355,000          352,465  of investments based on cost of
                                                             investments for federal income
                                          -----------------
                                                             tax purposes was as follows:
Total U.S. Treasury Bills                         1,222,405
                                          -----------------
                                                             Tax cost basis                                            $366,734,563
                                                                                                                    ---------------
SECURITIES HELD UNDER
 REPURCHASE AGREEMENT - 1.00%                                Aggregate gross unrealized appreciation
                                                             for all investments in which there was an
                                                             excess of value over tax cost                             $  2,302,875
State Street Bank and Trust

    4.250% due 07/01/97                                      Aggregate gross unrealized depreciation
    (Dated 06/30/97, repurchase                              for all investments in which there was
    price of $3,694,436;                                     an excess of tax cost over value                              (663,984)
                                                                                                                   ----------------
    collateralized by U.S.
    Treasury Notes - market
    value $3,772,350 and                                     Net unrealized appreciation                               $  1,638,891
                                                                                                                    ----------------

    due 05/15/98)                3,694,000        3,694,000
                                          -----------------

Total Securities Held
 Under Repurchase Agreements                      3,694,000
                                          -----------------

Total Short-Term
 Investments at Amortized Cost                   94,288,458
                                          -----------------

TOTAL MANAGED BOND PORTFOLIO
    (COST $366,734,563)                        $368,373,454
                                          -----------------

See Notes to Financial Statements            See explanation of symbols on A-58

PACIFIC SELECT FUND
GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

----------------------------------------------------------------  ---------------------------------------------------------------
                                       PRINCIPAL     MARKET                                              PRINCIPAL        MARKET
                                         AMOUNT       VALUE                                               AMOUNT           VALUE
                                         ------       -----                                               ------           -----
CORPORATE BONDS & NOTES - 0.09%                                    6.146% due 03/25/27                     $2,841,316  $ 2,850,357
                                                                   6.500% due 02/18/04                      1,919,696    1,909,194
FINANCIAL & BUSINESS SERVICES - 0.09%                              7.768% due 01/01/25                      1,290,070    1,341,335
                                                                   7.931% due 12/01/22                        749,591      777,735
                                                                                                                     -------------
International American Dev Bank                                                                                         12,928,600
                                                                                                                     -------------
    9.450% due 09/15/98                $  100,000  $   103,722   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 19.46%
                                                   -----------

Total Corporate Bonds & Notes                                      6.500% due 03/15/26                        808,736      775,214
    (Cost $100,289)                                    103,722     6.500% due 04/15/26                        898,215      860,984
                                                   -----------
                                                                   6.500% due 11/20/26                      2,916,210    2,959,449
                                                                   6.875% due 10/20/24                      1,402,717    1,440,888
GOVERNMENT BONDS - 0.47%                                           7.000% due 05/20/26                      2,703,139    2,781,351
                                                                   7.000% due 12/20/26                      1,921,940    1,958,595
Federal Farm Credit Bank                                           7.000% due 01/20/27                      2,903,621    2,970,313
    8.650% due 10/01/99                   530,000      555,839     7.125% due 05/20/23                        289,602      298,796
                                                   -----------
                                                                   7.125% due 09/20/23                        154,299      159,005
Total Government Bonds (Cost $527,647)                 555,839     7.500% due 07/21/27 #                    5,000,000    5,017,188
                                                   -----------
                                                                   7.500% due 08/20/27 #                    3,675,000    3,680,742
                                                                   9.000% due 01/15/17                        190,346      201,171
MORTGAGE-BACKED SECURITIES - 43.07%                                9.750% due 04/15/98                          2,936        3,105
                                                                                                                       -----------
                                                                                                                        23,106,801
                                                                                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.73%                      STUDENT LOAN MORTGAGE ASSOCIATION - 1.30%


Bear Sterns Mortgage Securities Inc                                5.860% due 04/25/04                      1,549,939    1,551,334
                                                                                                                       -----------
    7.000% due 03/25/27                 1,000,000      940,469
Champion Home Equity Loan Trust                                    Total Mortgage-Backed Securities
    7.903% due 05/25/28 +               2,085,142    2,121,306     (Cost $50,975,813)                                   51,137,250
                                                                                                                       -----------
Countrywide
    7.940% due 03/25/24 +                 354,718      362,589
    8.125% due 11/25/24                   386,621      396,649   OTHER ASSET-BACKED SECURITIES - 10.51%
GE Capital Mortgage
    6.473% due 04/25/24                   414,104      414,117   Citibank 1988-2
Mortgage Obligation Structured Trust                               8.000% due 07/25/18 +                       15,669       15,536
    6.350% due 10/25/18                   365,488      364,526   Firstplus Home Loan Trust
Residential Accredited Loans Inc                                   6.050% due 01/10/04                      4,331,047    4,337,630
    7.500% due 03/25/27 +               3,000,000    2,947,286     6.310% due 04/10/23 +                    3,000,000    2,998,815
Residential Funding Corp                                         Greenwich Capital Mortgage
    8.136% due 03/25/25 +                 295,161      303,278     7.603% due 01/25/22 +                       90,982       91,493
Resolution Trust Corp                      78,786       78,909   Home Savings
    7.500% due 08/25/23                                            5.702% due 05/25/27 +                      437,229      421,038
Salomon Brothers Mortgage Securities                             Imperial Savings & Loans
    5.980% due 02/25/27 +               3,627,917    3,617,714     8.828% due 07/25/17 +                       16,491       16,619
                                                   -----------
                                                    11,546,843     9.900% due 02/25/18 +                       65,323       69,008
                                                   -----------
FEDERAL HOME LOAN MORTGAGE CORP - 1.15%                          Money Store Home
                                                                   6.720% due 02/15/10                      1,314,285    1,319,700
    6.500% due 02/01/26                 1,420,961    1,362,787   Ryland Mortgage
                                                   -----------
                                                     1,362,787     5.000% due 11/25/31 +                      123,078      112,905
                                                   -----------
FEDERAL HOUSING AUTHORITY - 0.54%                                  6.663% due 10/01/27 +                    1,873,634    1,869,536
                                                                 Ryland Sec (First Nationwide Trust)
    6.750% due 02/01/08                     4,512        4,481     6.758% due 10/25/18                      1,241,136    1,233,018
                                                                                                                       -----------
    7.400% due 07/25/19 +                 451,121      458,593
    7.430% due 07/01/21                   176,937      177,811   Total Other Asset-Backed Securities
                                                   -----------
                                                       640,885     (Cost $12,493,050)                                   12,485,298
                                                   -----------                                                         -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.89%

    5.000% due 04/25/14                 1,631,725    1,624,839
    6.030% due 08/01/17                 2,239,462    2,201,975
    6.104% due 03/01/18                 2,261,012    2,223,165

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

-----------------------------------------------------------------  -----------------------------------------------------------------
                                          PRINCIPAL     MARKET                                             PRINCIPAL
                                           AMOUNT        VALUE                                               AMOUNT       VALUE
                                          ----------  -----------                                          ----------  ------------
STRIPPED MORTGAGE-BACKED SECURITIES -                              KFW International Financial
 0.12%                                                             5.500% due 07/10/97                     $3,400,000  $  3,395,325
                                                                   Kingdom of Sweden
FHLMC (IO)                                                         5.560% due 07/11/97                      4,700,000     4,692,741
    6.500% due 09/15/18                   $1,372,086  $   144,942
                                                      -----------
                                                                   Mobil Australia Fin
Total Stripped Mortgage-Backed                            144,942  5.550% due 07/25/97                      4,300,000     4,284,090
                                                      -----------
 Securities (Cost $153,569)                                        National Rural Utilities Corp
                                                                   5.520% due 08/12/97                      1,600,000     1,589,696
                                                                   5.530% due 09/05/97                        800,000       791,704
U.S. TREASURY BONDS - 1.13%                                        5.545% due 08/25/97                      1,700,000     1,685,598
    6.500% due 11/15/26                    1,400,000    1,342,251  New Center Asset Trust
                                                      -----------
                                                                   5.550% due 08/20/97                      5,000,000     4,961,458
Total U.S. Treasury Bonds                                          Province of Alberta
    (Cost $1,326,103)                                   1,342,251  5.500% due 07/11/97                      3,300,000     3,294,959
                                                      -----------                                                      ------------

                                                                   Total Commercial Paper                                38,731,099
                                                                                                                       ------------
U.S. TREASURY NOTES - 7.59%

    6.000% due 09/30/98                    1,000,000    1,001,246  U.S. TREASURY BILLS - 0.54%
    6.375% due 09/30/01                    8,000,000    8,005,001
                                                      -----------
                                                                   5.010% due 10/02/97 **                      55,000        54,277
Total U.S. Treasury Notes                                          5.045% due 10/02/97 **                      55,000        54,277
    (Cost $9,080,049)                                   9,006,247  5.080% due 07/03/97 **                     495,000       494,860
                                                      -----------
                                                                   5.160% due 08/07/97 **                      35,000        34,820
                                                                                                                       ------------

FOREIGN BONDS - 2.48%                                              Total U.S. Treasury Bills                                638,234
                                                                                                                       ------------
CANADA - 2.48%
                                                                   SECURITIES HELD UNDER REPURCHASE
Canada Government Real Return                                      AGREEMENT - 1.38%
    4.250% due 12/01/26                    4,111,120    2,948,741
                                                      -----------
                                                                   State Street Bank and Trust
Total Foreign Bonds (Cost $3,046,022)                   2,948,741  4.250% due 07/01/97
                                                      -----------
                                                                   (Dated 06/30/97, repurchase price
                                                                   of $1,633,200; collateralized by U.S.
Total Investments in Securities                                    Treasury Notes - market value
    at Market Value (Cost $77,702,542)                 77,724,290  $1,619,588 and due 02/15/20)             1,633,000     1,633,000
                                                      -----------                                                      ------------

                                                                   Total Securities Held Under Repurchase
                                                         VALUE     Agreements                                             1,633,000
                                                         -----                                                         ------------

COMMERCIAL PAPER - 32.62%
                                                                   Total Short-Term Investments
Caisse National Des Telecom                                        at Amortized Cost                                     41,002,333
                                                                                                                       ------------
    5.550% due 08/05/97                      400,000      397,842
    5.550% due 08/11/97                      300,000      298,104
    5.560% due 08/11/97                      800,000      794,934  TOTAL GOVERNMENT SECURITIES
    5.570% due 07/15/97                    2,100,000    2,095,451  PORTFOLIO (COST $118,704,875)                       $118,726,623
                                                                                                                       ------------
duPont (EI) deNemours
    5.520% due 07/15/97                    3,000,000    2,993,560
Ford Motor Credit Co
    5.540% due 08/27/97                    2,200,000    2,180,702
    5.580% due 07/01/97                      800,000      800,000
GE Capital
    5.570% due 08/06/97                    4,500,000    4,474,935

See Notes to Financial Statements             SEE EXPLANATION OF SYMBOLS ON A-58

PACIFIC SELECT FUND
GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(a) Securities with an approximate aggregate market value of $638,234 have been segregated with the custodian to cover margin requirements for the following open interest rate futures contracts at June 30, 1997:

                                          Number of    Unrealized
            Type                          Contracts   Appreciation
-------------------------------    -------------------------------
U.S. Treasury 5 year Notes (9/97)           240         $   29,751
U.S. Treasury 10 year Notes (9/97)          179            112,281
U.S. Treasury 30 year Bonds (9/97)          108             81,750
                                                      ------------
                                                        $  223,782
                                                      ------------

(b) Forward foreign currency contracts outstanding at June 30, 1997, are summarized as follows:

                                          Principal
          Contracts                         Amount
          To Buy or       Expiration      Covered By    Unrealized
Type      To Sell           Month          Contract    Appreciation
-------------------------------------------------------------------
C$          Sell            7/97          $  777,641    $    6,459
            Sell            9/97             693,351        11,070
            Sell            3/98           1,598,779        22,652
                                                       -----------
                                                        $   40,181
                                                       -----------

              Principal amount denoted in the indicated currency:
                             C$ - Canadian Dollar

(c) At June 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost of investments for federal income tax purposes was as follows:

Tax cost basis                                        $118,732,336
                                                    --------------

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                         $    416,928

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                           (422,438)
                                                    --------------

Net unrealized depreciation                           $     (5,510)
                                                    --------------

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Portfolio of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                         Shares         Value
                                                         ------        ------
COMMON STOCKS - 93.03%

Capital Goods - 3.02%

Bandag Inc                                               45,000      $ 2,205,000
Granite Construction                                     81,000        1,599,750
Silicon Valley Group *                                   93,000        2,452,875
                                                                     -----------
                                                                       6,257,625
                                                                     -----------
Consumer Discretionary - 29.55%

Alyn Corp *                                              67,300          807,600
American Disposal Services Inc *                        150,000        3,375,000
American Radio Systems 'A' *                             56,100        2,236,988
Ascent Entertainment Group *                             42,770          390,276
Aspect Telecommunications *                              67,100        1,492,975
Banta Corp                                               49,500        1,342,688
BHC Communications 'A'                                   12,200        1,459,425
Brylane Inc *                                            28,000        1,079,750
Buffets Inc *                                           157,000        1,324,688
Cablevision Systems Corp *                               13,000          702,000
CapStar Hotel *                                           4,800          153,600
Carson Inc 'A' *                                         60,000          645,000
Chris Craft Industries Inc *                             30,900        1,490,925
Circuit City Stores Carmax *                             69,900        1,000,444
Cole National Corp 'A' *                                 28,900        1,271,600
Comsat Corp                                              87,500        2,083,594
Cox Radio Inc 'A' *                                      58,000        1,486,250
Donna Karan International Inc *                          65,900          733,138
Foodmaker Inc *                                         100,000        1,637,500
Gaylord Entertainment 'A'                                80,000        1,845,000
Globalstar Telecommunications *                         150,376        4,605,265
GT Bicycles *                                            93,200          745,600
Hudson Foods 'A'                                         95,000        1,549,688
Iridium World Communications                             20,000          362,500
Jacor Communications *                                   50,000        1,912,500
Jones Intercable 'A'                                     43,600          555,900
Libbey Inc                                               75,000        2,625,000
Lojack Corp *                                           150,000        2,156,250
Micro Warehouse Inc *                                    43,200          739,800
Nine West Group *                                        70,500        2,692,217
NY Magic                                                 28,000          577,500
Peregrine Systems Inc *                                 162,000        2,490,750
Picturetel Corp *                                       100,600          955,700
Qwest Communications International *                      9,800          267,050
Rio Hotel & Casino Inc *                                120,000        1,807,500
RPM Inc                                                 137,375        2,524,266
Ruby Tuesday Inc                                         43,300          971,544
Sizzler International Inc                               183,800          539,913
Spelling Entertainment Group                             67,000          460,625
Standard Products                                        54,500        1,376,125
Station Casinos Inc *                                    41,100          344,213
Total Control Products Inc *                             72,000          594,000
Viatel Inc *                                            175,000        1,181,250
Williams Sonoma *                                        32,000        1,368,000
Young Broadcasting Corp 'A' *                            40,000        1,300,000
                                                                     -----------
                                                                      61,261,597
                                                                     -----------
Consumer Staples - 3.58%

Cymer Inc *                                              20,000          975,000
Firearms Training Systems                                66,800          918,500
Hollinger International 'A'                              64,600          722,713
Robert Mondavi 'A' *                                     60,000        2,835,000
Smithfield Foods Inc *                                   20,200        1,242,300
Topps Company (The)                                     172,000          720,250
                                                                     -----------
                                                                       7,413,763
                                                                     -----------
Energy - 7.66%

Calenergy Inc *                                          47,000        1,786,000
Coflexip                                                 36,852        1,110,167
Falcon Drilling Co Inc *                                 40,000        2,305,000
Global Marine Inc *                                      85,000        1,976,250
KN Energy Inc                                            59,100        2,489,588
Louis Dreyfus Natural Gas *                             120,000        1,950,000
Parker/Parsley Petroleum                                 39,000        1,379,625
San Juan Basin Realty Trust                             175,000        1,421,875
Seacor Holdings Inc *                                    27,800        1,454,288
                                                                     -----------
                                                                      15,872,793
                                                                     -----------
Financial & Business Services - 10.58%

Air & Water Technical Corp 'A' *                         30,300           90,900
BA Merchant Services Inc 'A' *                           90,000        1,715,625
Central Fidelity Banks Inc                               60,000        2,130,000
Charter One Financial                                    36,750        1,979,906
Coast Savings Financial Inc *                            40,000        1,817,500
Commerce Bancshares                                      30,555        1,382,614
First Midwest Bancorp                                    40,125        1,271,461
Harleysville Group Inc                                   45,000        1,704,375
Hibernia Corp                                            82,200        1,145,663
Insignia Financial Group Inc 'A' *                       96,500        1,749,063
Jefferies Group Inc                                      40,000        2,280,000
Keystone Financial                                       50,000        1,562,500
Provident Bankshares Corp                                11,900          495,338
Washington Federal Inc                                   44,000        1,130,250
Waste Mgmt International Inc ADR *                      163,500        1,491,938
                                                                     -----------
                                                                      21,947,133
                                                                     -----------
Health Care - 5.23%

Apria Healthcare Group *                                 90,000        1,597,500
Cardiac Pathways Corp *                                  13,700          123,300
COR Therapeutics *                                      140,000        1,487,500
Gensia Inc *                                                426            1,890
Gilead Science *                                         80,000        2,210,000
Heska Corp                                               35,000          297,500
Millennium Pharmaceuticals *                             32,400          522,450
Protein Design Laboratories *                            30,000          855,000
Sangstat Medical                                         33,300          770,063
Sequus Pharmaceutical Inc *                              98,500          627,938
Trigon Healthcare Inc *                                  47,600        1,154,300
Wesley Jessen Visioncare *                               50,000        1,193,750
                                                                     -----------
                                                                      10,841,191
                                                                     -----------

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
------------------------------------------------------------------------

                                                                          Market
                                                           Shares         Value
                                                           ------         -----
Materials & Processing - 6.50%

Boston Properties *                                         11,800   $   324,500
Carbide/Graphite Group Inc *                                25,000       581,250
CB Commercial Real Estate Services *                        24,700       747,175
Holophane *                                                 87,850     1,757,000
International Precious Metals Corp *                       149,000     1,052,313
Martin Marietta Materials                                   48,600     1,573,425
OM Group Inc                                                42,000     1,391,250
Pentair Inc                                                 40,700     1,338,013
Polymr Group Inc *                                          51,500       830,438
Potlatch Corp                                               35,000     1,583,750
Quebecor Printing                                           34,000       620,500
Quintiles Transnational *                                   24,000     1,671,000
                                                                    -------------
                                                                      13,470,614
                                                                    -------------
Technology - 21.15%

Acclaim Entertainment Inc *                                200,500       827,063
Alliance Semiconductor Corp *                              184,000     1,506,500
Applied Graphics Technologies Inc *                         40,000     1,590,000
BE Semiconducter *                                          45,500       659,750
Boston Technology Inc *                                     35,000     1,034,688
Brooks Automation Inc                                       87,000     1,674,750
Caraustar Industries Inc                                    40,500     1,402,313
Data General Corp *                                         85,000     2,210,000
Etec Systems Inc *                                          92,200     3,953,075
Harmon International                                        23,800     1,002,575
Indus Group Inc *                                           94,000     1,903,500
INSO Corp *                                                 34,100       701,182
Integrated Process Equipment Corp *                         70,000     1,771,875
KLA-Tencor Corp *                                           91,000     4,436,250
Kulicke & Soffa Industries *                               130,000     4,220,938
Lam Research *                                              60,000     2,223,750
Microchip Technology Inc *                                  85,125     2,532,469
Novellus Systems *                                          57,100     4,939,150
Speedfam International Inc *                                37,400     1,341,724
Teleflex                                                    54,800     1,712,499
Texas Industries Inc                                        40,100     1,065,155
Trikon Technologies Inc *                                  122,000       930,249
Ultratech Stepper *                                         10,000       228,749
                                                                    -------------
                                                                      43,868,204
                                                                    -------------
Transportation - 3.92%

America West Holdings Corp 'B' *                           106,200     1,539,899
APS Holding Corp 'A' *                                      49,000       428,749
Landstar System Inc *                                       55,000     1,546,874
Lear Seating Corp *                                         29,400     1,304,624
M.S. Carriers Inc *                                         51,000     1,281,374
Polaris Industries                                          62,500     2,035,155
                                                                    -------------
                                                                       8,136,675
                                                                    -------------
Utilities - 1.84%

Brooks Fiber Properties Inc *                               20,500       691,874
Octel Communications *                                     110,000     2,578,124
Telephone/Data Systems                                      14,400       547,199
                                                                    -------------
                                                                       3,817,197
                                                                    -------------

Total Common Stocks (Cost $150,935,586)                              192,886,792
                                                                    -------------

Total Investments in Securities
    at Market Value (Cost $150,935,586)                              192,886,792
                                                                    -------------

                                                        Principal
                                                         Amount          Value
                                                         ------          -----
COMMERCIAL PAPER - 3.36%

FNMA
    5.380% due 07/29/97                                 $7,000,000     6,970,709
                                                                    -------------

Total Commercial Paper                                                 6,970,709
                                                                    -------------


SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 3.61%

State Street Bank and Trust
     4.250% due 07/01/97
     (Dated 06/30/97, repurchase price
     of $7,492,884; collateralized by U.S
     Treasury Notes - market value
     $7,422,013 and due 02/15/20)                        7,492,000     7,492,000
                                                                    -------------

Total Securities Held Under Repurchase
    Agreement                                                          7,492,000
                                                                    -------------

Total Short-Term Investments
    at Amortized Cost                                                 14,462,709
                                                                    -------------

TOTAL GROWTH PORTFOLIO
    (COST $165,398,295)                                             $207,349,501
                                                                    -------------
Notes to Schedule of Investments
--------------------------------
(a) At June 30, 1997, the net unrealized appreciation (depreciation)
of investments based on cost of investments for federal income tax purposes was as follows:

Tax cost basis                                                      $165,398,295
                                                                    -------------

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                  $52,432,423


Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                  (10,481,217)
                                                                    -------------

Net unrealized appreciation                                          $41,951,206
                                                                    -------------

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
AGGRESSIVE EQUITY PORTFOLIO
Portfolio of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                         Shares         Value
                                                         ------         -----

COMMON STOCKS - 90.07%

Capital Goods - 5.76%

Camco International                                      17,000       $  930,750
Hirsch International Corp 'A' *                          40,000          890,000
National Semiconductor *                                 49,200        1,506,750
QUALCOM Inc *                                            24,800        1,261,700
Westinghouse Electric                                     8,800          203,500
                                                                      ----------
                                                                       4,792,700
                                                                      ----------
Consumer Discretionary - 25.04%

Audiovox Corp *                                          80,000          575,000
BJ Services Co *                                         23,800        1,276,275
Brylane Inc *                                            20,000          771,250
CKS Group Inc *                                          15,000          506,250
Consolidated Stores *                                    25,300          879,175
CVS Corp                                                 20,000        1,025,000
DSC Communications *                                     52,200        1,161,450
Eagle Hardware & Garden *                                35,000          800,625
Furniture Brands International Inc *                     55,000        1,065,625
Jacor Communications *                                   24,000          918,000
Liz Claiborne Inc                                        23,000        1,072,375
Newell Co                                                17,000          673,625
NEXTEL Communications Inc                                50,000          946,875
O'Sullivan Industries Holdings *                         65,000        1,076,563
Pacific Sunwear of California *                          28,000          903,000
Ross Stores Inc                                          33,400        1,091,763
St. John Knits Inc                                       18,000          972,000
Superior Services Inc *                                  45,000        1,068,750
TJX Cos Inc                                              40,000        1,055,000
Tommy Hilfiger *                                         25,000        1,004,688
VIASOFT Inc *                                            14,000          710,500
West Marine Inc *                                        18,200          468,650
Williams Sonoma *                                        19,200          820,800
                                                                      ----------
                                                                      20,843,239
                                                                      ----------
Consumer Staples - 1.08%

Mastec Inc *                                             11,100          525,169
Staff Leasing Inc *                                      20,000          375,000
                                                                      ----------
                                                                         900,169
                                                                      ----------
Energy - 5.16%

Devon Energy Corp                                        20,000          735,000
Evi Inc *                                                34,000        1,428,000
Nuevo Energy Co *                                        15,000          615,000
Sun Company Inc                                          49,000        1,519,000
                                                                      ----------
                                                                       4,297,000
                                                                      ----------
Financial & Business Services - 11.42%

Associates First Capital Corp                            15,000          832,500
Astoria Financial Corp                                   15,800          750,500
COREstaff Inc *                                          28,000          756,000
Everest Reinsurance Holdings                             35,700        1,414,613
Imperial Credit Industries *                             25,000          514,063
Interim Services Inc *                                   20,500          912,250
Manpower Inc                                             16,000          712,000
Price (T Rowe) Associates                                29,300        1,512,613
Transaction Systems Architecture 'A' *                   36,700        1,266,150
Washington Mutual Inc                                    14,000          836,500
                                                                     -----------
                                                                       9,507,189
                                                                     -----------
Health Care - 12.81%

Acuson Corp *                                            28,000          644,000
Agouron Pharmaceuticals *                                 9,800          792,575
Beverly Enterprises *                                    63,900        1,038,375
BioChem Pharma Inc *                                     36,800          818,800
Boston Scientific Corp *                                 20,000        1,228,750
ESC Medical Systems Limited *                            22,000          561,000
FPA Medical Management Inc *                             37,600          890,650
HBO & Co                                                 18,000        1,239,750
Hooper Holmes Inc                                        55,000        1,261,563
McKesson Corp                                             8,400          651,000
Medicis Pharmaceutical 'A' *                             15,000          748,125
Oxford Health Plans *                                    11,000          789,250
                                                                     -----------
                                                                      10,663,838
                                                                     -----------
Materials & Processing - 1.46%

Wyman-Gordon                                             45,000        1,215,000
                                                                     -----------
                                                                       1,215,000
                                                                     -----------
Technology - 23.62%

ACC Corp *                                               16,700          515,613
ACE Communications Corp *                                30,000          588,750
America Online Inc *                                     15,000          834,375
American Power Conversion *                              33,000          627,000
Ascend Communications Inc *                              13,000          511,875
Autodesk Inc                                             25,400          973,138
AVX Corp                                                 47,700        1,287,900
Billing Information Concepts *                           20,000          697,500
Boston Technology Inc *                                  25,000          739,063
Check Point Software *                                   25,700          600,738
CUC International Inc *                                  40,000        1,032,500
Cypress Semiconductor *                                  58,300          845,350
Electroglas Inc *                                        20,000          503,750
Forecross Corp *                                         40,000          688,000
Hadco Corp *                                              9,500          622,250
Integrated Process Equipment Corp *                      28,900          731,531
Kent Electronics Corp *                                  19,200          704,400
Lycos Inc *                                              30,000          382,500
Molecular Dynamics Inc *                                 50,000          700,000
Sawtek Inc *                                             21,100          712,125
Storage Tehnology *                                       6,300          280,350
Styling Technology Corp *                                57,000          641,250
Symantec Corp *                                          41,000          799,500
Titanium Metals Corp *                                   26,000          822,250
Visio Corp *                                             12,000          845,999
VLSI Technology *                                        35,000          826,874
Xilinx *                                                 23,500        1,152,968
                                                                     -----------
                                                                      19,667,549
                                                                     -----------

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
AGGRESSIVE EQUITY PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                        Shares        Value
                                                        ------       -------
Transportation - 3.72%

CNF Transportation                                      39,800    $  1,283,549
Hertz Corp 'A' *                                        33,800       1,216,799
US Freightways Corp                                     23,000         595,124
                                                                  ------------
                                                                     3,095,472
                                                                  ------------

Total Common Stocks (Cost $67,633,805)                              74,982,156
                                                                  ------------

Total Investments in Securities
  at Market Value (Cost $67,633,805)                                74,982,156
                                                                  ------------


                                                      Principal
                                                       Amount          Value
                                                       ------          -----

SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 9.93%

State Street Bank and Trust
    4.250% due 07/01/97
    (Dated 06/30/97, repurchase price
    of $8,266,873; collateralized by U.S.
    Treasury Note - market value
    $8,197,163 and due 02/15/20)                     8,266,000       8,266,000
                                                                  ------------

Total Securities Held Under Repurchase
    Agreement                                                        8,266,000
                                                                  ------------

Total Short-Term Investments
    at Amortized Cost                                                8,266,000
                                                                  ------------

TOTAL AGGRESSIVE EQUITY PORTFOLIO
    (COST $75,899,805)                                             $83,248,156
                                                                  ------------

Notes to Schedule of Investments
--------------------------------

(a) At June 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost of investments for federal income tax purposes was as follows:

Tax cost basis                                                     $75,899,805
                                                                  ------------


Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                 $9,219,228
                                                                  ------------

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                 (1,870,877)
                                                                  ------------

Net unrealized appreciation                                         $7,348,351
                                                                  ============

See Notes to Financial Statements           See explanation of symbols on A-58
                                     A-32

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Portfolio of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                      Shares           Value
                                                      ------          ------
COMMON STOCKS - 61.54%

Capital Goods - 0.64%

Westinghouse Electric                                  153,675      $  3,553,734
                                                                    ------------
                                                                       3,553,734
                                                                    ------------
Consumer Discretionary - 7.46%



Abercrombie & Fitch Co 'A' *                           175,825         3,252,763
Central Euro Media Entert 'A' *                         27,241           708,266
Costco Co *                                            171,225         5,629,022
Linens 'N Things Inc *                                  98,675         2,923,247
Millicom International Cellular 'A' *                   18,625           889,344
Nordstrom Inc                                           31,575         1,549,148
Scholastic Corp *                                       45,625         1,596,875
Teletech Holdings Inc *                                135,025         3,519,089
Warner Lambert Co                                      173,825        21,597,756
                                                                    ------------
                                                                      41,665,510
                                                                    ------------
Energy - 3.40%

Minnesota Mining & Manufacturing Co                     48,800         4,977,600
Noble Drilling Corp *                                  245,525         5,539,658
Santa Fe International Corp *                           92,200         3,134,800
Texaco Inc                                              22,300         2,425,125
Triton Energy Limited *                                 62,900         2,881,606
                                                                    ------------
                                                                      18,958,789
                                                                    ------------
Financial & Business Services - 16.00%

Ambanc Holding Co Inc *                                 19,725           320,531
Amresco Inc *                                           27,475           590,713
Associates First Capital Corp                          123,075         6,830,663
Astoria Financial Corp                                  12,300           584,250
Bank of New York Co Inc                                 84,225         3,663,788
Bankamerica Corp                                        91,250         5,891,328
Catskill Financial Corp                                 14,650           227,075
Citicorp                                                50,350         6,070,322
Dime Bancorp Inc                                        29,500           516,250
Equifax Inc                                            144,350         5,368,016
First Data Corp                                        174,600         7,671,488
First Defiance Finl Corp                                21,850           319,556
First Savings Bancorp                                    5,050           112,363
First USA Paymenttech Inc *                            108,000         3,125,252
Fleet Financial Group Inc                               15,075           953,494
FSF Financial Corp                                       3,125            54,297
Great Western Financial                                 49,800         2,676,750
Household Intl Inc                                       5,325           625,355
Klamath First Bancorp Inc                               26,850           513,506
Lamar Advertising Co *                                  90,750         2,314,125
Nationwide Financial Services Inc                      128,950         3,425,234
North Central Bancshares Inc                            14,650           227,075
Outdoor Systems Inc *                                   52,588         2,011,491
Peekskill Financial Corp                                14,650           219,750
PFF Bancorp Inc *                                       29,300           549,375
Provident Financial Holdings *                          18,700           310,888
Queens County Bankcorp Inc                              12,200           555,100
Redwood Trust Inc                                       97,200         4,544,100
Reliance Group                                          42,525           504,984
Roslyn Bancorp Inc                                      74,625         1,707,047
Schwab (Charles) Corp                                   83,700         3,405,544
State Street Corp                                       55,900         2,585,375
TF Financial Corp                                       18,125           355,703
Travelers Inc                                           42,900         2,705,381
UNUM Corp                                              309,876        13,014,792
Wells Fargo & Co                                        16,052         4,326,014
Western National Corp                                   16,425           440,395
                                                                    ------------
                                                                      89,317,370
                                                                    ------------
Health Care - 5.67%

HBO & Co                                               122,750         8,454,406
Idexx Laboratories Inc *                               107,225         1,333,611
Omnicare Inc                                           236,725         7,427,247
Pacificare Health Systems 'B' *                         21,925         1,400,459
Protein Design Labs Inc *                               31,400           894,900
Rhone-Poulenc Rorer                                    101,400         9,214,725
Sofamor Danek Group *                                   63,975         2,926,856
                                                                    ------------
                                                                      31,652,204
                                                                    ------------
Material & Processing - 3.78%

Monsanto Co                                            345,275        14,868,405
Ucar Internationl Inc *                                136,225         6,232,294
                                                                    ------------
                                                                      21,100,699
                                                                    ------------
Technology - 19.51%

Analog Devices *                                       242,075         6,430,117

Ascend Communications Inc *                             59,700         2,350,688
ASM Lithography *                                       31,675         1,852,988
Aspen Technology Inc *                                 199,825         7,518,416
Ciber Inc *                                              9,450           323,072
CISCO Systems Inc *                                    109,025         7,318,303
Compaq Computer Corp *                                  51,300         5,091,525
EMC Corp *                                              93,275         3,637,725
Indus Group Inc *                                       91,925         1,861,481
Intel Corp                                              63,700         9,033,456
Intelligroup *                                          14,500           139,563
Intelliquest Information Group *                        85,675         1,927,688
JDA Software Group Inc *                                17,175           586,097
KLA-Tencor Corp *                                       28,800         1,404,000
Lucent Technologies Inc                                106,275         7,658,442
Microsoft Corp *                                        15,975         2,018,841
Parametric Technology Corp *                           584,425        24,874,589
Peoplesoft Inc *                                        69,600         3,671,400
Pittway Corp                                           172,337         8,573,766
Rational Software Corp *                                32,950           553,972
Sapient Corp *                                          49,275         2,439,113
Technology Solutions *                                 116,075         4,584,963
Wind River Systems *                                   132,687         5,075,278
                                                                    ------------
                                                                     108,925,483
                                                                    ------------
Transportation - 1.39%

Caliber Systems Inc                                    150,350         5,600,537
Wisconsin Central Trans *                               58,200         2,167,950
                                                                    ------------
                                                                       7,768,487
                                                                    ------------

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
----------------------------------------------------------------------------

                                                                 Market
                                                 Shares          Value
                                                 ------          -----
Utilities - 3.69%

Cincinnati Bell Inc                              501,850       $15,808,275
Worldcom Corp *                                  148,443         4,750,176
                                                               ------------
                                                                20,558,451
                                                               ------------
Total Common Stocks
  (Cost $298,568,240)                                          343,500,727
                                                               ------------

FOREIGN COMMON STOCKS - 14.87%

Canada - 0.52%
Potash Corp of Saskatchewan                       38,713         2,905,895
                                                               ------------
                                                                 2,905,895
                                                               ------------
Finland - 3.30%

Cultor Oy 1                                        2,858           151,458
Metra Oy 'B'                                     211,795         6,387,481
Nokia Corp ADR Pref                              161,175        11,886,655
                                                               ------------
                                                                18,425,594
                                                               ------------
France - 1.31%

Axime (Ex Segin) *                                12,320         1,457,255
Rhone-Poulenc                                    142,732         5,830,059
                                                               ------------
                                                                 7,287,314
                                                               ------------
Germany - 2.87%

Fresenius Medical Care ADR *                      59,150         1,722,743
Volkswagen Ag                                     18,863        14,305,645
                                                               ------------
                                                                16,028,388
                                                               ------------
Israel - 2.16%

Teva Pharmaceutical Ind ADR                      186,400        12,069,400
                                                               ------------
                                                                12,069,400
                                                               ------------
Italy - 0.95%

Gucci Group                                       55,125         3,548,672
Industrie Natuzzi Spa ADR                         68,550         1,756,593
                                                               ------------
                                                                 5,305,265
                                                               ------------
Netherlands - 2.44%

Akzo Nobel N.V. ADS                               16,481         2,259,743
Chicago Bridge & Iron Co                          62,350         1,379,494
Philips Electronics                               17,818         1,276,931
Philips Electronics Nv-Hy Sh                     120,600         8,668,125
                                                               ------------
                                                                13,584,293
                                                               ------------
Sweden - 0.40%

Securitas Ab 'B' Free                             24,990           706,042
Skandia Foersaekrings Ab                          41,067         1,516,860
                                                               ------------
                                                                 2,222,902
                                                               ------------
United Kingdom - 0.92%

Rentokil Initial PLC                           1,468,736        $5,155,242
                                                               ------------
                                                                 5,155,242
                                                               ------------
Total Foreign Common Stocks
  (Cost $70,613,346)                                            82,984,293
                                                               ------------
Total Investments in Securities
  at Market Value (Cost $369,181,586)                          426,485,020
                                                               ------------

                                               Principal
                                                Amount            Value
                                                ------            -----
COMMERCIAL PAPER - 23.58%

Avco Financial Services
    5.600% due 07/30/97                     $ 20,000,000        19,909,778
FHLMC
    5.370% due 07/03/97                       20,000,000        19,994,033
Freddie Mac Govt
    5.440% due 07/23/97                       10,000,000         9,966,756
    5.480% due 07/01/97                       25,000,000        25,000,000
    5.530% due 07/31/97                        5,000,000         4,976,958
General Electric Capital
    5.500% due 07/03/97                       25,000,000        24,992,361
Prudential Funding Corp
    6.000% due 07/01/97                       26,800,000        26,800,000
                                                              -------------
Total Commercial Paper                                         131,639,886
                                                              -------------

SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 0.01%

State Street Bank and Trust
  4.25% due 07/01/97
  (Dated 06/30/97, repurchase price
  of $65,008; collateralized by U.S.
  Treasury Notes - market value
  $70,414 and due 08/15/13)                       65,000            65,000
                                                              -------------
Total Securities Held Under Repurchase
    Agreement                                                       65,000
                                                              -------------

Total Short-Term Investments
    at Amortized Cost                                          131,704,886
                                                              -------------

TOTAL GROWTH LT PORTFOLIO
  (COST $500,886,472)                                         $558,189,906
                                                              =============

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
------------------------------------------------------------------------


Notes to Schedule of Investments
--------------------------------

(a) Forward foreign currency contracts outstanding at June 30, 1997, are summarized as follows:


                                         Principal
            Contracts                      Amount         Unrealized
            To Buy or    Expiration      Covered By      Appreciation
   Type      To Sell       Month          Contract      (Depreciation)
------------------------------------------------------------------------
    BP         Buy          7/97        $2,943,674        $  50,316
               Sell         7/97         3,192,883           15,930
               Sell         9/97         1,117,830          (44,030)
               Sell        11/97         1,620,100          (36,400)
               Sell        12/97           979,200          (14,520)
    DG         Buy          9/97         3,464,265          135,199
               Sell         9/97           291,684           (9,994)
    DM         Buy          8/97         1,673,155          (64,422)
               Sell         8/97         5,093,621          238,323
               Sell        10/97           597,079           19,378
    FM         Sell         7/97         2,376,580          259,078
               Sell         8/97           412,541           26,731
               Sell         9/97           960,808           30,230
               Sell        10/97            98,367            1,406
               Sell        11/97           787,057           16,600
    IL         Buy          7/97           286,642          (21,952)
               Sell         7/97           290,716           26,026
    SK         Buy          7/97           118,762           (2,165)
               Sell         7/97           597,933           53,814
               Sell         9/97            66,000            1,069
                                                        ------------
                                                           $680,617
                                                        ============

           Principal amount denoted in the indicated currency:
            BP - British Pound
            DG - Dutch Guilder
            DM - German Mark
            FM - Finnish Markka
            IL - Italian Lira
            SK - Swedish Krona

(b) At June 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost of investments for federal income tax purposes was as follows:

Tax cost basis                                                 $500,886,472
                                                              --------------

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost             $64,527,797

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value              (7,224,363)
                                                              --------------

Net unrealized appreciation                                     $57,303,434
                                                              ==============

See Notes to Financial Statements            See explanation of symbols on A-58

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Portfolio of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                         Shares         Value
                                                         ------         -----
COMMON STOCKS - 95.72%

Capital Goods - 6.45%

AlliedSignal Inc                                         166,600    $ 13,994,400
Boeing                                                   273,400      14,507,288
Cooper Industries Inc                                    231,500      11,517,125
                                                                    ------------
                                                                      40,018,813
                                                                    ------------
Consumer Discretionary - 22.43%

ADT Limited *                                            203,500       6,715,500
Bausch & Lomb Inc                                         57,100       2,690,838
Circuit City Stores *                                    288,900      10,274,006
Circuit City Stores Carmax                               155,000       2,218,438
Circus Circus Enterprise Inc *                           288,000       7,092,000
General Mills Inc                                        225,500      14,685,688
International Game Technology                            455,400       8,083,350
Learning Co Inc *                                          4,400          41,250
Procter & Gamble                                         162,300      22,924,875
TCI Satellite Entertainment 'A' *                        247,100       1,945,913
Tele-Communications 'A' *                              1,130,700      16,819,163
Time Warner Inc                                          224,400      10,827,300
Toys R Us *                                              247,100       8,648,500
Wal-Mart Stores Inc                                      203,500       6,880,844
Warner Lambert Co                                        156,500      19,445,125
                                                                    ------------
                                                                     139,292,790
                                                                    ------------
Consumer Staples - 5.07%

CPC International Inc                                     27,400       2,529,359
Philip Morris Co Inc                                     227,200      10,082,000
Ralston-Purina Group                                     133,800      10,996,688
Unilever N.V                                              36,100       7,869,800
                                                                    ------------
                                                                      31,477,847
                                                                    ------------
Energy - 14.57%

Anadarko Petroleum                                       100,000       6,000,000
British Petroleum PLC ADR                                120,510       9,023,186
CSX Corp                                                 221,000      12,265,500
Duke Power Inc                                            59,500       2,852,282
duPont (EI) deNemours                                    212,100      13,335,788
Enron Corp                                               183,100       7,472,769
Exxon Corp                                               255,500      15,713,250
Mobil Corp                                                87,800       6,135,025
Royal Dutch Petroleum Guild                              217,200      11,810,250
Tosco Corp                                               195,100       5,840,806
                                                                    ------------
                                                                      90,448,856
                                                                    ------------
Financial & Business Services - 12.46%

Aegon N.V. ORD                                            93,601       6,557,944
Ambac Inc                                                 29,300       2,237,788
Banc One Corp                                            103,182       4,997,885
Chase Manhattan Corp                                      39,900       3,872,794
Dime Bancorp Inc                                         211,500       3,701,250
First Chicago NBD Corp                                   174,900      10,581,450
First Data Corp                                           70,100       3,080,019
First Hawaiian                                           171,400       5,849,025
Marsh & McLennan Cos                                     121,200       8,650,650
MBIA Inc                                                  28,800       3,249,000
NationsBank Corp                                         216,300      13,951,350
Providian Corp *                                         215,400       6,919,725
Washington Mutual Inc                                     62,100       3,710,475
                                                                    ------------
                                                                      77,359,355
                                                                    ------------
Health Care - 4.15%

Alza Corp *                                              246,400       7,145,600
Forest Laboratories *                                    143,400       5,969,025
Humana Inc                                               239,900       5,547,688
Schering-Plough                                          148,400       7,104,650
                                                                    ------------
                                                                      25,766,963
                                                                    ------------
Materials & Processing - 9.27%

Albemarle Corp                                           304,200       6,407,213
Allegheny Teledyne Inc                                   534,300      14,426,100
Aluminum Company of America                               75,800       5,713,425
Johnson Controls Inc                                     146,800       6,027,975
Temple Inland Inc                                        103,200       5,572,800
Union Carbide Corp                                       245,400      11,549,138
Waste Management Inc                                     244,400       7,851,350
                                                                    ------------
                                                                      57,548,001
                                                                    ------------
Technology - 12.72%

Autodesk Inc                                             163,200       6,252,600
Aware Inc *                                              110,100       1,623,975
Bay Networks Inc *                                       359,700       9,554,531
Cabletron Systems *                                      212,800       6,024,900
CISCO Systems Inc *                                       63,600       4,269,150
Cypress Semiconductor                                      3,300          47,850
EMC Corp *                                               337,400      13,158,600
General Instruments Corp *                               485,300      12,132,500
IBM Corp                                                 105,900       9,550,856
Input/Output Inc *                                       138,900       2,517,563
Perkin Elmer Corp                                         37,800       3,007,463
Sensormatic Electric                                     438,700       5,648,263
Sun Microsystems *                                       138,900       5,169,684
                                                                    ------------
                                                                      78,957,935
                                                                    ------------
Transportation - 0.91%

General Motors Corp                                       98,300       5,474,081
Union Pacific Corp                                         2,400         169,200
                                                                    ------------
                                                                       5,643,281
                                                                    ------------
Utilities - 7.69%

Allegheny Power Systems                                  111,900       2,986,330
Bell Atlantic Corp                                       110,500       8,384,187
Consolidated Edison Co N Y                               100,500       2,958,468
Dominion Resources Inc                                   163,600       5,991,849
GTE Corp                                                  77,900       3,417,862
SBC Communications                                       160,300       9,918,562
Sprint Corp                                              112,000       5,893,999
Worldcom Corp *                                          255,500       8,175,999
                                                                    ------------
                                                                      47,727,256
                                                                    ------------

Total Common Stocks (Cost $515,388,627)                              594,241,097
                                                                    ------------

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                    Principal          Market
                                                     Amount            Value
                                                     ------            -----
CORPORATE BONDS & NOTES - 1.12%

Consumer Discretionary - 1.12%

Berkshire Hathway
    1.000% due 12/02/01                          $  6,700,000    $    6,959,625
                                                                ================

Total Corporate Bonds & Notes (Cost $7,013,304)                       6,959,625
                                                                ================

Total Investments in Securities
    at Market Value (Cost $522,401,931)                             601,200,722
                                                                ----------------


                                                                       Value
                                                                       -----
SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 3.16%

State Street Bank and Trust
    4.250% due 07/01/97
    (Dated 06/30/97, repurchase price
    of $19,664,487; collateralized by U.S.
    Treasury Notes - market value
    $20,058,424 and due 05/31/98)                  19,662,166        19,662,166
                                                                ----------------

Total Securities Held Under Repurchase
    Agreement                                                        19,662,166
                                                                ----------------

Total Short-Term Investments
    at Amortized Cost                                                19,662,166
                                                                ----------------

TOTAL EQUITY INCOME PORTFOLIO
    (COST $542,064,097)                                            $620,862,888
                                                                ================


Notes to Schedule of Investments

(a) At June 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost of investments for federal income tax purposes was as follows:

Tax cost basis                                                     $542,064,097
                                                                ================

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                       $86,237,471

Aggregate gross unrealized depreciation for all
investments which there was an excess of tax cost
over value                                                           (7,438,680)
                                                                ----------------

Net unrealized appreciation                                         $78,798,791
                                                                ================

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Portfolio of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------


                                                    Market
                                     Shares         Value
                                     ------         -----
CONVERTIBLE PREFERRED STOCKS - 0.94%

Consumer Discretionary - 0.94%

Home Ownership Funding -             1,830      $ 1,767,615
JWS Hampshire Prop -                   450          438,750
Lazara Corp -                          450          438,300
                                                  2,644,665
                                                -----------
Total Convertible Preferred Stocks
    (Cost $2,736,920)                             2,644,665
                                                -----------

COMMON STOCKS - 51.18%

Capital Goods - 3.41%



AlliedSignal Inc                    40,000        3,360,000
Boeing                              66,000        3,502,125
Cooper Industries Inc               54,800        2,726,300
                                                -----------
                                                  9,588,425
                                                -----------
Consumer Discretionary - 11.96%

ADT Limited *                       49,300        1,626,900
Bausch & Lomb Inc                   14,400          678,600
Circuit City Stores *               69,000        2,453,813
Circuit City Stores Carmax          37,100          530,994
Circus Circus Enterprise Inc *      72,700        1,790,238
General Mills Inc                   55,800        3,633,975
International Game Technology      110,100        1,954,275
Procter & Gamble                    38,700        5,466,375
TCI Satellite Entertainment 'A' *   57,500          452,813
Tele-Communications 'A' *          263,700        3,922,538
Time Warner Inc                     54,300        2,619,975
Toys R Us *                         59,800        2,093,000
Wal-Mart Stores Inc                 49,300        1,666,956
Warner Lambert Co                   38,100        4,733,925
                                                 ----------
                                                 33,624,377
                                                 ----------
Consumer Staples - 2.71%

CPC International Inc                6,800          627,724
Philip Morris Co Inc                55,000        2,440,625
Ralston-Purina Group                32,100        2,638,219
Unilever N.V.                        8,800        1,918,400
                                                 ----------
                                                  7,624,968
                                                 ----------
Energy - 6.74 %

Anadarko Petroleum                  24,200        1,452,000
British Petroleum PLC ADR           29,666        2,221,242
Duke Power Inc                      14,700          704,681
duPont (EI) deNemours               51,600        3,244,350
Enron Corp                          44,000        1,795,750
Exxon Corp                          61,800        3,800,700
Mobil Corp                          21,200        1,481,350
Royal Dutch Petroleum Guild         52,000        2,827,500
Tosco Corp                          46,800        1,401,075
                                                 ----------
                                                 18,928,648
                                                 ----------


Financial & Business Services - 6.11%

Ambac Inc                            8,100          618,638
Banc One Corp                       24,950        1,208,528
Chase Manhattan Corp                 9,500          922,094
Dime Bancorp Inc                    55,400          969,500
First Chicago NBD Corp              42,300        2,559,150
First Data Corp                     16,900          742,544
First Hawaiian                      43,200        1,474,200
Marsh & McLennan Cos                28,600        2,041,325
MBIA Inc                             7,000          789,688
NationsBank Corp                    51,800        3,341,100
Providian Corp *                    50,800        1,631,950
Washington Mutual Inc               14,400          860,400
                                                 ----------
                                                 17,159,117
                                                 ----------
Health Care - 2.83%

Aegon N.V. ORD                      22,068        1,546,166
Alza Corp *                         59,500        1,725,500
Forest Laboratories *               38,200        1,590,075
Humana Inc                          57,900        1,338,938
Schering-Plough                     36,700        1,757,013
                                                 ----------
                                                  7,957,692
                                                 ----------
Materials & Processing - 4.92%

Albemarle Corp                      68,400        1,440,675
Allegheny Teledyne Inc             128,300        3,464,100
Aluminum Company of America         18,400        1,386,900
Johnson Controls Inc                35,600        1,461,825
Temple Inland Inc                   25,900        1,398,600
Union Carbide Corp                  59,300        2,790,806
Waste Management Inc                58,600        1,882,525
                                                 ----------
                                                 13,825,431
                                                 ----------
Technology - 6.83%


Autodesk Inc                        42,300        1,620,619
Aware Inc *                         27,200          401,200
Bay Networks Inc *                  87,000        2,310,938
Cabletron Systems *                 51,400        1,455,263
CISCO Systems Inc *                 15,200        1,020,300
Cypress Semiconductor                1,100           15,950
EMC Corp *                          81,500        3,178,500
General Instruments Corp *         117,500        2,937,500
IBM Corp                            25,800        2,326,838
Input/Output Inc *                  33,600          609,000
Perkin Elmer Corp                    9,100          724,019
Sensormatic Electric               105,300        1,355,738
Sun Microsystems *                  33,300        1,239,384
                                                 ----------
                                                 19,195,249
                                                 ----------
Transportation - 1.52%

CSX Corporation                     53,400        2,963,700
General Motors Corp                 23,500        1,308,656
                                                 ----------
                                                  4,272,356
                                                 ----------

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                       Shares          Value
                                                       ------          -----
Utilities - 4.15%

Allegheny Power Systems                                  27,100          723,230
Bell Atlantic Corp                                       26,500        2,010,687
Consolidated Edison Co NY                                24,300          715,330
Dominion Resources Inc                                   40,500        1,483,312
GTE Corp                                                 19,300          846,787
SBC Communications                                       39,500        2,444,062
Sprint Corp                                              27,700        1,457,712
Worldcom Corp *                                          61,900        1,980,799
                                                                    ------------
                                                                      11,661,919
                                                                    ------------

 Total Common Stocks  (Cost $123,157,678)                            143,838,182
                                                                    ------------
                                                    Principal           Market
                                                       Amount            Value
                                                       ------            -----
CORPORATE BONDS & NOTES - 7.97%

Energy - 1.22%

Hydro Quebec
    8.875% due 03/01/26                               2,100,000        2,389,821
Standard Oil Co
    9.000% due 06/01/19                               1,000,000        1,041,105
                                                                      ----------
                                                                       3,430,926
                                                                      ----------
Financial & Business Services - 4.55%

Abbey National
    8.200% due 10/15/04                               1,000,000        1,067,589
Aegis Auto Trust
    8.800% due 03/20/02 -                               503,881          504,983
Associates Corp
    5.960% due 05/15/37                                 460,000          461,005
BankBoston Capital Trust
    8.250% due 12/15/26                               2,000,000        2,027,070
Chase Manhattan
    10.125% due 11/01/00                                500,000          551,330
Chrysler Financial Corp
    5.625% due 01/15/99                               1,000,000          990,810
First Union Corp
    6.550% due 10/15/35                               1,700,000        1,652,137
Fleetwood Credit Corp Grantor Trust
    6.900% due 03/15/12                               1,681,768        1,690,950
Mellon Bank Capital
    7.720% due 12/01/26                                 500,000          485,836
Metropolitan Life
    7.000% due 11/01/05                               2,000,000        1,983,160
Midland Bank PLC
    8.625% due 12/15/04                               1,250,000        1,363,575
                                                                      ----------
                                                                      12,778,445
                                                                      ----------
Materials & Processing - 0.60%

Georgia Pacific
    9.950% due 06/15/02                               1,500,000        1,682,145
                                                                      ----------
                                                                       1,682,145
                                                                      ----------
Transportation - 0.54%

General Motors Corp
    9.125% due 07/15/01                                 250,000         270,468
Union Tank Car
    6.500% due 04/15/08                               1,276,372       1,255,784
                                                                     ----------
                                                                      1,526,252
                                                                     ----------
Utilities - 1.06%

Southern Co Cap Trust
    8.190% due 02/01/37 -                             1,100,000       1,117,875
Virginia Electric Power
    7.250% due 02/01/23                               2,000,000       1,875,980
                                                                     ----------
                                                                      2,993,855
                                                                     ----------
Total Corporate Bonds & Notes
    (Cost $22,464,554)                                               22,411,623
                                                                     ----------

CONVERTIBLE BONDS - 1.23%

Financial & Business Services - 1.23%

Berkshire Hathaway
    1.000% due 12/02/01                               1,800,000       1,869,750
Ford Motor Credit
    8.625% due 01/24/00                               1,515,000       1,585,069
                                                                     ----------
Total Convertible Bonds
    (Cost $3,474,785)                                                 3,454,819
                                                                     ----------

MORGAGE-BACKED SECURITIES - 12.14%

Collateralized Mortgage Obligations - 0.06%

Donaldson, Lufkin & Jenrette
    8.489% due 11/25/24                                 170,911         168,588
                                                                      ---------
                                                                        168,588
                                                                      ---------
Federal Home Loan Mortgage Corporation - 2.18%

    6.500% due 05/01/11                               3,132,555       3,079,033
    6.500% due 03/01/12                                 734,262         721,258
    7.000% due 01/01/04                                 300,035         300,740
    8.000% due 11/01/26                               1,307,636       1,341,307
    8.500% due 07/01/02                                 670,975         689,985
                                                                      ---------
                                                                      6,132,323
                                                                      ---------
Federal National Mortgage Association - 3.40%

    6.300% due 12/25/15                               1,889,859       1,834,935
    6.500% due 01/25/23                               6,220,000       6,038,687
    8.000% due 11/01/26                               1,636,658       1,676,446
                                                                      ---------
                                                                      9,550,068
                                                                      ---------

See Notes to Financial Statements             See explanation of symbols on A-58
                                     A-39

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                  Principal            Market
                                                    Amount              Value
                                                    ------              -----
Government National Mortgage Association - 6.50%

  7.000% due 06/15/23                            $   637,710        $   629,343
  7.000% due 03/15/24                                448,285            443,035

  7.000% due 04/15/24                              1,307,338          1,292,029
  7.000% due 05/15/24                                 98,966             97,807
  7.000% due 12/15/25                              3,682,512          3,623,002

  7.125% due 06/20/21                                225,638            233,050
  7.125% due 06/20/23                                147,226            151,878
  7.500% due 02/15/24                                 41,707             41,981
  7.500% due 05/15/17                                137,912            139,851
  8.000% due 09/15/25                                387,838            398,576
  8.000% due 11/15/25                                499,941            512,449

  8.000% due 12/15/26                              1,999,801          2,049,876
  9.000% due 04/15/16                                398,612            428,510
  9.000% due 05/15/16                                953,162          1,024,648

  9.000% due 06/15/16                                608,293            653,915
  9.000% due 08/15/16                                344,819            370,680
  9.000% due 09/15/16                                649,785            698,519
  9.000% due 10/15/16                              1,138,515          1,223,904
  9.000% due 11/15/16                                698,288            750,659
  9.000% due 12/15/16                                944,920          1,015,790
  9.000% due 01/15/17                                335,292            360,308
  9.000% due 03/15/17                                669,427            719,372
  9.000% due 07/15/17                                239,619            257,496
  9.000% due 08/15/17                                339,741            365,089
  9.000% due 10/15/17                                347,205            373,110

  12.000% due 05/15/16                               367,331            422,961
                                                                    ------------
                                                                     18,277,838
                                                                    ------------

Total Mortgage-Backed Securities
  (Cost $33,487,172)                                                 34,128,817
                                                                    ------------

OTHER ASSET-BACKED SECURITIES - 2.95%

Alaska Trade Co
  6.790% due 10/01/05                              2,500,000          2,445,750
Caterpillar Financial
  6.300% due 05/25/02                                500,000            499,085
Greentree Financial
  6.700% due 10/15/17                              1,000,000          1,007,460
Greentree Rec, Equip, & Consumer Trust
  5.550% due 02/15/18                                530,471            516,286
Morgan Stanley Mtg Trust
  8.950% due 05/01/17                                448,458            464,541
Premier Auto Trust
  4.650% due 11/02/99                                307,758            305,161
U.S.A. Bancorp
  8.270% due 12/15/26 -                            2,000,000          2,045,000
World Omni Auto Lease
  6.300% due 06/25/02                                388,169            390,366
  6.750% due 06/25/03                                600,000            605,424
                                                                    ------------
Total Other Asset-Backed Securities
    (Cost $8,409,569)                                                 8,279,073
                                                                    ------------

STRIPPED MORTGAGE-BACKED SECURITIES - 0.02%

FNMA (IO)
  6.000% due 12/25/07                                490,813             50,538
                                                                    ------------
Total Stripped Mortgage-Backed Securities
  (Cost $58,804)                                                         50,538
                                                                    ------------
U.S. TREASURY BONDS - 11.23%

  6.500% due 11/15/26                              3,235,000          3,101,559
  8.500% due 02/15/20                             23,024,000         27,269,073
  12.000% due 08/15/13                               840,000          1,183,088
                                                                    ------------
Total U.S.Treasury Bonds
    (Cost $30,849,371)                                               31,553,720
                                                                    ------------

U.S.TREASURY NOTES - 6.00%

  5.625% due 11/30/98                                650,000            647,157
  5.875% due 11/15/05                              3,785,000          3,622,957
  6.000% due 08/15/99                              7,225,000          7,209,199
  6.375% due 09/30/01                                320,000            320,200
  6.875% due 07/31/99                              2,910,000          2,953,653
  6.875% due 05/15/06                                365,000            372,642
  7.250% due 08/15/04                                950,000            990,672
  7.875% due 11/15/04                                700,000            755,344
                                                                    ------------
Total U.S. Treasury Notes
  (Cost $16,792,668)                                                 16,871,824
                                                                    ------------
FOREIGN BOND - 0.63%

China - 0.09%

Guangdong International
  8.750% due 10/24/16 -                              250,000            260,986
                                                                    ------------
                                                                        260,986
                                                                    ------------
France - 0.20%

Legrand
  8.500% due 02/15/25                                500,000            551,430
                                                                    ------------
                                                                        551,430
                                                                    ------------
Indonesia - 0.04%

Sampoerna International
  8.375% due 06/15/06 -                              100,000            102,463
                                                                    ------------
                                                                        102,463
                                                                    ------------
Thailand - 0.30%

Bangkok Bank Pub Co
  8.375% due 01/15/27 -                              860,000            846,025
                                                                    ------------
                                                                        846,025
                                                                    ------------
Total Foreign Bonds
  (Cost $1,720,322)                                                   1,760,904
                                                                    ------------


See Notes to Financial Statements            See explanation of symbols on A-58

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                              Principal          Market
                                               Amount             Value
                                               ------             -----
FOREIGN GOVERNMENT - 0.65%

Canadian Government
    9.000% due 06/01/25                    $  2,000,000       $  1,822,991
                                                             --------------

Total Foreign Government
    (Cost $1,802,365)                                            1,822,991
                                                             --------------

Total Investments in Securities
    at Market Value (Cost $244,954,208)                        266,817,156
                                                             --------------

                                                                  Value
                                                                  -----
SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 5.06%

State Street Bank and Trust
    4.250% due 07/01/97
    (Dated 06/39/97),Repurchase price
    of $14,229,948; collateralized by U.S.
    Treasury Notes - market value
    $14,097,081 and due 02/15/20)            14,228,268        14,228,268
                                                             --------------

Total Securities Held Under Repurchase
    Agreement                                                  14,228,268
                                                             --------------

Total Short Term Investments
    at Amortized Cost                                          14,228,268
                                                             --------------

TOTAL MULTI-STRATEGY PORTFOLIO
    (COST $259,182,476)                                      $281,045,424
                                                             --------------

Notes to Schedule of Investments
--------------------------------

(a) Forward foreign currency contracts outstanding at June 30, 1997, are summarized as follows:

                                           Principal
              Contracts                     Amount
              To Buy or   Expiration      Covered By        Unrealized
     Type      To Sell       Month         Contract        Appreciation
   -----------------------------------------------------------------------
      C$        Sell        9/97         $1,828,521              $9,678
                                                          ----------------

              Principal amount denoted in the indicated currency;
                C$ - Canadian Dollar

(b) At June 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost of investments for federal income tax purposes was as follows:

Tax cost basis                                               $259,182,476
                                                            ===============

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost           $24,176,210

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value            (2,313,262)
                                                            ---------------

   Net unrealized appreciation                                $21,862,948
                                                            ===============

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Portfolio of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Market
                                                        Shares           Value
                                                        ------           -----
COMMON STOCKS - 89.06%

Capital Goods - 2.85%

Case Corp                                                60,000      $ 4,132,500
Tyco International Laboratories                          20,000        1,391,250
U.S. Filter Corp *                                      100,000        2,725,000
                                                                    ------------
                                                                       8,248,750
                                                                    ------------

Consumer Discretionary - 25.92%

Avon Products Inc                                       125,000        8,820,305
Boston Chicken Inc *                                    100,000        1,400,000
Callaway Golf Co                                        220,000        7,810,000
CVS Corp                                                 65,000        3,331,250
Federal Express Corp *                                   85,000        4,908,750
General Electric                                        120,000        7,845,000
Gucci Group                                             160,000       10,300,000
Home Depot Inc                                           45,000        3,102,188
Mattel Inc                                              100,000        3,387,500
Motorola                                                 30,000        2,280,000
Polo Ralph Lauren Corp *                                100,000        2,737,500
Sears Roebuck                                            25,000        1,343,750
Tiffany & Co                                            180,000        8,313,750
Time Warner Inc                                          30,000        1,447,500
Walt Disney Productions                                 100,000        8,025,000
                                                                    ------------
                                                                      75,052,493
                                                                    ------------
Consumer Staples - 7.40%

Coca-Cola                                                80,000        5,400,000
Colgate Palmolive                                        50,000        3,262,500
Starbucks Corp *                                        280,000       10,902,500
Fortune Brands Inc                                       50,000        1,865,625
                                                                    ------------
                                                                      21,430,625
                                                                    ------------
Energy - 1.18%

Santa Fe International Corp *                           100,000        3,400,000
                                                                    ------------
                                                                       3,400,000
                                                                    ------------
Financial & Business Services - 17.88%

American International Group Inc                         50,000        7,468,750
Associates First Capital Corp                            50,000        2,775,000
Bank of Boston                                           50,000        3,618,750
Chase Manhattan Corp                                    105,000       10,191,563
Citicorp                                                100,000       12,056,250
DLJ Securities                                           50,000        2,987,500
First Data Corp                                          50,000        2,196,875
Hartford Life Inc *                                     125,000        4,687,500
HFS Inc *                                               100,000        5,800,000
                                                                    ------------
                                                                      51,782,188
                                                                    ------------

Health Care - 6.78%

Merck & Co Inc                                           60,000        6,210,000
Rite Aid Corp                                            50,000        2,493,750
Lilly (Eli) & Co                                        100,000       10,931,250
                                                                    ------------
                                                                      19,635,000
                                                                    ------------
Technology - 24.82%

Adaptec Inc *                                            80,000        2,780,000
Advanced Micro Devices *                                 60,000        2,160,000
Altera Corp *                                            60,000        3,030,000
BMC Software Inc *                                      100,000        5,537,500
CISCO Systems Inc *                                      80,000        5,370,000
Compaq Computer Corp *                                   15,000        1,488,750
Dell Computer Corp *                                     65,000        7,633,438
Gateway 2000 *                                           80,000        2,595,000
Hewlett Packard Co                                       60,000        3,360,000
Lucent Technologies Inc                                 150,000       10,809,362
McAfee Associates Inc *                                  75,000        4,734,375
Micron Technology                                        40,000        1,597,500
Microsoft Corp *                                         80,000       10,110,000
Nokia Corp ADR                                           60,000        4,425,000
Oracle Systems Corp *                                    50,000        2,518,750
Sun Microsystems *                                      100,000        3,721,874
                                                                    ------------
                                                                      71,871,549
                                                                    ------------

Transportation - 0.87%

Hertz Corp 'A' *                                         70,000        2,520,000
                                                                    ------------
                                                                       2,520,000
                                                                    ------------
Utilities - 1.36%

Ericsson (LM) Tel 'B' ADS                               100,000        3,937,500
                                                                    ------------
                                                                       3,937,500
                                                                    ------------

Total Common Stocks (Cost $202,931,935)                              257,878,105
                                                                    ------------

Total Investments in Securities
    at Market Value (Cost $202,931,935)                              257,878,105
                                                                    ------------

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                  Principal
                                                     Amount        Value
                                                     ------        -----
SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 10.94%

Citibank N.A
    6.000% due 07/01/97
    (Dated 06/30/97, repurchase price
    of $31,695,282; collateralized by U.S.
    Treasury Notes - market value
    $32,049,738 and due 05/15/00)              $ 31,690,000    $ 31,690,000

Total Securities Held Under Repurchase
    Agreement                                                    31,690,000
                                                               ------------

Total Short-Term Investments
    at Amortized Cost                                            31,690,000
                                                               ------------


TOTAL EQUITY PORTFOLIO
    (COST $234,621,935)                                        $289,568,105
                                                               ============

Notes to Schedule of Investments
--------------------------------

(a) At June 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost of investments for federal income tax purposes was as follows:

Tax cost basis                                                 $234,621,935
                                                               ============

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost             $57,542,471

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value              (2,596,301)
                                                               -------------

Net unrealized appreciation                                     $54,946,170
                                                               =============


See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
BOND AND INCOME PORTFOLIO
Portfolio of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                    Principal          Market
                                                     Amount            Value
                                                     ------            -----
CORPORATE BONDS & NOTES - 76.57%

Capital Goods - 11.27%

Boeing
    6.875% due 10/15/43                             $2,000,000       $ 1,867,500
James River Corp
    7.750% due 11/15/23                              1,000,000           958,295
Lockheed Martin
    7.750% due 05/01/26                              1,500,000         1,537,500
Loral
    7.000% due 09/15/23                              2,090,000         1,960,368
Northrop Grumman Corp
    7.750% due 03/01/16                              2,000,000         1,985,000
Toro Co
    7.800% due 06/15/27                              2,000,000         2,005,000
                                                                     -----------
                                                                      10,313,663
                                                                     -----------
Consumer Discretionary - 12.87%

CBS Inc
    7.125% due 11/01/23                              2,000,000         1,725,000
Dayton Hudson Co
    9.700% due 06/15/21                                500,000           601,875
Fruit of the Loom
    7.375% due 11/15/23                              2,000,000         1,817,500
ITT Destinations Corp
    7.750% due 11/15/25                              1,000,000           919,935
News America Holdings
    7.750% due 12/01/45                              2,100,000         1,974,000
Time Warner Entertainment
    8.375% due 07/15/33                              2,000,000         2,037,500
Times Mirror Co
    7.250% due 11/15/96                              1,000,000           963,340
Walt Disney Productions
    7.550% due 07/15/93                              1,750,000         1,739,063
                                                                     -----------
                                                                      11,778,213
                                                                     -----------
Consumer Staples - 7.82%

Anheuser Busch
    7.000% due 12/01/25                              2,000,000         1,865,000
Coca-Cola Enterprise
    6.750% due 09/15/23                              1,500,000         1,372,500
Ralston Purina
    7.875% due 06/15/25                              1,500,000         1,535,625
    8.625% due 02/15/22                                500,000           552,500
Seagram Co Limited
    6.875% due 09/01/23                              2,000,000         1,825,000
                                                                     -----------
                                                                       7,150,625
                                                                     -----------
Energy - 2.28%

Apache Corp
    7.625% due 11/01/96                              1,000,000           980,000
Hydro Quebec
    8.625% due 06/15/29                              1,000,000         1,106,705
                                                                     -----------
                                                                       2,086,705
                                                                     -----------
Financial & Business Services - 12.53%

American General
    7.500% due 07/15/25                              1,500,000         1,486,875
Bank One Corp
    8.000% due 04/29/27                              3,000,000         3,097,500
GMAC
    7.400% due 09/01/25                              2,000,000         1,952,500
International Bank
    0.000% due 07/15/29 *                           17,140,000         1,585,450
NationsBank
    7.250% due 10/15/25                              3,500,000         3,342,500
                                                                     -----------
                                                                      11,464,825
                                                                     -----------
Health Care - 9.09%

Amgen Inc
    8.125% due 04/01/97                              1,500,000         1,546,875
Columbia/HCA Healthcare
    7.500% due 11/15/95                              3,500,000         3,408,125
Merck & Co Inc
    6.300% due 01/01/26                              1,000,000           891,250
Rite Aid Corp
    7.700% due 02/15/27                              2,500,000         2,475,000
                                                                     -----------
                                                                       8,321,250
                                                                     -----------
Materials & Processing - 5.85%

ASARCO Inc
    8.500% due 05/01/25                              1,000,000         1,055,000
Dow Chemical
    7.375% due 03/01/23                              1,500,000         1,468,125
Georgia-Pacific
    7.375% due 12/01/25                              1,500,000         1,391,250
Lyondell Petrochemical
    7.550% due 02/15/26                              1,500,000         1,434,373
                                                                     -----------
                                                                       5,348,748
                                                                     -----------
Technology - 3.04%

Harris Corp
    7.000% due 01/15/26                              1,000,000           913,750
IBM Corp
    7.000% due 10/30/45                              2,000,000         1,865,000
                                                                     -----------
                                                                       2,778,750
                                                                     -----------
Transportation - 11.82%

AMR Corp
    9.000% due 09/15/16                              4,500,000         5,006,250
Chrysler Corp
    7.450% due 02/01/97                              2,000,000         1,953,280
Ford Motor Co
    7.700% due 05/15/97                              2,000,000         2,005,000
Johnson Controls
    6.950% due 12/01/45                              2,000,000         1,847,500
                                                                     -----------
                                                                      10,812,030
                                                                     -----------
Total Corporate Bonds & Notes
    (Cost $69,764,267)                                                70,054,809
                                                                     -----------

See Notes to Financial Statements            See explanation of symbols on A-58
                                     A-44

PACIFIC SELECT FUND
BOND AND INCOME PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------


                                                      Principal          Market
                                                         Amount           Value
                                                         ------           -----

U.S. TREASURY BONDS - 14.65%

    6.000% due 02/15/26                              $10,000,000     $ 8,951,563
    6.875% due 08/15/25                                3,000,000       3,011,719
    7.125% due 02/15/23                                1,400,000       1,442,219
                                                                    -------------

Total U.S. Treasury Bonds
    (Cost $13,994,623)                                                13,405,501
                                                                    -------------

U.S. TREASURY STRIPPED - 1.69%

Strip Principal
    0.000% due 02/15/25 *                             10,000,000       1,543,600
                                                                    -------------

Total U.S. Treasury Stripped
    (Cost $1,607,918)                                                  1,543,600
                                                                    -------------

FOREIGN GOVERNMENT - 3.44%

British Colombia
    7.250% due 09/01/36                                1,000,000         996,250
Province of Newfoundland
    7.320% due 10/13/23                                1,000,000         969,825
Province of Saskatchewan
    9.125% due 02/15/21                                1,000,000       1,189,625
                                                                    -------------

Total Foreign Government
    (Cost $3,047,888)                                                  3,155,700
                                                                    -------------

Total Investment in Securities
    at Market Value (Cost $88,414,696)                                88,159,610
                                                                    -------------

                                                                          Value
                                                                          -----
SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 3.65%

Citibank N.A.
    6.000% due 07/01/97
    (Dated 06/30/97, repurchase price
    of $3,336,556; collateralized by U.S.
    Treasury Notes - market value
    $3,275,280 and due 11/30/99)                       3,336,000       3,336,000
                                                                    -------------

Total Securities Held Under Repurchase
    Agreement                                                          3,336,000
                                                                    -------------

Total Short-Term Investments
    at Amortized Cost                                                  3,336,000
                                                                    =============

TOTAL BOND AND INCOME PORTFOLIO
    (COST $91,750,696)                                               $91,495,610
                                                                    =============



Notes to Schedule of Investments
--------------------------------

(a) At June 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost of investments for federal income tax purposes was as follows:


Tax cost basis                                                       $91,974,343
                                                                    =============

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                   $1,813,880


Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                   (2,292,613)
                                                                    -------------

Net unrealized depreciation                                          $  (478,733)
                                                                    =============

See Notes to Financial Statements                See explanation of symbols A-58

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Portfolio of Investments
June 30, 1997 (Unaudited)
------------------------------------------------------------------------

                                                          Market
                                             Shares       Value
                                             ------       -----
COMMON STOCKS - 95.67

Capital Goods - 4.97%

Aeroquip-Vickers Inc                          1,400   $   66,150
Allegheny Teledyne Inc                       16,605      448,335
AlliedSignal Inc                             26,200    2,200,800
AMP Inc                                      21,200      885,100
Armstrong World Industries                    4,200      308,175
ASARCO Inc                                    3,800      116,375
Ball Corp                                     1,300       39,081
Black & Decker Corp                           8,400      312,375
Boeing                                       63,700    3,380,080
Briggs & Stratton Co                          3,000      150,000
Browning Ferris                              20,600      684,950
Case Corp                                     7,500      516,563
Caterpillar Inc                              17,000    1,825,374
Cooper Industries Inc                        11,900      592,025
Cummins Engine Inc                            4,000      282,250
Deere &Co                                    23,200    1,273,100
Emerson Electric Co                          41,200    2,268,575
Foster Wheeler Corp                           3,500      141,750
General Dynamics Corp                         6,020      451,500
General Signal Corp                           5,200      226,850
Giddings & Lewis Inc                          3,900       81,413
Grainger (W.W.) Inc                           3,400      265,838
Ikon Office Solutions Inc                    12,500      311,719
Illinois Tool Works                          21,200    1,058,675
Ingersoll Rand Co                            10,300      636,025
James River Corp                              8,500      314,500
Lockheed Martin Corp                         17,671    1,830,052
Masco Corp                                   15,800      659,650
McDonnell Douglas                            19,100    1,308,350
National Semiconductor *                     13,600      416,500
Navistar International Corp *                 2,760       47,610
Northrop Grumman Corp                         5,500      482,969
Parker Hannifin Corp                          7,050      427,847
Texas Instruments Inc                        16,400    1,378,624
Textron Inc                                  14,000      929,250
Thomas & Betts Corp                           5,500      289,094
TRW Inc                                       9,900      562,444
Tyco Laboratories                            15,700    1,092,131
United Technologies                          22,100    1,834,300
Westinghouse Electric                        58,200    1,345,874
                                                      ----------
                                                      31,442,273
                                                      ----------
Consumer Discretionary - 19.77%

Alcan Aluminum limited                       18,900      655,594
Alltel Corp                                  14,100      471,469
American General Corp                        23,365    1,115,678
American Greetings 'A'                        7,660      284,378
American Home Products                       57,600    4,406,400
American Stores Co                           13,300      656,687
Autozone Inc *                               15,300      360,506
Avery Dennison Corp                           9,000      361,125
Avon Products Inc                            12,400      874,975
Bausch & Lomb Inc                             4,600      216,775
Bristol Myers Squibb                         89,300    7,233,300
Charming Shoppes Inc                          1,200        6,680
Circuit City Store                            8,400      298,725
Coastal Corp                                  9,600      510,600
Comcast 'A'                                  26,735      571,461
ConAgra                                      20,650    1,324,180
Corning Inc                                  20,400    1,134,750
Costco Cos *                                 19,922      654,936
Crane Co                                      2,500      104,530
CVS Corp                                     15,900      814,875
Darden Restaurants                            7,400       67,063
Dayton Hudson Corp                           19,600    1,042,474
Deluxe Corp                                   6,400      218,400
Dillard Department Stores                    10,500      363,563
Donnelley (R.R.) & Sons                      11,600      424,850
DSC Communications *                         10,820      240,745
Eastern Enterprises                             100        3,469
Eastman Kodak                                29,600    2,271,800
Ecolab Inc                                    3,870      184,793
E G & G Inc                                   1,700       38,250
Federal Express Corp *                       11,400      658,350
Federated Department Stores *                18,700      649,825
Fleetwood Enterprise                          1,800       53,663
Fleming Cos Inc                                 400        7,200
Fluor Corp Del                                8,200      452,538
Fruit of the Loom *                           7,100      220,100
Gap Inc                                      25,400      987,425
General Electric                            292,300   19,109,112
General Mills Inc                            14,500      944,313
Gillette Co                                  50,800    4,813,300
Great Atlantic & Pacific                      3,400       92,438
Guidant Corp                                  7,200      612,000
H & R Block                                   7,800      251,550
Harcourt General Inc                          3,842      182,975
Harland (John H.) Co                          1,000       22,813
Harrah's Entertainment Inc *                 10,350      188,888
Hasbro Inc                                   13,350      378,806
Hilton Hotels Corp                           23,000      610,938
Home Depot                                   42,800    2,950,524
International Flavors/Fragrances             11,200      565,600
Interpublic Group                             6,300      386,269
Jostens Inc                                   1,048       28,034
Kimberly Clark Corp                          51,652    2,569,686
King World Productions                        1,600       56,000
Kmart Corp                                   46,900      574,525
Knight-Ridder Inc                             9,400      461,188
Kroger Co *                                  23,800      690,200
Limited Inc                                  23,390      473,648
Liz Claiborne Inc                             6,260      291,873
Longs Drug Stores                             1,200       31,425
Marriott International Inc                   11,200      687,400
Mattel Inc                                   27,850      943,419
May Department Stores Co                     22,300    1,053,675
Maytag Corp                                   6,200      161,975
McDonalds Corp                               60,600    2,927,737
McGraw Hill Inc                               9,800      576,363
MCI Communications Corp                      63,180    2,418,608
Mercantile Stores                             2,300      144,756
Meredith Corp                                 1,600       46,400

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
------------------------------------------------------------------------


                                               Market
                                  Shares       Value
                                  ------       -----
Motorola                           52,800  $  4,012,800
National Services Industries        4,400       214,225
New York Times Co                   8,600       425,700
Newell Co                          14,900       590,413
Nike Inc                           17,200     1,004,050
Nordstrom Inc                       7,360       361,100
Nynex Corp                         41,000     2,362,624
Penny (J.C.) Inc                   23,300     1,215,969
PPG Industries Inc                 15,400       895,125
Procter & Gamble Co                60,300     8,517,374
Reebok International Limited        4,580       214,115
Rubbermaid Inc                     14,700       437,325
Russell Corp                        1,500        44,438
Sears Roebuck                      33,800     1,816,750
Service Corp International         19,700       647,638
Sigma Aldrich Corp                  9,500       333,094
Springs Industries Inc                700        36,925
Stride Rite Corp                    5,600        72,100
Supervalue Inc                      5,700       196,650
Sysco Corp                         16,700       609,550
Tandy Corp                          5,136       287,616
Tele-Communications 'A' *          56,060       833,893
Tellabs Inc *                      16,900       944,288
Time Warner Inc                    46,720     2,254,240
Times Mirror 'A'                    6,188       341,887
TJX Cos Inc                        13,400       353,425
Toys R Us *                        26,200       917,000
Tribune Co                         10,100       485,431
Tupperware Corp                     6,100       222,650
Unicom Corp                        22,000       489,500
VF Corp                             6,200       527,775
Viacom International Inc           26,538       796,140
Walgreen Co                        22,900     1,228,013
Wal-Mart Stores Inc               201,600     6,816,600
Walt Disney Productions            59,702     4,791,086
Warner Lambert Co                  24,900     3,093,825
Wendy's International Inc          13,700       355,344
Whirlpool Corp                      7,600       414,675
Winn Dixie Stores                  11,800       439,550
Woolworth Corp                     12,600       302,400
                                            -----------
                                            125,091,873
                                            -----------

Consumer Staples - 8.37%

Albertson's Inc                    23,700       865,050
Anheuser Busch                     43,300     1,815,893
Archer-Daniel Midland              50,242     1,180,686
Brown Forman Inc 'B'                2,361       115,246
Campbell Soup Co                   40,200     2,010,000
Coca-Cola                         223,500    15,086,250
Colgate Palmolive                  25,100     1,637,775
Coors Adolph                        3,590        95,584
CPC International Inc              11,900     1,098,519
Fortune Brands Inc                 17,000       634,313
Giant Foods Inc                     2,700        88,088
Heinz (H.J.) Co                    32,850     1,515,205
Hershey Foods Corp                 10,300       569,719
Kellogg Co                         19,000     1,626,875
PepsiCo                           135,800     5,100,987
Philip Morris Co Inc              217,200     9,638,250
Pioneer Hi-Bred Inc                 7,400       592,000
Polaroid Corp                       4,000       222,000
Quaker Oats Co                     13,600       610,300
Ralston Purina Group                9,400       772,563
Sara Lee Corp                      43,600     1,814,850
Seagrams limited                   34,500     1,388,624
Unilever N.V.                      14,700     3,204,600
UST Inc                            18,100       502,275
Whitman Corp                        7,500       189,844
Wrigley (W.M. Jr.) Co               8,900       596,300
                                             -----------
                                             52,971,796
                                            -----------
Energy - 11.51%

Amerada Hess Corp                   9,200       511,175
Amoco Corp                         44,700     3,886,105
Armco Inc                             500         1,938
Ashland Oil Inc                     6,000       278,250
Atlantic Richfield                 27,600     1,945,800
Baker Hughes Inc                   12,400       479,724
Carolina Power & Light             10,500       376,688
Central & South West               22,800       484,500
Chevron Corp                       58,600     4,332,737
Columbia Gas System Inc             5,900       384,975
Consolidated Natural Gas            9,700       521,981
CSX Corp                           20,200     1,121,100
Cyprus Minerals Co                  7,600       186,200
Dresser Industries Inc             16,800       625,800
Duke Power Co                      34,326     1,645,502
duPont (EI) deNemours             100,400     6,312,650
Echo Bay Mines Limited              8,100        46,575
Enron Corp                         24,000       979,500
Enserch Corp                        3,600        80,100
Exxon Corp                        221,700    13,634,550
FMC Corp *                          2,300       182,706
Halliburton                        11,700       927,225
Helmerich & Payne                   2,300       132,538
Homestake Mining Co                11,600       151,525
Inco limited                       15,700       471,981
Kerr McGee Corp                     4,300       272,513
Louisiana Land & Exploration        2,500       142,813
McDermott International Inc         5,100       148,856
Minnesota Mining & Mfg Co          37,100     3,784,200
Mobil Corp                         70,000     4,891,250
Newmont Mining Corp                15,422       601,458
Noram Energy Corp                  11,700       178,425
Occidental Petroleum Corp          31,700       794,481
Paccar Inc                          7,866       365,277
Pennzoil Co                         5,000       383,750
Peoples Energy Corp                 1,200        44,925
Phillips Petroleum Co              22,300       975,625
Praxair Inc                        13,800       772,800
Rowan Cos Inc *                     8,500       239,594
Royal Dutch Petroleum Guild       191,200    10,396,500
Santa Fe Energy Resources           6,000        88,125
Schlumberger Limited               21,700     2,712,500
Sonat Inc                           8,800       451,000

See Notes to Financial Statements            See explanation of symbols on A-58

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                    Shares             Value
Sun Company Inc                                        7,257       $   224,967
Tenneco Inc                                           15,900           718,481
Texaco Inc                                            24,500         2,664,374
Unocal Corp                                           23,500           912,094
USX-Marathon Group                                    24,200           698,775
Williams Cos                                          15,700           686,875
                                                                   ------------
                                                                    72,851,483
                                                                   ------------
Financial & Business Services - 15.32%

Aetna Life & Casualty Co                              12,739         1,304,215
Ahmanson (H.F.) & Co                                   9,700           417,100
Allstate Corp                                         39,089         2,853,497
American Express                                      41,600         3,099,200
American International Group Inc                      41,700         6,228,938
Aon Corp                                              13,650           706,388
Banc One Corp                                         48,340         2,341,469
BankAmerica Corp                                      62,184         4,014,754
Bank of Boston Corp                                   12,200           879,163
Bank of New York Co Inc                               36,000         1,566,000
Barnett Banks of Florida                              19,600         1,029,000
Beneficial Corp                                        5,200           369,525
Chase Manhattan Corp                                  37,640         3,653,433
Chubb Corp                                            16,300         1,090,063
CIGNA Corp                                             6,300         1,118,250
Cinergy Corp                                          11,513           400,796
Citicorp                                              40,800         4,918,950
Cognizant Corp                                        15,400           623,700
Comerica Inc                                           9,800           666,400
Conseco Inc                                           16,000           592,000
Corestates Financial                                  19,940         1,071,774
Countrywide Credit Industries Inc                     11,000           343,063
Dow Jones & Co Inc                                     7,800           313,463
Dun & Bradstreet                                      14,900           391,125
Equifax Inc                                           15,100           561,531
FHLMC                                                 62,900         2,162,187
FNMA                                                  93,700         4,087,662
Fifth Third Bancorp                                    9,700           796,006
First Bank Systems                                    12,900         1,101,338
First Chicago NBD Corp                                28,887         1,747,663
First Data Corp                                       38,900         1,709,168
First Union Corp                                      25,955         2,400,838
Fleet Financial Group Inc                             23,765         1,503,136
Gannett Inc                                           13,500         1,333,125
Golden West Financial Corp                             3,700           259,000
Great Western Financial                               13,600           731,000
Green Tree Financial Corp                             13,000           463,125
Hartford Financial Services Group                     11,200           926,800
HFS Inc *                                             14,800           858,400
Household International Inc                            9,100         1,068,681
ITT Corp *                                            10,800           659,475
ITT Industries Inc                                     7,900           203,425
Jefferson Pilot Corp                                   5,500           384,313
Keycorp                                               20,200         1,128,675
Laidlaw Inc 'B'                                       19,700           272,106
Lincoln National Corp                                 10,200           656,625
Marsh & McLennan                                      16,000         1,142,000
MBIA Inc                                               4,100           462,531
MBNA Corp                                             31,150         1,140,869
Mellon Bank Corp                                      24,300         1,096,538
Merrill Lynch Co                                      28,900         1,723,163
MGIC Investment Corp                                  10,400           498,550
Morgan (J.P.) and Co Inc                              16,400         1,711,750
Morgan Stanley                                        51,774         2,229,518
National City Corp                                    21,100         1,107,750
NationsBank Corp                                      63,576         4,100,652
Norwest Corp                                          32,500         1,828,125
PNC Bank Corp                                         29,900         1,244,588
Providian Corp *                                       9,400           301,975
Pulte Corp                                               700            24,194
Republic New York Corp                                 5,100           548,250
Safeco Corp                                           12,740           594,799
Salomon Inc                                           10,100           561,813
Schwab (Charles) Corp                                 16,500           671,344
St. Paul Cos Inc                                       8,160           622,200
Suntrust Banks Inc                                    19,800         1,090,238
Torchmark Corp                                         6,450           459,563
Transamerica Corp                                      5,170           483,718
Travelers Inc                                         56,794         3,581,572
UNUM Corp                                             11,800           495,600
U.S. Bancorp                                          14,240           913,140
USF & G Corp                                           7,200           172,800
Wachovia Corp                                         15,100           880,519
Wells Fargo & Co                                       8,300         2,236,850
                                                                   ------------
                                                                    96,931,154
                                                                   ------------
Health Care - 8.64%

Abbott Laboratories                                   68,500         4,572,375
Allergan Inc                                           5,200           165,425
Alza Corp *                                            7,300           211,700
Amgen Inc                                             24,600         1,429,875
Bard (C.R.) Inc                                        6,000           217,875
Baxter International Inc                              24,400         1,274,900
Becton Dickinson                                      11,200           567,000
Beverly Enterprises *                                  4,500            73,125
Biomet Inc                                            10,540           196,308
Boston Scientific Corp *                              17,700         1,087,444
Cardinal Health Inc                                   10,100           578,225
Columbia/HCA Healthcare                               58,484         2,299,152
Healthsouth Corp *                                    29,900           745,631
Humana Inc                                            16,200           374,625
Johnson & Johnson                                    119,900         7,718,563
Lilly (Eli) & Co                                      50,200         5,487,488
Mallinckrodt Group Inc                                 7,300           277,400
Manor Care Inc                                         3,750           122,344
Medtronic Inc                                         22,000         1,782,000
Merck & Co Inc                                       107,800        11,157,300
Pfizer Inc                                            57,500         6,871,250
Pharmicia & Upjohn Inc                                46,935         1,630,991
Rite Aid Corp                                          9,900           493,763
Schering-Plough                                       67,000         3,207,625
St. Jude Medical                                       7,320           285,480
Tenet Healthcare Corp *                               27,100           801,144
United Healthcare Corp                                16,100           837,200
U.S. Surgical Corp                                     5,600           208,600
                                                                   ------------
                                                                    54,674,808
                                                                   ------------

  See Notes to Financial Statement          See explanation of symbols on A-58

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Market
                                                    Shares           Value
                                                    ------           -----
Material & Processing - 4.25%

Aluminum Company of America                         16,400      $  1,236,150
Applied Materials *                                 15,900         1,125,919
Barrick Gold Corp                                   35,300           776,600
Battle Mountain Gold 'A'                            11,400            64,838
Bemis Inc                                            3,100           134,075
Bethlehem Steel Corp                                10,500           109,594
Boise Cascade Corp                                   3,800           134,188
Burlington Northern Santa Fe                        14,570         1,309,479
Burlington Resources Inc                            11,500           507,438
Clorox Co                                            4,500           594,000
Crown Cork & Seal                                   12,700           678,656
Dover Corp                                          10,700           658,050
Dow Chemical                                        21,800         1,899,325
Eastman Chemical Co                                  7,925           503,238
Engelhard Corp                                      10,412           218,001
Freeport McMoran Copper 'B'                          8,600           267,675
Grace (W. R.) & Co                                   6,900           380,363
Great Lakes Chemical                                 5,500           288,063
Harnischfeger Industries Inc                         5,500           228,250
Hercules Inc                                         9,500           454,813
Inland Steel Industries Inc                          3,100            80,988
International Paper                                 28,323         1,375,436
Johnson Controls Inc                                 7,800           320,288
Loew's Corp                                         10,400         1,041,300
Louisiana Pacific Corp                               7,000           147,875
Lowe's Co                                           16,900           627,413
Mead Corp                                            5,500           342,407
Monsanto Co                                         52,400         2,256,475
Moore Limited                                        8,200           161,438
Morton International                                13,700           413,569
Nalco Chemical Co                                    4,100           158,363
Nucor Corp                                           8,500           480,250
Owens Corning Fiberglass                             3,300           142,313
Pall Corp                                           12,766           296,810
Phelps Dodge Corp                                    5,900           502,605
Placer Dome Inc                                     23,600           386,450
Potlatch Corp                                          600            27,150
Reynolds Metals Co                                   7,200           513,000
Rohm & Haas Co                                       5,900           531,369
Safety Kleen Corp                                    1,600            27,000
Sherwin Williams Co                                 14,900           460,038
Stanley Works                                        7,100           284,000
Stone Container Corp                                 6,412            91,772
Temple Inland Inc                                    5,100           275,400
Timken Co                                            6,800           241,825
Union Camp Corp                                      6,100           305,000
Union Carbide Corp                                  12,000           564,750
USX-US Steel Group                                   8,860           310,654
Waste Management Inc                                41,800         1,342,825
Westvaco Corp                                        6,900           216,918
Weyerhaeuser Co                                     19,000           988,000
Willamette Industries                                3,900           273,000
Worthington Industries Inc                           6,255           114,545
                                                               -------------
                                                                  26,869,941
                                                               -------------
Technology - 12.60%

Adobe Systems Inc                                   12,800           448,800
Advanced Micro Devices *                            12,000           432,000
Amdahl Corp                                          6,200            54,250
Apple Computer                                      11,750           167,438
Autodesk Inc                                         5,060           193,861
Automatic Data Processing                           24,400         1,146,800
Bay Networks Inc *                                  16,200           430,313
Cabletron Systems *                                 15,000           424,688
Ceridian Corp *                                      5,600           236,600
Cincinnati Milacron                                  1,100            28,531
CISCO Systems Inc *                                 59,500         3,993,938
Compaq Computer Corp *                              24,300         2,411,775
Computer Association International                  31,800         1,770,863
Computer Sciences *                                  7,600           548,150
CUC International Inc *                             38,625           997,008
Data General Corp *                                  4,800           124,800
Dell Computer Corp *                                14,900         1,749,818
Digital Equipment Corp *                            13,400           474,863
Eaton Corp                                           7,400           646,114
EMC Corp *                                          22,500           877,500
Frontier Corp                                       12,900           257,194
General Instruments Corp *                          11,500           287,500
Harris Corp                                          4,200           352,800
Hewlett Packard Co                                  92,700         5,191,200
Honeywell Inc                                       11,200           849,800
IBM Corp                                            89,200         8,044,723
Intel Corp                                          73,140        10,372,164
Intergraph Corp *                                      370             3,145
LSI Logic *                                         11,200           358,400
Lucent Technologies Inc                             56,714         4,086,952
Micron Technology                                   18,500           738,844
Microsoft Corp *                                   107,300        13,560,036
Millipore Corp                                       4,752           209,088
Northern Telecom Limited                            23,600         2,147,600
Novell Inc *                                        32,900           228,244
Oracle Systems Corp *                               58,290         2,936,358
Parametric Technology Corp *                        11,900           506,494
Perkin Elmer Corp                                    4,000           318,250
Pitney Bowes Inc                                    13,000           903,500
Raychem Corporation                                  4,300           319,813
Raytheon Co                                         20,900         1,065,900
Rockwell International Corp                         19,800         1,168,200
Scientific Atlanta                                   6,100           133,437
Seagate Technology *                                21,600           760,050
Shared Medical Systems Corp                          3,000           162,000
Silicon Graphics *                                  16,044           240,660
Sun Microsystems *                                  33,600         1,250,550
Tandem Computers Inc *                              12,100           245,025
Tektronix                                            2,100           126,000
Thermo Electron Corp *                              14,500           493,000
Unisys Corp *                                       12,800            97,600
U.S. West Media Group *                             55,400         1,121,850
Western Atlas Inc *                                  5,100           373,575
Xerox Corp                                          29,900         2,358,362
3 Com Corp *                                        28,900         1,300,500
                                                               -------------
                                                                  79,726,924
                                                               -------------


See Notes to Financial Statements         See explanation of symbols on A-58

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                   Market
                                                    Shares          Value
                                                    ------          -----
Transportation - 3.33%

Air Products & Chemicals                             10,300    $   836,875
AMR Corp Del *                                        7,100        656,750
Brunswick Corp                                        7,400        231,250
Caliber Systems Inc                                   3,180        118,455
Champion International Corp                           9,400        519,350
Chrysler Corp                                        63,544      2,085,038
Cooper Tire & Rubber Corp                             5,000        110,000
Dana Corp                                             7,600        288,800
Delta Air Lines                                       6,800        557,600
Echlin Inc                                            4,600        165,600
Ford Motor Co                                       104,600      3,948,650
General Motors Corp                                  64,300      3,580,706
General Re Corp                                       7,200      1,310,400
Genuine Parts Co                                     15,675        530,991
Georgia-Pacific Corp                                  8,900        759,838
Goodrich (B.F.) Co                                    5,700        246,881
Goodyear Tire & Rubber                               13,900        880,044
Norfolk Southern                                     10,800      1,088,100
Pep Boys                                              5,300        180,531
Ryder System Inc                                      6,500        214,500
Snap On Inc                                           3,550        139,781
Southwest Airlines                                   11,800        305,325
Union Pacific Corp                                   21,800      1,536,900
Union Pacific Resources                              23,526        585,209
U.S. Airways Group Inc *                              6,100        213,500
                                                              -------------
                                                                21,091,074
                                                              -------------

Utilities - 6.91%

Airtouch Communications Inc *                        47,300      1,294,837
Ameritech Corp                                       48,000      3,261,000
American Electric Power Inc                          14,500        609,000
Andrew Corp *                                         8,425        236,953
AT&T Corp                                           143,900      5,045,493
Baltimore Gas & Electric                              9,450        252,197
Bell Atlantic Corp                                   40,500      3,072,938
Bell South Corp                                      87,600      4,062,450
Centex Corp                                           1,100         44,688
Consolidated Edison Co                               23,700        697,669
Dominion Resources Inc                               14,350        525,569
DTE Energy Company                                   13,900        383,988
Edison International                                 39,000        970,125
Entergy Corp                                         23,200        635,100
FPL Group Inc                                        15,300        704,756
GPU Inc                                              11,800        423,325
GTE Corp                                             84,500      3,707,436
Houston Industry Inc                                 24,500        525,219
Niagara Mohawk Power                                 10,800         92,475
NICOR Inc                                             1,800         64,575
Northern States Power Co                              4,600        238,050
Ohio Edison Co                                       12,600        274,838
Oryx Energy Co                                        8,600        181,675
Pacific Enterprises                                   8,100        272,363
Pacific Gas & Electric                               40,300        977,275
Pacificorp                                           21,300        468,600
Peco Energy Co                                       24,200        508,200
PP&L Resources                                        9,300        185,419
Public Services Enterprises                          24,300        607,500
SBC Communications                                   80,574      4,985,514
Southern Co                                          62,400      1,365,000
Sprint Corp                                          32,300      1,699,787
Texas Utilities Co                                   21,400        736,963
Union Electric Co                                     6,500        244,969
U.S. West Communications                             45,600      1,718,550
Worldcom Corp *                                      81,700      2,614,400
                                                              -------------
                                                                43,688,896
                                                              -------------

Total Common Stocks
    (Cost $472,126,083)                                        605,340,222
                                                              -------------

Total Investments in Securities
    at Market value (Cost $472,126,083)                        605,340,222
                                                              -------------


                                                  Principal
                                                   Amount         Value
                                                   ------         -----
U.S. TREASURY BILLS - 0.12%

    4.96% due 07/17/97 **                        $  775,000        773,295
                                                              -------------

Total U.S. Treasury Bills                                          773,295
                                                              -------------




SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 4.21%

State Street Bank and Trust
     4.250% due 07/01/97
    (Dated 06/30/97, repurchase price
    of $26,630,143; collateralized by U.S.
    Treasury Notes - market value
    $27,162,449 and due 05/31/98)                26,627,000     26,627,000
                                                              -------------

Total Securities Held Under Repurchase
    Agreement                                                   26,627,000
                                                              -------------

Total Short-Term Investments
    at Amortized Cost                                           27,400,295
                                                              -------------

TOTAL EQUITY INDEX PORTFOLIO
    (COST $499,526,378)                                       $632,740,517
                                                              -------------

See Notes Financial Statements                See explanation of symbols on A-58

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------


Notes to Schedule of Investments
--------------------------------

(a) Securities with an approximate aggregate market value of $773,295 have been segregated with the custodian to cover margin requirements for the following open stock index futures contracts at June 30, 1997:


                                         Number of        Unrealized
                Type                     Contracts       Depreciation
-------------------------------------  ---------------------------------
S&P 500 (9/97)                               33               $(148,764)
                                                        ----------------

(b) At June 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost of investments for federal income tax purposes was as follows:

Tax cost basis                                             $499,526,378
                                                          ---------------

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost        $137,184,269

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value          (3,970,130)
                                                         ----------------

Net unrealized appreciation                                $133,214,139
                                                         ----------------


See Notes to Financial Statements      See explanation of symbols on A-58

PACIFIC SELECT FUND
INTERNATIONAL PORTFOLIO
Portfolio of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Market
                                                    Shares          Value
                                                    ------          -----
PREFERRED STOCKS -1.57%

Australia - 1.00%

News Corporation Ltd                              1,618,707     $  6,377,374
                                                               --------------
                                                                   6,377,374
                                                               --------------
Germany - 0.57%

Hornbach Holdings AG                                 43,300        3,614,233
                                                               --------------
                                                                   3,614,233
                                                               --------------

Total Preferred Stocks (Cost $10,801,676)                          9,991,607
                                                               --------------

COMMON STOCKS - 97.61%

Australia - 2.33%

Broken Hill Proprietary                               5,000           73,524
Gio Australian Holdings Ltd                       1,913,879        5,922,451
National Australian Bank Ltd                        430,000        6,156,572
Qantas Airways Ltd ADR -                            116,900        2,714,815
WMC Ltd                                               2,900           18,276
                                                               --------------
                                                                  14,885,638
                                                               --------------

Austria - 0.51%


Bohler Uddeholm                                      42,100        3,264,737
                                                               --------------
                                                                   3,264,737
                                                               --------------
Belgium - 0.51%

Gib Holding Ltd                                      68,000        3,252,141
                                                               --------------
                                                                   3,252,141
                                                               --------------
Bermuda - 1.15%

ACE Ltd                                              45,000        3,324,375
Partnerre Ltd                                       106,000        4,041,250
                                                               --------------
                                                                   7,365,625
                                                               --------------
Brazil - 3.56%



Banco Bradesco SA                               625,810,000        6,307,515
Cia Vale Do Rio Doce ADR                             47,400        1,056,707
Lojas Americanas SA                             269,947,548        3,661,156
Lojas Americanas SA ADR *                             2,100           32,130
Telebras ADR                                         76,600       11,624,050
                                                               --------------
                                                                  22,681,558
                                                               --------------
China 0.03%

Shandong Huaneng Power ADR                           17,300          185,975
                                                               --------------
                                                                     185,975
                                                               --------------
Denmark - 1.95%

BG Bank                                              67,800        3,749,356
Unidanmark AS                                       154,900        8,706,050
                                                               --------------
                                                                  12,455,406
                                                               --------------
Egypt - 1.39%

Commercial International Bank Ltd -                 309,000        6,442,650
Suez Cement Co * -                                  121,000        2,444,200
                                                               --------------
                                                                   8,886,850
                                                               --------------
Finland - 2.60%

Amer Group Ltd                                       88,900      $ 1,601,817
Huhtamaki I                                          39,800        1,714,195
Kone Oy 'B'                                          12,180        1,455,254
Merita Ltd 'A'                                    1,977,700        6,593,350
Rautaruukki Oy                                      342,000        3,591,883
Valmet Oy Corp                                       93,900        1,624,956
                                                               --------------
                                                                  16,581,455
                                                               --------------
France - 6.16%

Alcatel Alsthom                                      39,455        4,942,199
Banque National De Paris                            107,076        4,413,739
Beghin Say                                           21,400        3,205,065
Bongrain                                                300          117,382
Cie De St Gobain                                     33,200        4,842,385
Elf Aquitaine                                        58,800        6,344,640
Group Danone                                         20,600        3,404,292
LaFarge Coppee                                       49,800        3,097,827
Legris Industries                                    37,100        1,749,017
SGS-Thomson Microelecton *                           21,500        1,697,840
Total SA                                             50,680        5,123,461
Usinor Sacilor                                       19,100          344,572
                                                               --------------
                                                                  39,282,419
                                                               --------------
Germany - 5.68%

BASF AG                                              86,100        3,178,461
Bayer                                                84,000        3,238,276
Buderus AG                                            3,300        1,832,545
Dykerhoff AG                                          9,300        3,366,492
Gerresheimer Glas                                   189,900        3,186,516
Lufthansa                                           195,900        3,770,441
Metro AG                                             14,900        1,624,071
Suedzucker AG                                         4,420        2,370,822
Veba AG                                              58,400        3,300,003
Viag AG                                               7,300        3,335,599
Volkswagen AG                                         9,300        7,053,094
                                                               --------------
                                                                  36,256,320
                                                               --------------
Greece - 0.04%

Ergo Bank SA                                          3,750          225,103
                                                               --------------
                                                                     225,103
                                                               --------------
Hong Kong - 6.54%

Cheung Kong Holdings                                940,000        9,282,303
Hong Kong Electric Holdings                       2,651,100       10,676,949
HSBC Holdings PLC                                   121,068        3,641,260
Hutchison Whampoa Ltd                               300,000        2,594,553
Jardine Matheson Holdings                         1,479,286       10,502,931
New Asia Realty & Tr Co                           1,280,000        5,055,893
                                                               --------------
                                                                  41,753,889
                                                               --------------
India - 0.41%

Industrial Cr & Inv-Indi *                          183,800        2,643,044
                                                               --------------
                                                                   2,643,044
                                                               --------------

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
INTERNATIONAL PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
-------------------------------------------------------------------------------

                                                                    Market
                                                     Shares          Value
                                                     ------          -----
Indonesia - 0.38%

PT Bank Bali  Fgn Reg                               201,500       $   538,549
PT Inti Indorayon Utama                             950,000           664,063
PT Lippo Bank Fgn Reg                             1,194,000         1,227,385
                                                               --------------
                                                                    2,429,997
                                                               --------------
Israel - 2.02%

ECI Telecommunications                              117,300         3,489,675
Scitex Corp ADR                                     527,300         4,646,831
Tadiran Ltd                                         165,900         4,748,888
                                                               --------------
                                                                   12,885,394
                                                               --------------
Italy - 1.74%

Sogefi                                              375,000           950,206
Stet D Risp Port Non Con                          1,058,000         3,678,374
Telecom Italia Di Risp                            3,170,000         6,285,828
Telecom Italia Spa                                   60,000           179,965
                                                               --------------
                                                                   11,094,373
                                                               --------------
Japan - 20.40%

Amada Co                                            219,000         1,931,790
Asahi Tech Corp                                     205,000           999,039
Canon Inc                                           153,000         4,169,083
Dai Nippon Printing                                 132,000         2,985,852
Daicel Chemical Industries                          372,000         1,439,240
Daifuku                                             150,000         1,978,166
Daikin Industries                                   185,000         1,680,349
Daiwa Securities Co                                 136,000         1,073,747
Family Mart                                          53,000         2,601,397
Fuji Machine Manufacturing Co                       111,000         4,023,144
Fuji Photo Film                                      80,000         3,220,961
Fujitec Co Ltd                                      109,000         1,294,672
Fujitsu Ltd                                         311,000         4,318,690
Furukawa Electric Co Ltd                            312,000         1,986,445
Hitachi Credit Corp                                 114,000         2,210,306
Hitachi Ltd                                         269,000         3,007,162
Inabata & Co                                        176,000         1,200,489
Kaneka Corp                                         368,000         2,307,633
Kurita Water Industries                             100,000         2,663,755
Kyocera Corp                                         40,000         3,179,039
Kyudenko Co Ltd                                     149,000         1,257,066
Lintec Inc                                           16,000           292,052
Matsushita Electric                                 207,000         4,176,157
Mitsubishi Chemical Corp                            771,000         2,518,376
Mitsubishi Estate                                   136,000         1,971,703
Mitsubishi Heavy Industries                         428,000         3,285,694
Mitsumi Electric Co Ltd                             142,000         3,385,677
Murata Manufacturing Co                              73,000         2,907,249
NEC Corp                                            288,000         4,024,454
NIFCO                                               121,000         1,268,122
Nintendo Corp Ltd                                    46,000         3,856,769
Nippon Telegraph & Telephone                            345         3,314,410
Nissan Motor Co Ltd                                 367,000         2,849,459
Nissha Printing                                      20,000           230,568
Obayashi Corp                                       233,000         1,560,795
Ricoh Co                                            278,000         3,641,921
Rinnai Corp                                          71,000         1,525,415
Sangetsu Co Ltd                                      56,000         1,193,362
Sankyo Co Ltd                                       114,000         3,833,188
Sanwa Shutter                                       191,000         1,734,847
Secom                                                21,000         1,542,445
Sekisui Chemical Co                                 216,000         2,188,297
Sekisui House Ltd                                   182,000         1,843,843
Shimanura Co Ltd                                     35,000         1,247,162
Sony Corp                                            51,000         4,449,694
Sumitomo Marine & Fire                              164,000         1,346,376
Suzuki Motor Co                                     249,000         3,153,275
Taisei Corp                                         377,000         1,748,358
TDK Corp                                             47,000         3,452,140
Tokyo Electron Ltd                                   79,000         3,780,961
Toshiba                                             580,000         3,733,275
Tsubakimoto Chain                                   304,000         1,858,515
Yamanouchi Pharmaceutica                            102,000         2,743,755
                                                                -------------
                                                                  130,186,339
                                                                -------------
Mexico - 3.76%



Cifra A                                             226,269           419,027
Cifra B                                           1,850,000         3,454,018
Desc SA 'B'                                         505,000         3,707,708
Desc SA Ser C                                         5,050            37,905
Grupo Mexico SA                                     679,000         2,569,699
Panamerican Beverages Inc 'A'                       153,000         5,029,875
Telefonos De Mexico SA ADR                          184,000         8,786,000
                                                                -------------
                                                                   24,004,232
                                                                -------------
Netherlands - 5.73%

ABN Amro Holding                                    169,000         3,152,760
AKZO Nobel Nv                                        36,200         4,963,454
Ing Groep Nv                                        105,000         4,843,519
KLM Konin Luchvaart Mij                                 900            27,755
Koninklijke Bijenkorf Beheer                         22,050         1,543,129
Koninklijke KNP Bt                                  145,000         3,303,685
Koninklijke PTT Nederlan                              3,441           135,051
Koninklijke Van Ommeren                              43,200         1,677,884
Philips Electronics                                 236,195        16,926,967
                                                                -------------
                                                                   36,574,204
                                                                -------------
New Zealand - 1.10%

Fletcher Challenge Paper                            250,000           607,391
Fletcher Forest Shares                            3,609,123         5,256,244
Tranz Rail Holdings ADR                              67,000         1,130,625
                                                                -------------
                                                                    6,994,260
                                                                -------------
Norway - 0.52%

Saga Petroleum                                      189,700         3,318,110
                                                                -------------
                                                                    3,318,110
                                                                -------------
Peru - 0.98%

Creditcorp Common Stk ADR                            86,000         1,892,000
Telefonica De Peru 'B'                            1,648,995         4,329,000
                                                                -------------
                                                                    6,221,000
                                                                -------------

See Notes to Financial Statements          See explanation of symbols on A-58
                                     A-53

PACIFIC SELECT FUND
INTERNATIONAL PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                       Shares           Value
                                                       ------          ------
Portugal - 0.52%

Electricidade De Portuga                               148,500      $ 2,725,313
Soares Da Costa *                                       60,080          563,250
                                                                   -------------
                                                                      3,288,563
                                                                   -------------
South Korea - 0.51%

Korea Chemical Co                                       39,990        3,282,963
                                                                   -------------
                                                                      3,282,963
                                                                   -------------
Spain - 3.11%

Banco Bilbao Vizcaya                                    42,000        3,413,266
Dragados Y Const SA                                     37,422          777,478
Iberdrola SA                                           397,600        5,020,952
Telefonica De Espana SA                                248,810        7,196,216
Uralita                                                305,000        3,406,375
                                                                   -------------
                                                                     19,814,287
                                                                   -------------
Sweden - 4.60%

Esselte Ab B-F                                          70,900        1,672,343
Pharmacia & Upjohn                                      48,400        1,637,170
Skandia Foersaekrings Ab                               169,000        6,242,224
Skf Ab                                                 401,000       10,393,987
Sparbanken Sverige-A                                    79,400        1,769,933
Spectra-Physics Ab-A Shr                               152,700        2,750,816
Svenska Handelsbanken                                  152,000        4,875,583
                                                                   -------------
                                                                     29,342,056
                                                                   -------------
Switzerland - 7.28%


Ascom Holdings AG                                        1,280        1,789,983
Baloise-Holdings                                         1,380        3,290,442
Bobst AG                                                 2,120        3,602,330
Forbo Holdings AG                                       10,980        4,739,568
Holderbank Finan Glaris                                  5,040        4,762,014
Nestle Sa Bearer                                         5,290        6,980,843
Novartis AG                                                 50           79,959
Oerlikon-Buehrle Hldg AG                                   320           37,492
Schindler Holding AG                                     2,560        3,288,798
Sig Schweiz Industrie Ge                                 2,100        3,122,302
Sulzer AG *                                              3,820        3,271,668
Valora Holding AG                                        7,390        1,569,646
Zurich Versicherungs-Reg                                24,960        9,936,115
                                                                   -------------
                                                                     46,471,160
                                                                   -------------
United Kingdom - 12.10%

Bass PLC                                               136,400        1,663,187
BAT Industries                                         190,900        1,706,897
BG PLC                                               2,609,000        9,591,558
British Telecomm                                       649,700        4,820,261
Burmah Castrol                                         287,400        4,864,565
Courtaulds Textiles PLC                                161,700          824,448
Grand Metropolitan PLC                                 350,500        3,390,475
Imperial Tobacco Group                               1,014,200        6,520,725
Kwik Save Group                                        303,400        1,536,829
National Westminster Bank                              575,500        7,730,555
Peninsular & Orient Stea                               317,400        3,167,969
Premier Farnell PLC                                    225,300        1,755,869
Racal Electronics                                      421,500        1,696,816
Reckitt & Colman                                       337,300        5,024,638
Royal Bank of Scotland Group PLC                       258,300        1,649,979
Salvensen (Christian)                                  295,900        1,388,088
Stolz Nielsen SA ADR                                   410,150        7,946,656
Sun Alliance Group                                     413,300        3,045,734
Tate & Lyle                                            214,200        1,590,976
Unilever PLC                                           118,400        3,390,639
WPP Group PLC                                          939,300        3,851,625
                                                                   -------------
                                                                     77,158,489
                                                                   -------------

Total Common Stocks (Cost $540,803,214)                             622,785,587
                                                                   -------------

Total Investments in Securities
    at Market Value (Cost $551,604,890)                             632,777,194
                                                                   -------------


                                                     Principal
                                                      Amount             Value
                                                      ------             -----

SHORT-TERM INVESTMENTS - 0.82%

Chase Bank London
    4.000% due 07/01/97                           $  5,233,762        5,233,762
                                                                   -------------

Total Short-Term Investments
    at Amortized Cost                                                 5,233,762
                                                                   -------------


TOTAL INTERNATIONAL PORTFOLIO
    (COST $556,838,652)                                            $638,010,956
                                                                  ==============

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
INTERNATIONAL PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

Notes to Schedule of Investments
--------------------------------

(a) Forward foreign currency contracts outstanding at June 30, 1997, are summarized as follows:

                                         Principal
            Contracts                      Amount         Unrealized
            To Buy or    Expiration      Covered By      Appreciation
   Type      To Sell       Month          Contract      (Depreciation)
------------------------------------------------------------------------
    BF         Sell         8/97        $     800,000        $  8,877
    DG         Sell         8/97            9,900,000         107,713
    DM         Sell         8/97            9,500,000         108,495
    FF         Sell         9/97           10,000,000         112,314
    JY         Sell         9/97           25,000,000        (172,650)
    SF         Sell         8/97           12,000,000         219,195
                                                        ----------------
                                                             $383,944
                                                        ================

           Principal amount denoted in the indicated currency:
              BF - Belgian Franc
              DG - Dutch Guilder
              DM - German Mark
              FF - French Franc
              JY - Japanese Yen
              SF - Swiss Franc

(b) At June 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost of investments for federal income tax purposes was as follows:

Tax cost basis                                                     $556,838,652
                                                               ----------------

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                 $90,750,370

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                  (9,578,066)
                                                               ----------------

Net unrealized appreciation                                         $81,172,304
                                                               ----------------

See Notes to Financial Statements             See explanation of symbols on A-58
                                     A-55

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Portfolio of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Market
                                                         Shares          Value
                                                         ------         ------
COMMON STOCKS - 94.25%

Argentina - 2.69%

Astra Argentina De                                       24,000       $   50,887
Banco Frances Del Rio                                    10,530          114,056
Banco Galicia                                            19,300          128,364
Ciadea SA                                                 8,800           37,845
Dalmine Siderar SA *                                      1,979            8,135
Dalmine Siderca SA                                       57,844          149,838
Inversiones Y Representaciones  GDR                       1,525           66,719
Molinos Rio De La Plata                                  10,577           41,362
Perez Compancia ADR                                      23,743          378,983
Telefonica De Argentina ADR                              17,330          600,051
YPF Sociedad Anonima ADR                                 26,600          817,950
                                                                      ----------
                                                                       2,394,190
                                                                      ----------
Brazil - 9.47%

Aracruz Celulose SA PNB                                  61,000          123,530
Banco Bradesco SA                                    83,920,000          845,826
Banco Itau SA PN                                        816,000          456,913
Centrais Eletrobras                                   2,691,000        1,604,732
Cia Cervejaria Brahma                                   498,000          378,960
Cia Energetica Minas Ger                              7,283,000          375,487
Cia Paulista De Forca E                                 887,000          149,138
Cia Siderurgica Nacional                              3,600,000          118,718
Cia Souza Cruz Ind Com                                   24,400          257,260
Cia Vale Do Rio Doce                                     25,780          570,201
Petrol Brasileiros                                        1,619          449,723
Telebras ADR                                         12,300,000        1,866,525
Telecomunicacues Brasileiras ADR                      4,552,000          617,350
Usinas Siderurgicas Mina                                 34,159          380,462
White Martins SA                                         77,068          225,512
                                                                      ----------
                                                                       8,420,337
                                                                      ----------
Chile - 8.49%

Banco Santander                                          49,275          726,806
Chilgener SA ADR                                         26,900          753,200
Chilgener SA ADR RT                                       8,874           19,878
Compania Cervecerias Unidas ADR                          16,400          359,775
Compania De Telefono Chili ADR                           48,670        1,606,110
Empresa ADR                                              52,375        1,181,711
Enersis ADR                                              42,485        1,510,873
Madeco SA ADR                                            14,250          349,125
Maderas Y Sinteticos Sociedad ADR                        24,425          406,066
Sociedad Quimica Y Minera Chile                           9,590          634,139
                                                                      ----------
                                                                       7,547,683
                                                                      ----------
Hungary - 1.50%

Borsodchem RT *                                           3,200          125,309
Egis RT                                                   1,100           68,679
Gedeon Richter RT                                         4,100          369,410
Graboplast RT                                             2,300          105,748
Magyar Olaj Es Gazipare                                  19,300          418,473
Otp Bank RT                                               9,300          242,949
                                                                      ----------
                                                                       1,330,568
                                                                      ----------

India - 6.84%

Bajai Auto GDR                                           12,550          431,093
BSES Limited GDR *                                       12,300          325,950
Eih Limited                                              18,400          303,600
Gujarat Ambuja GDR                                       27,400          318,662
Hindalco Industries                                      25,000          883,750
Indian Hotels Co Limited                                 18,450          438,188
Indian Rayon & Industries GDR                            26,300          328,750
Larsen & Tourbro Limited                                 35,900          619,275
State Bank of India *                                    24,900          659,850
Steel Authority of India                                 30,300          267,398
Tata Engineering & Loco Co GDR *                         49,420          758,597
Videsh Sanchar Nigam Limited *                           35,900          744,925
                                                                      ----------
                                                                       6,080,038
                                                                      ----------

Indonesia - 5.39%

Bank International Indonesia                          1,713,171        1,479,301
Bank International Warrents *                            36,726           14,346
Bimantara Citra                                         437,000          763,672
P.T. Hm Sampoerna                                       117,000          446,207
P.T. Semen Gresik                                       182,000          407,854
Telekomunikasi Indonesia ADR                             42,600        1,384,500
United Tractors                                          79,500          294,202
                                                                      ----------
                                                                       4,790,082
                                                                      ----------
Israel - 9.39%

Agis Industries Limited *                                52,800          557,762
Bank Hapoalim Bm *                                      441,800          919,393
Bezek                                                   208,200          525,946
Blue Square Chain Stores *                               57,050          555,358
Clal Israel Limited 1                                 2,711,000          776,857
ECI Telecommunications ORD                               45,200        1,344,701
Elco Holdings Limited *                                  42,744          380,776
Elite Industries *                                       22,980          555,705
Formula Systems *                                        11,000          179,610
ICL Israel Chemical *                                   539,000          634,313
Industrial Buildings *                                  471,500          831,659
Teva Pharmaceutical ADR                                  16,770        1,081,904
                                                                      ----------
                                                                       8,343,984
                                                                      ----------
Malaysia - 9.19%

Edaran Otomobil Nasional                                 41,000          349,247
Gamuda Berhad                                           149,499          524,194
Ioi Properties Berhad                                   163,000          309,984
Jaya Tiasa Holdings                                     134,000          674,247
Land & General Holdings                                 311,000          357,330
Metacorp Berhad                                         193,000          401,446
Perusahaan Otomobil Nas                                 138,000          645,166
Public Bank Berhad Foreign                              357,666          558,322
RHB Capital Berhad                                      165,000          522,979
Road Builder (M) Holdings Berhad                        116,000          546,910
Sungei Way Holdings Berhad                              272,600          514,095
Tan Chong Motor Holdings                                252,000          475,246
Telekom Malaysia                                        231,500        1,082,290

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Market
                                                       Shares            Value
                                                       ------            -----
UMW Holdings Berhad                                    94,000         $  443,185
United Engineers                                      106,000            764,342
                                                                      ----------
                                                                       8,168,983
                                                                      ----------
Mexico - 7.23%

Apasco SA                                              33,500            240,886
Cemex SA                                              142,700            621,061
Cifra SA 'A'                                           22,159             41,035
Cifra SA 'B'                                          269,178            502,565
Controladora Coml Mexica                              154,204            143,952
Desc SA 'B'                                            24,800            182,081
Desc SA 'C'                                               501              3,761
Empresas Ica Sociedad                                  11,089            177,659
Empresas Moderna SA                                    32,500            173,221
Fomento Economico Mexica                               42,371            252,826
Grupo Bimbo 'A'                                        29,300            210,315
Grupo Carso SA De Cv                                   63,700            445,988
Grupo Financiero Banamex *                            134,829            319,766
Grupo Industrial Alfa                                  39,000            266,658
Grupo Mexico SA                                        50,400            190,742
Grupo Modelo SA De Cv                                  56,932            395,730
Grupo Televisa                                         10,500            318,938
Industrias Penoles SA                                  23,900            114,269
Kimberly Clark De Mexico                              115,780            467,385
Telefonos De Mexico ADR                                26,300          1,255,825
Tubos De Acero De Mexico *                              5,761            105,961
                                                                      ----------
                                                                       6,430,624
                                                                      ----------
Pakistan - 0.25%

Engro Chemical *                                        7,625             26,976
Fauji Fertilizer Co *                                  23,500             46,222
Faysal Bank *                                          18,100             12,024
Hubco GDR *                                             1,960             49,745
Pakistan State Oil *                                    6,760             54,439
Pakistan Telecom *                                        250             19,672
Sui Southern Gas Pipeline *                            18,745             13,217
                                                                      ----------
                                                                         222,295
                                                                      ----------
Peru - 5.13%

Banco Wiese ADR                                        55,200            358,800
Cementos Lima SA                                       69,869            141,843
Creditcorp ADR                                         34,734            764,148
Enrique Ferreyros                                     178,292            204,818
Luz Del Sur                                           273,400            320,254
Minas Buenaventura 'A'                                 34,174            317,928
Minas Buenaventura 'B'                                 13,181            129,576
Minsur SA                                              23,602             89,252
Southern Peru Copper                                   22,219            109,965
Telefonica De Peru 'B'                                686,108          1,801,195
Union De Cervecerias Per                              309,384            321,620
                                                                      ----------
                                                                       4,559,399
                                                                      ----------
Philippines - 3.13%

Ayala Corp                                            767,250            552,690
Equitable Banking Corp                                  9,500             34,396
Metro Bank Trust Co                                    22,075            468,684
Petron Corp                                           991,960            251,976
Philippine Long Distance Telephone ADR                  7,200            462,600
San Miguel Corp                                       159,159            419,379
Sm Prime                                            2,015,100            595,912
                                                                      ----------
                                                                       2,785,637
                                                                      ----------
Poland - 0.56%

Bank Rozwoju Eksportu                                   5,500            115,472
Bank Slaski SA                                          1,040             74,365
Debica                                                  2,250             46,212
Elektrim                                               22,390            194,844
Polifarb                                               13,340             67,786
                                                                      ----------
                                                                         498,679
                                                                      ----------

Portugal - 7.54%

Banco Commercial Portugal                              14,500            273,852
Banco Espirito Santo                                   28,800            652,745
Cimpor Cimentos De Portugal                            23,200            540,718
Colep *                                                30,400            487,955
Electricidade De Portugal                              23,000            422,102
Investec *                                             19,400            661,253
Jeronimo Martins                                        9,820            686,005
Mundial Confianca *                                    40,300            593,051
Portugal Telecom                                       39,900          1,609,602
Sonae Industria E Investmentos                         14,050            587,466
Telecel-Comunicacoes Pes *                              2,300            190,795
                                                                      ----------
                                                                       6,705,544
                                                                      ----------
South Africa - 4.64%


Barlow Limited                                         27,121            295,164
De Beers Centenary                                     10,390            383,796
Driefontein                                            35,000            235,417
Gencor                                                 94,933            437,556
Liberty Life Association of Africa                     11,938            323,823
Metro Cash                                            176,595            155,779
Nasionale Pers                                         25,850            296,438
Nedcor *                                               22,547            496,034
Norwich Holdings                                       51,837            100,599
Rembrandt Group                                        37,317            398,311
Sasol Limited                                          24,100            316,231
Smith C.G. Limited                                     51,642            288,703
South African Breweries                                12,802            393,137
                                                                      ----------
                                                                       4,120,988
                                                                      ----------
South Korea - 4.51%

Cho Hung Bank                                         127,560            847,527
Daewoo Securities Co *                                  9,900            179,493
Korea Electric Power                                   56,250          1,678,632
Korea Fund                                             75,000          1,106,250
Samsung Electronics Co                                  1,870            199,722
Samsung Electronics Co Right                               30              1,582
                                                                      ----------
                                                                       4,013,206
                                                                      ----------
Taiwan - 0.93%

Acer Inc GDR *                                          8,700            154,686
Advanced Semiconductor *                                7,590            150,888
Asia Cement GDS                                         1,900             30,552
China Steel GDS                                         5,740            121,258
Evergreen Marine *                                      3,200             54,016

See Notes to Financial Statements             See explanation of symbols on A-58

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Portfolio of Investments (Continued)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                   Shares              Value
                                                   ------             ------
GVC Corp GDR *                                       5,100           $    54,213
President Enterprise GDS *                           2,400                43,200
Taiwan Fund Inc                                      8,800               222,200
                                                                     -----------
                                                                         831,013
                                                                     -----------
Thailand - 0.93%

Bangkok Bank Public Co                              38,500               275,775
Cogeneration PLC                                    44,600               124,736
Electricity Generating                              60,700               155,109
Krung Thai Bank Public Co Limited                   65,700                71,384
Phatra Thanakit Co                                  24,500                31,549
Thai Farmers Bank Public                            21,700                96,056
Total Access Comm                                   16,000                74,240
                                                                     -----------
                                                                         828,849
                                                                     -----------
Turkey - 6.44%

Adana Cimento                                    4,206,000               389,510
Akaltekstil                                      9,651,626               487,538
Akbank                                           2,277,714               195,594
Arcelik                                          2,834,250               381,781
Bagfas Bandirma Gubre                            1,925,000               460,263
Demirbank                                        2,649,780                51,755
Ege Biracilik Ve Malt                              576,000               133,841
Eregli Demir Ve Celik FA                         2,626,000               437,740
Izmir Demir Celik *                             17,813,000               209,953
Migros Turk Tas                                    615,312               435,143
Netas Telekomunik                                1,601,000               442,101
Otosan                                             728,000               387,351
Sabanci Holding                                 10,500,000               381,882
Tansas                                           1,817,000               373,251
Turk Sise Ve Cam Fabrika *                       3,758,000               237,920
Turkiye Garanti Bankasi                          7,443,000               280,727
Yapi Ve Kredi Bank                              19,207,510               439,843
                                                                     -----------
                                                                       5,726,193
                                                                     -----------

Total Common Stocks (Cost $76,601,402)                                83,798,292
                                                                     -----------
                                                  Principal            Market
                                                   Amount               Value
                                                   ------              ------
CORPORATE BONDS & NOTES - 0.09%


Taiwan - 0.09%
Far Eastern Department Stores
    3.000% due 07/06/01                            $70,000                75,775
                                                                     -----------
Total Corporate Bonds & Notes
    (Cost $72,450)                                                        75,775
                                                                     -----------

CONVERTIBLE BONDS - 0.16%

Taiwan - 0.16%
Nan Ya Plastics
    1.750% due 07/19/01                            $70,000           $   100,100
Formosa Chemical
    1.750% due 07/19/01                             40,000                45,000
                                                                     -----------


Total Convertible Bonds (Cost $118,422)                                  145,100
                                                                     -----------

Total Investments in Securities
    at Market Value (Cost $76,792,274)                                84,019,167
                                                                     -----------


SHORT TERM INVESTMENTS - 5.50%

Chase Bank London
    5.750% due 07/01/97                          4,893,000             4,893,000
                                              ------------           -----------

Total Short-Term Investments
    at Amortized Cost                                                  4,893,000
                                                                     -----------


TOTAL EMERGING MARKETS
    PORTFOLIO (COST $81,685,274)                                     $88,912,167
                                                                     -----------

Notes to Schedule of Investments
--------------------------------

(a) At June 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost of investments for federal income tax purposes was as follows:

Tax cost basis                                                      $81,685,274
                                                                ----------------


Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                 $11,081,415


Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                  (3,854,522)
                                                                ----------------

Net unrealized appreciation                                        $  7,226,893
                                                                ----------------


  -----------------------------------------------------------------------

           Explanation of Symbols For Schedules of Investments
           ---------------------------------------------------

          - Securities purchased in a private placement transaction;
            resale to the public may require registration.
          # Forward buy contract.
          + Securities are valued under procedures established by
            the Board of Trustees.
          * Non-income producing securities.
         ** Securities have been segregated with the custodian to cover margin requirements for open future contracts as of June 30, 1997.

  -----------------------------------------------------------------------

See Notes to Financial Statements            See explanation of symbols on A-58

                              PACIFIC SELECT FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

   The Pacific Select Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, organized as a Massachusetts business trust on May 4, 1987. The Fund currently consists of fourteen separate portfolios (the "Portfolios"): the Money Market Portfolio, the High Yield Bond Portfolio, the Managed Bond Portfolio, the Government Securities Portfolio, the Growth Portfolio, the Aggressive Equity Portfolio, the Growth LT Portfolio, the Equity Income Portfolio, the Multi-Strategy Portfolio, the Equity Portfolio, the Bond and Income Portfolio, the Equity Index Portfolio, the International Portfolio, and the Emerging Market Portfolio. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are owned. At June 30, 1997, shares of the Fund were offered only to Pacific Select, Pacific Select Exec, Pacific COLI, Pacific Select Variable Annuity and Separate Account A Separate Accounts of Pacific Mutual Life Insurance Company ("Pacific Mutual") and Pacific Corinthian Variable Separate Account of Pacific Corinthian Life Insurance Company ("Pacific Corinthian"). Pacific Corinthian is a wholly-owned subsidiary of Pacific Mutual.

   The investment objective of each Portfolio is summarized in the following table:

--------------------------------------------------------------------------------
Money Market                      Current income consistent with preservation
                                  of capital
--------------------------------------------------------------------------------
High Yield Bond                   High level of current income.
--------------------------------------------------------------------------------
Managed Bond                      Maximize total return consistent with
                                  prudent investment management.
--------------------------------------------------------------------------------
Government                        Maximize total return consistent with
Securities                        prudent investment management.
--------------------------------------------------------------------------------
Growth                            Growth of capital.
--------------------------------------------------------------------------------
Aggressive Equity                 Capital appreciation.
--------------------------------------------------------------------------------
Growth LT                         Long-term growth of capital consistent with
                                  the preservation of capital.
--------------------------------------------------------------------------------
Equity Income                     Long-term growth of capital and income.
--------------------------------------------------------------------------------
Multi-Strategy                    High total return.
--------------------------------------------------------------------------------
Equity                            Capital appreciation.
--------------------------------------------------------------------------------
Bond and Income                   High level of current income consistent with
                                  prudent investment management and
                                  preservation of capital.
--------------------------------------------------------------------------------
Equity Index                      Provide investment results that correspond to
                                  the total return performance of common
                                  stocks publicly traded in the U.S.
--------------------------------------------------------------------------------
International                     Long-term capital appreciation.
--------------------------------------------------------------------------------
Emerging Markets                  Long-term growth of capital.
--------------------------------------------------------------------------------

   The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   The Fund commenced operations on January 4, 1988. All Portfolios began operations at that date, except the Equity Index Portfolio which commenced operations on January 30, 1991, the Growth LT Portfolio which commenced operations on January 4, 1994, the Aggressive Equity Portfolio and the Emerging Markets Portfolio which commenced operations on April 1, 1996, and the Equity Portfolio and the Bond and Income Portfolio which commenced operations on January 19, 1984 as series of the Pacific Corinthian Variable Fund ("PCVF").

   On December 31, 1994, the Fund acquired substantially all the assets of each of the series of PCVF, in a non-taxable exchange for shares of beneficial interest in the Fund and the assumption of certain liabilities of PCVF. PCVF was an open-end management company that consisted of eight series and served as an investment medium for flexible premium deferred annuity and variable accumulation contracts funded by Pacific Corinthian Variable Separate Account of Pacific Corinthian. The net assets acquired for six of the eight series were exchanged for shares issued by the Money Market Portfolio, the Government Securities Portfolio, the Equity Income Portfolio and the Multi-Strategy Portfolio of the Fund. The Equity Portfolio and the Bond and Income Portfolio of the Fund were formed expressly for the purpose of acquiring the Equity Series and the Bond and Income Series of PCVF.

   A. Security Trading and Valuation

   The net asset value per share is calculated separately for each Portfolio. The net asset value per share is determined by dividing the value of each Portfolio's net assets by the number of outstanding shares of the Portfolio. Portfolio securities are valued and the net asset value per share is determined at or about 4:00 p.m. New York City time on each day the New York Stock Exchange is open.

   Portfolio securities for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales price, or, if no sales are reported, the mean between the representative bid and asked quotations obtained from a quotation reporting system or from established market makers. In other cases, securities are valued at their fair value as determined in good faith pursuant to procedures established by the Board of Trustees of the Fund (such valuation methods were used for approximately 7% and 13% of the Managed Bond and Government Securities Portfolios' investments, respectively, as of June 30, 1997). Money market instruments are valued at amortized cost which approximates market value.

                              PACIFIC SELECT FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


   B. Foreign Currency Translation

   Foreign securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions. Pursuant to U.S. Federal income tax regulations, the Fund computes the effect of changes in foreign exchange rates from the fluctuations arising from changes in market prices on the sale of foreign currency denominated debt obligations. This foreign exchange component of the net gains or losses realized on the sales and maturities of such debt obligations is treated as ordinary income or loss for Federal income tax purposes.

   The Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions.

   Reported net realized foreign exchange gains and losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.

   C. Income Taxes

   The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

   D. Foreign Taxes on Dividends

   Dividend income in the statements of operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: Growth LT Portfolio - $97,661; Equity Income Portfolio - $51,140; Multi-Strategy Portfolio - $12,807; Equity Portfolio - $6,075; Equity Index Portfolio - $31,206; International Portfolio - $1,035,342; Emerging Markets Portfolio - $75,884.

   E. Securities Gains or Losses and Investment Income

   Gains or losses on the sale of Portfolio securities are determined on an identified cost bases. Dividend income is recorded on the ex-dividend date; interest income is accrued daily.

   F. Allocation of General Expenses

   General expenses of the Fund (including trustees, legal and audit fees, and proxy and shareholder meeting costs) are allocated among the Portfolios in proportion to their relative average daily net assets. Expenses which relate exclusively to a particular Portfolio (including advisory fees, registration fees, brokerage commissions, interest expense and certain taxes) are borne directly by the particular Portfolio.

   G. Organization Costs

   Organization costs of $3,952 for the Growth LT Portfolio and $23,410 for the Aggressive Equity Portfolio and the Emerging Markets Portfolio are currently being amortized over five years at the rates of 10%, 15% and 25% in years one, two and three through five, respectively.

   H. Equalization

   The Fund follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of distributable investment income on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed investment income per share is unaffected by sales or redemptions of Fund shares.

2. DERIVATIVE FINANCIAL INSTRUMENTS

   A. Interest Rate and Stock Index Futures Contracts

   An interest rate contract is an agreement between two parties to buy and sell a specified quantity of a financial instrument at a specified price at a future date. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin receivables or payables represent the difference between the unrealized appreciation (depreciation) on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund's cost of the contract. Interest rate futures contracts are used as non-leveraged substitutes for the underlying physical securities. Stock index futures are entered into for the purposes of maintaining a perfect correlation with the Standard & Poor's Composite 500 Index. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular classes of

                              PACIFIC SELECT FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


instruments. Risks associated with the use of the stock index futures contracts include an imperfect correlation between the movement in the index and the movement in the market values of the securities held in that market. Risks may also arise if there is an illiquid secondary market for the instruments, or the inability of counterparties to perform.

   B. Forward Foreign Currency Contracts

   Forward foreign currency contracts may be used for the purpose of hedging against foreign exchange risk arising from the Fund's investment in foreign securities. These contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and form unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

3. INVESTMENT ADVISORY, AGENCY, AND DISTRIBUTION AGREEMENTS

   Pursuant to an Investment Advisory Agreement, Pacific Mutual serves as Investment Adviser to the Fund, and receives from the Fund the following advisory fees: for the Money Market Portfolio, an annual rate of .40% of the first $250 million of the average daily net assets of the Portfolio, .35% of the next $250 million of the average daily net assets of the Portfolio, and .30% of the average daily net assets of the Portfolio in excess of $500 million; for the High Yield Bond, Managed Bond, Government Securities, and Bond and Income Portfolios, an annual rate of .60% of average daily assets of each of the Portfolios; for the Growth, Equity Income, Multi-Strategy and Equity Portfolios, and annual rate of .65% of average daily net assets of each of the Portfolios; for the Aggressive Equity Portfolio, an annual rate of .80% of the average daily net assets of the Portfolio; for the Growth LT Portfolio, an annual rate of .75% of the average daily net assets of the Portfolio; for the Equity Index Portfolio, an annual rate of 25% of the first $100 million of the average daily net assets of the Portfolio, .20% of the next $100 million of the average daily net assets of the Portfolio, and .15% of the average daily net assets of the Portfolio in excess of $200 million; for the International Portfolio, an annual rate of .85% of the average daily net assets of the Portfolio; and for the Emerging Markets Portfolio, an annual rate of 1.10% of the average daily net assets of the Portfolio. The fees are accured daily.

   The Fund and Pacific Mutual also entered into an Agreement for Support Services effective October 1, 1995, pursuant to which Pacific Mutual provides support services that are outside of the scope of Pacific Mutual's responsibilities under the Advisory Contract. Under the Agreement, the Fund compensates Pacific Mutual for its expenses in providing support services to the Fund in connection with various matters including the expense of registering and qualifying the Fund on State and Federal levels, providing legal and accounting services, maintaining the Fund's legal existence, shareholders' meetings are expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. Pacific Mutual provides these support services to the Fund on a cost reimbursement basis.

   Pursuant to Portfolio Management Agreements, the Fund and Pacific Mutual employ portfolio managers for twelve of the fourteen Portfolios of the Fund. The costs of such services are borne by Pacific Mutual as Investment Adviser to the Fund.

   Pursuant to an Agency Agreement, Pacific Mutual serves as transfer agent and dividend disbursing agent for the Fund, without remuneration from the Fund.

Pacific Mutual Distributor, Inc., a wholly-owned subsidiary of Pacific Mutual, serves as distributor of the Fund's shares without remuneration from the Fund.

4. CUSTODIAL AND RECORDKEEPING AGENT

   Custodial and recordkeeping service costs are accured under the Custody Agreement on a daily basis by the Fund on a per transaction and net asset basis for each Portfolio.

5. DISTRIBUTIONS TO SHAREHOLDERS

   The Fund currently declares and pays dividends on net investment income monthly for all the Portfolios, except the International Portfolio and the Emerging Markets Portfolio, for which dividends are declared and paid at least annually. All realized capital gains are distributed at least annually for all Portfolios. Distributions to shareholders are recorded on the ex-dividend date. All dividends are reinvested in additional shares of the related Portfolios unless a shareholder elects to receive a dividend in cash.

   The Fund declared and paid sufficient dividends on net investment income and capital gains distributions during 1996 to qualify as a regulated investment company, and is not required to pay the Federal excise tax under Regulation M of the Internal Revenue Code. The Fund also intends to declare and distribute sufficient dividends during 1997 to avoid Federal income and capital gains taxes, pursuant to the Code.

   Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, wash sales, futures and options. Permanent book and tax difference relating to shareholder distributions will result in reclassifications to paid-in capital.

6. TRANSACTIONS WITH AFFILIATES

   The Fund has incurred $11,686,001 of investment advisory fees and $63,500 of support services expenses to Pacific Mutual

                              PACIFIC SELECT FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

for the period ended June 30, 1997 (Note 3). As of June 30, 1997, $2,175,712 and $35,141 respectively, remained payable.

   Pacific Mutual has voluntarily undertaken to waive its fees or otherwise reimburse the Fund for its operating expenses, exclusive of advisory fees, additional custodial charges associated with holding foreign securities, foreign tax on dividends, interest, or gains, and extraordinary expenses, in excess of
 .25% of average daily net assets, through December 31, 1998. For the period ended June 30, 1997, the operating expenses for each of the Portfolios were under the 0.25% expense cap.

   Certain officers and directors of Pacific Mutual are also officers and trustees of the Fund.

7. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding short-term investments and the Money market Portfolio since it trades exclusively in short-term debt securities) for the period ended June 30, 1997 are summarized in the following table:

-----------------------------------------------------------------------------------------------------
                                         U.S. Government Securities           Other Securities
                                         --------------------------           ----------------
                                          Purchases         Sales         Purchases         Sales
                                          ---------         -----         ---------         -----
High Yield Bond Portfolio               $ 27,665,234    $  5,793,203    $150,021,753    $ 95,358,024
Managed Bond Portfolio                   156,264,241     134,908,590     225,261,495     172,770,826
Government Securities Portfolio           11,288,596      16,818,157      56,301,872      41,050,850
Growth Portfolio                                                          47,090,494      45,331,568
Aggressive Equity Portfolio                                               69,310,031      37,825,320
Growth LT Portfolio                                                      352,849,261     331,594,538
Equity Income Portfolio                                                  367,097,934     265,933,097
Multi-Strategy Portfolio                  32,044,804      19,564,483     109,366,610      80,877,307
Equity Portfolio                                                         188,418,399     154,082,553
Bond and Income Portfolio                  3,676,250       1,915,625      10,375,220       1,909,280
Equity Index Portfolio                                                   154,425,652       7,875,259
International Portfolio                                                  465,301,504     324,557,146
Emerging Markets Portfolio                                                55,023,543      15,443,878
-----------------------------------------------------------------------------------------------------

                              PACIFIC SELECT FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


8. SHARES OF BENEFICIAL INTEREST

   Transactions in Fund shares for the period ended June 30, 1997 and the year ended December 31, 1996 were as follows:

                                     Money Market Portfolio        High Yield Bond Portfolio        Managed Bond Portfolio
                                      1997            1996          1997               1996          1997            1996
                                ------------------------------- -------------------------------  ----------------------------
Beginning Balances                 32,078,144       9,578,766    18,585,912          8,621,642    24,216,721      11,439,669
Shares sold                        25,864,067      50,071,013     7,388,568         12,316,934     7,676,692      12,168,889
Distributions reinvested              908,078         772,662     1,029,810          1,221,180       856,902       1,233,507
Shares redeemed                   (20,792,943)    (28,344,297)   (2,939,262)        (3,573,844)   (2,134,649)       (625,344)
                                ------------------------------- -------------------------------  ----------------------------
Ending Balances                    38,057,346      32,078,144    24,065,028         18,585,912    30,615,666      24,216,721
                                ------------------------------- -------------------------------  ----------------------------

                                Government Securities Portfolio         Growth Portfolio         Aggressive Equity Portfolio
                                      1997            1996          1997               1996          1997            1996(1)
                                ------------------------------- -------------------------------  ----------------------------
Beginning Balances                  9,394,471       5,511,273     7,800,722          6,988,012     4,626,146
Shares sold                         1,248,865       4,602,766     1,185,490          2,619,774     4,253,911       5,548,218
Distributions reinvested              262,176         563,577     1,055,033            510,026                           903
Shares redeemed                      (656,432)     (1,283,145)     (869,739)        (2,317,090)   (1,204,305)       (922,975)
                                ------------------------------- -------------------------------  ----------------------------
Ending Balances                    10,249,080       9,394,471     9,171,506          7,800,722     7,675,752       4,626,146
                                ------------------------------- -------------------------------  ----------------------------

                                       Growth LT Portfolio          Equity Income Portfolio        Multi-Strategy Portfolio
                                      1997            1996          1997               1996          1997            1996
                                ------------------------------- -------------------------------  ----------------------------
Beginning Balances                 26,561,383      14,221,253    20,994,540         11,350,872    15,296,734       9,470,952
Shares sold                         7,665,160      16,920,404     5,485,291         10,085,140     2,672,181       5,563,328
Distributions reinvested            1,701,864         172,382     1,685,747            863,549     1,209,315         906,350
Shares redeemed                    (2,041,970)     (4,752,656)     (467,482)        (1,305,021)     (483,184)       (643,896)
                                ------------------------------- -------------------------------  ----------------------------
Ending Balances                    33,886,437      26,561,383    27,698,096         20,994,540    18,695,046      15,296,734
                                ------------------------------- -------------------------------  ----------------------------

                                        Equity Portfolio           Bond and Income Portfolio        Equity Index Portfolio
                                      1997            1996          1997               1996          1997            1996
                                ------------------------------- -------------------------------  ----------------------------
Beginning Balances                  9,869,194       6,174,016     6,789,034          4,367,735    19,267,562       7,880,313
Shares sold                         2,530,666       4,269,758     1,274,856          2,818,189     7,992,487      11,981,661
Distributions reinvested              417,958         459,879       358,855            401,391     1,082,085         516,410
Shares redeemed                      (540,957)     (1,034,459)     (467,129)          (798,281)   (1,842,952)     (1,110,822)
                                ------------------------------- -------------------------------  ----------------------------
Ending Balances                    12,276,861       9,869,194     7,955,616          6,789,034    26,499,182      19,267,562
                                ------------------------------- -------------------------------  ----------------------------

                                    International Portfolio       Emerging Markets Portfolio
                                      1997            1996          1997               1996(1)
                                ------------------------------- -------------------------------
Beginning Balances                 29,479,456      14,089,635     4,554,623
Shares sold                        10,905,366      16,491,205     7,056,136          4,596,197
Distributions reinvested              823,826         574,609
Shares redeemed                    (2,047,281)     (1,675,993)   (3,216,318)           (41,574)
                                ------------------------------- -------------------------------
Ending Balances                    39,161,367      29,479,456     8,394,441          4,554,623
                                ------------------------------- -------------------------------

(1) Operations commenced on April 1, 1996.

SEMI-ANNUAL REPORT
AS OF JUNE 30, 1997

 .PACIFIC SELECT FUND


       DISTRIBUTOR

      Pacific Mutual
     Distributors, Inc.
  700 Newport Center Drive
Newport Beach, California 92660
     Member: NASD & SIPC

        ACCOUNTANTS
   Deloitte & Touche LLP
   695 Town Center Drive
        Suite 1200
Costa Mesa, California 92626

          COUNSEL
   Dechert Price & Rhoads
   1500 "K" Street, N.W.
         Suite 500
   Washington, D.C. 20005


Form No. 15-20803-00
         357-7A


  Pacific Mutual Life Insurance Company                        BULK RATE
  Policy Benefits and Services Department                     U.S. POSTAGE
  700 Newport Center Drive                                       PAID
  P.O. Box 7500                                              PACIFIC MUTUAL
  Newport Beach, CA 92658-7500